UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-09475
                                                     ---------------------

                Nuveen Insured Dividend Advantage Municipal Fund
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
 ------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Kevin J. McCarthy
                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  (312) 917-7700
                                                           -------------------

                  Date of fiscal year end: October 31
                                           ------------------

                  Date of reporting period: April 30, 2007
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.


                                                --------------------------------
                                                SEMIANNUAL REPORT April 30, 2007
                                                --------------------------------

                                     Nuveen Investments
                                     Municipal Closed-End Funds

               NUVEEN INSURED
            QUALITY MUNICIPAL
                   FUND, INC.
                          NQI

               NUVEEN INSURED
        MUNICIPAL OPPORTUNITY
                   FUND, INC.
                          NIO

               NUVEEN PREMIER
            INSURED MUNICIPAL
            INCOME FUND, INC.
                          NIF

               NUVEEN INSURED
               PREMIUM INCOME
             MUNICIPAL FUND 2
                          NPX

               NUVEEN INSURED
           DIVIDEND ADVANTAGE
               MUNICIPAL FUND
                          NVG

               NUVEEN INSURED
           TAX-FREE ADVANTAGE
               MUNICIPAL FUND
                          NEA


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                                     DEPENDABLE,
                                     TAX-FREE INCOME BECAUSE
                                     IT'S NOT WHAT YOU EARN,
                                     IT'S WHAT YOU KEEP.(R)

                                                                      [LOGO]
                                                                 NUVEEN
                                                                     INVESTMENTS

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                                                                 NUVEEN
                                                                     INVESTMENTS

      Chairman's
            LETTER TO SHAREHOLDERS

Photo of: Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board

      Once again, I am pleased to report that over the six-month period covered by this report your Fund continued to provide you with attractive monthly tax-free income. For more details about the management strategy and performance of your Fund, please read the Portfolio Manager's Comments, the Dividend and Share Price Information, and the Performance Overview sections of this report.

      For some time, I've used these letters to remind you that municipal bonds can be an important building block in a well-balanced investment portfolio. In addition to providing attractive tax-free monthly income, a municipal bond investment like your Fund may help you achieve and benefit from greater portfolio diversification. Portfolio diversification is a recognized way to try to reduce some of the risk that comes with investing. For more information about this important investment strategy, I encourage you to contact your personal financial advisor.

"IN ADDITION TO PROVIDING ATTRACTIVE TAX-FREE MONTHLY INCOME, A MUNICIPAL BOND INVESTMENT LIKE YOUR FUND MAY HELP YOU ACHIEVE AND BENEFIT FROM GREATER PORTFOLIO DIVERSIFICATION."

      We also are pleased to be able to offer you a choice concerning how you receive your shareholder reports and other Fund information. As an alternative to mailed copies, you can sign up to receive future Fund reports and other Fund information by e-mail and the internet. The inside front cover of this report contains information on how you can sign up.

      We are grateful that you have chosen us as a partner as you pursue your financial goals, and we look forward to continuing to earn your trust in the months and years ahead. At Nuveen Investments, our mission continues to be to assist you and your financial advisor by offering investment services and products that can help you to secure your financial objectives.

      Sincerely,


      /s/ Timothy R. Schwertfeger

      Timothy R. Schwertfeger
      CHAIRMAN OF THE BOARD

      June 15, 2007

Nuveen Investments Municipal Closed-End Funds
NQI, NIO, NIF, NPX, NVG, NEA

Portfolio Manager's
          COMMENTS

PORTFOLIO MANAGER PAUL BRENNAN REVIEWS KEY INVESTMENT STRATEGIES AND THE SIX-MONTH PERFORMANCE OF THESE SIX INSURED FUNDS. WITH ALMOST 18 YEARS OF INVESTMENT EXPERIENCE, INCLUDING 16 YEARS AT NUVEEN, PAUL ASSUMED PORTFOLIO MANAGEMENT RESPONSIBILITY FOR NQI, NIO, NIF, NPX, NVG, AND NEA IN JULY 2006.

WHAT KEY STRATEGIES WERE USED TO MANAGE THESE FUNDS DURING THE SIX-MONTH REPORTING PERIOD ENDED APRIL 30, 2007?

During this six-month period, we continued to see a further flattening of the municipal bond yield curve. In this environment, where the slope of the yield curve remained a dominant market factor, we continued to emphasize a disciplined approach to duration 1 management and yield curve positioning. As part of this approach, our purchases for the Funds' portfolios focused mainly on attractively priced bonds with maturities of 25 years and longer. We believed that bonds in this part of the yield curve generally offered more attractive yields, better value, and reward opportunities more commensurate with their risk levels.

Our duration management strategies during this period also included the use of inverse floating rate trusts, 2 a type of derivative financial instrument, in all six of these Funds. The inverse floaters had the dual benefit of increasing the Funds' distributable income and bringing their durations closer to our preferred strategic target. Since late 2004, we have also used forward swaps and futures contracts (additional types of derivative instruments) as duration management tools in Funds where we believed this would support our overall investment performance strategies. The goal of this strategy is to help us manage the Funds' net asset value (NAV) volatility without having a negative impact on their income streams or common share dividends over the short term. During this reporting period, we used forward swaps in NPX.

We also continued to put an emphasis on individual credit selection. During this period, the municipal market saw steady new money issuance as well as a number of major

1 Duration is a measure of a bond's price sensitivity as interest rates change, with longer duration bonds displaying more sensitivity to these changes than bonds with shorter durations.

2 An inverse floating rate trust is a financial instrument designed to pay long-term tax-exempt interest at a rate that varies inversely with a short-term tax-exempt interest rate index. For the Nuveen Funds, the index typically used is the Securities Industry and Financial Markets (SIFM) Municipal Swap Index (previously referred to as the Bond Market Association Index or BMA). Inverse floaters, including those inverse floating rate securities in which the Funds invested during the six-month period, are further defined within the "Notes to Financial Statements" and "Glossary of Terms Used in This Report" sections of this shareholder report.

advance refundings 3 and debt restructurings. For the six months ended April 30, 2007, municipal issuance nationwide totaled $223.7 billion, up 32% compared with the six-month period ended April 30, 2006. During the first four months of 2007, supply increased 37% over that of the first four months of 2006--to $135.4 billion--primarily due to a 71% increase in refundings during this period.

Much of the new supply was highly rated and insured, which gave us more bonds from which to choose in implementing the strategies we had planned for these Funds. In NVG and NEA, which can invest up to 20% of their assets in uninsured investment-grade quality securities, we also continued to work to maintain the Funds' weightings of lower credit quality bonds because of their strong performance and support for the Funds' income streams.

In addition to reinvesting a few bond call proceeds, we selectively sold some of the Funds' holdings that were nearing redemption in order to generate cash for purchases. We also took advantage of opportunities to sell bonds that were purchased when yields were lower and replace them with newer credits that yielded comparatively more. We continued to redeploy proceeds to bonds that could help us increase the Funds' income-generating potential, such as credits with unusual types of coupons, including zero coupon and discount bonds. On the whole, our purchase activity during this period was directed toward bonds with interesting structures and characteristics that we believed represented opportunities to add value, manage duration and volatility, and support earnings.

3 Advance refundings, also known as pre-refundings or refinancings, occur when an issuer sells new bonds and uses the proceeds to fund principal and interest payments of older existing bonds. This process often results in lower borrowing costs for bond issuers.

HOW DID THE FUNDS PERFORM?

Individual results for these Funds, as well as relevant index and peer group information, are presented in the accompanying table.

TOTAL RETURNS ON NET ASSET VALUE

For periods ended 4/30/07

                        CUMULATIVE                  ANNUALIZED
                        -----------    -------------------------------------
                          6-MONTH       1-YEAR        5-YEAR        10-YEAR
------------------------------------------------------------------------------
NQI                        1.26%         6.37%         6.36%          6.48%
------------------------------------------------------------------------------
NIO                        1.28%         6.52%         6.57%          6.41%
------------------------------------------------------------------------------
NIF                        1.09%         6.42%         6.37%          6.14%
------------------------------------------------------------------------------
NPX                        1.45%         6.64%         6.35%          6.60%
------------------------------------------------------------------------------
NVG                        1.39%         6.55%         7.28%            NA
------------------------------------------------------------------------------
NEA                        2.05%         7.35%          NA              NA
------------------------------------------------------------------------------
Lehman Brothers
Insured Municipal
Bond Index 4               1.60%         6.04%         5.40%          6.03%
------------------------------------------------------------------------------
Lipper Insured
Municipal Debt
Funds Average 5            1.46%         6.77%         6.10%          6.22%
------------------------------------------------------------------------------

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares.

For additional information, see the individual Performance Overview for your Fund in this report.

For the six months ended April 30, 2007, the cumulative return on NAV for NEA outperformed the return on the Lehman Brothers Insured Municipal Bond Index; all the other Funds lagged the insured index. Similarly, NEA exceeded the average return for the Funds' insured Lipper peer group, while NPX performed in line with this measure and the remaining four Funds trailed the peer group average for this period.

Factors that influenced the Funds' returns during this period included duration and yield curve positioning, individual security selection, advance refunding activity, and exposure to uninsured credits in NVG and NEA.

As the yield curve continued to flatten over the course of this period, municipal bonds with maturities of 20 years and longer, as measured by the Lehman Brothers Municipal Bond Index, performed best, generally outpacing municipal bonds with shorter maturities. As mentioned earlier, one of our strategies during this period focused on adding

4 The Lehman Brothers Insured Municipal Bond Index is an unleveraged, unmanaged national index comprising a broad range of insured municipal bonds. Results for the Lehman Brothers Index do not reflect any expenses.

5 The Lipper Insured Municipal Debt Funds Average is calculated using the returns of all closed-end funds in this category for each period as follows: 6 months, 26; 1 year, 26; 5 years, 21; and 10 years, 18. Fund and Lipper returns assume reinvestment of dividends.

longer bonds to our portfolios. Overall, this purchase activity and our duration management strategies helped to extend the Funds' durations and bring them closer in line with our preferred strategic range. Due to changes in the yield curve over this period, bonds at the shortest end of the curve (with maturities between 1 and 3 years) also outperformed bonds in the middle of the curve. All of these Funds tended to be more heavily weighted in intermediate maturities, which generally hampered their performance. However, NEA had more optimal exposure to the longer part of the curve, which boosted its return, while NIF was hurt by its lack of exposure to the shortest end of the curve.

During this period, we continued to employ strategies that we believed could help to strengthen the future income streams of our portfolios. In addition to income potential, the Funds' holdings of zero coupon bonds, which we continued to build, provided a positive impact on performance for this period.

We also continued to see positive contributions from advance refunding activity, which benefited the Funds through price appreciation and enhanced credit quality. This was especially true in NEA. At the same time, holdings of older, previously pre-refunded bonds tended to underperform the general municipal market during this period, particularly those with effective maturities between 5 and 10 years.

In addition, NVG and NEA have the ability to invest up to 20% of their assets in uninsured investment-grade quality securities. During this period, bonds rated BBB or lower generally outperformed other credit quality sectors, largely as the result of investor demand for the higher yields typically associated with lower-rated bonds, which drove up their value. As of April 30, 2007, NEA held approximately 10% of its portfolio in uninsured bonds, including 3% in bonds rated BBB and 2% in bonds rated A. NVG allocated a smaller percentage of its portfolio to uninsured bonds and held less than 1% in bonds rated below AA at the end of this period. Together with its lack of zero coupon holdings, NVG's relative underexposure to uninsured and lower-rated credits accounted for most of the performance difference between NEA and NVG.

We should also note that all six of these Funds continued to use financial leverage to provide opportunities for additional income and total return for common shareholders. However, this strategy can also add volatility to a Fund's NAV and share price. Over this period, these two characteristics tended to offset one another, and the use of leverage was generally a neutral factor in the total return performance of these six leveraged Funds.

Dividend and Share Price
       INFORMATION

As previously noted, these six Funds use leverage to potentially enhance opportunities for additional income for common shareholders. Although the extent of this benefit was reduced during this period due to high short-term interest rates that, in turn, kept the Funds' borrowing costs high, the Funds' use of leverage continued to provide incremental income. Consequently, the dividends of all six of these Funds remained stable throughout the six-month reporting period ended April 30, 2007.

Due to normal portfolio activity, common shareholders of NIO also received capital gains distribution of $0.0190 per share at the end of December 2006.

All of the Funds in this report seek to pay stable dividends at rates that reflect each Fund's past results and projected future performance. During certain periods, each Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If a Fund has cumulatively earned more than it has paid in dividends, it holds the excess in reserve as undistributed net investment income (UNII) as part of the Fund's NAV. Conversely, if a Fund has cumulatively paid dividends in excess of its earnings, the excess constitutes negative UNII that is likewise reflected in the Fund's NAV. Each Fund will, over time, pay all of its net investment income as dividends to shareholders. As of April 30, 2007, NQI and NIO had positive UNII balances for both financial statement and, based on our best estimates, tax purposes, while NIF, NPX, NVG, and NEA had positive UNII balances, based on our best estimates, for tax purposes and negative UNII balances for financial statement purposes.

As of April 30, 2007, the Funds' share prices were trading at discounts to their NAVs as shown in the accompanying chart:

                              4/30/07                            6-MONTH AVERAGE
                             DISCOUNT                                   DISCOUNT
--------------------------------------------------------------------------------
NQI                            -3.55%                                     -4.08%
--------------------------------------------------------------------------------
NIO                            -3.12%                                     -4.46%
--------------------------------------------------------------------------------
NIF                            -3.22%                                     -3.94%
--------------------------------------------------------------------------------
NPX                            -6.41%                                     -6.86%
--------------------------------------------------------------------------------
NVG                            -0.46%                                     -1.71%
--------------------------------------------------------------------------------
NEA                            -2.22%                                     -1.67%
--------------------------------------------------------------------------------

Nuveen Insured Quality Municipal Fund, Inc.

NQI

Performance
      OVERVIEW As of April 30, 2007

FUND SNAPSHOT
--------------------------------------------------------------------------------
Common Share Price                                                   $    14.69
--------------------------------------------------------------------------------
Common Share
Net Asset Value                                                      $    15.23
--------------------------------------------------------------------------------
Premium/(Discount) to NAV                                                 -3.55%
--------------------------------------------------------------------------------
Market Yield                                                               4.94%
--------------------------------------------------------------------------------
Taxable-Equivalent Yield 1                                                 6.86%
--------------------------------------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                                                 $  583,309
--------------------------------------------------------------------------------
Average Effective Maturity
on Securities (Years)                                                     17.98
--------------------------------------------------------------------------------
Leverage-Adjusted Duration                                                 9.78
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 12/19/90)
-----------------------------------
            ON SHARE PRICE   ON NAV
-----------------------------------
6-Month
(Cumulative)    1.52%         1.26%
-----------------------------------
1-Year          6.20%         6.37%
-----------------------------------
5-Year          5.97%         6.36%
-----------------------------------
10-Year         6.27%         6.48%
-----------------------------------

STATES
(as a % of total investments)
--------------------------------------------------------------------------------
California                                                                 19.6%
--------------------------------------------------------------------------------
Texas                                                                      12.2%
--------------------------------------------------------------------------------
New York                                                                    9.9%
--------------------------------------------------------------------------------
Illinois                                                                    9.6%
--------------------------------------------------------------------------------
Washington                                                                  8.0%
--------------------------------------------------------------------------------
Florida                                                                     4.7%
--------------------------------------------------------------------------------
Nevada                                                                      4.4%
--------------------------------------------------------------------------------
Kentucky                                                                    3.6%
--------------------------------------------------------------------------------
Ohio                                                                        2.9%
--------------------------------------------------------------------------------
Louisiana                                                                   2.6%
--------------------------------------------------------------------------------
Pennsylvania                                                                2.5%
--------------------------------------------------------------------------------
Hawaii                                                                      2.0%
--------------------------------------------------------------------------------
Massachusetts                                                               1.6%
--------------------------------------------------------------------------------
West Virginia                                                               1.5%
--------------------------------------------------------------------------------
Other                                                                      14.9%
--------------------------------------------------------------------------------

INDUSTRIES
(as a % of total investments)
--------------------------------------------------------------------------------
Transportation                                                             20.4%
--------------------------------------------------------------------------------
Tax Obligation/Limited                                                     18.0%
--------------------------------------------------------------------------------
U.S. Guaranteed                                                            17.8%
--------------------------------------------------------------------------------
Tax Obligation/General                                                     14.7%
--------------------------------------------------------------------------------
Health Care                                                                10.8%
--------------------------------------------------------------------------------
Utilities                                                                   7.1%
--------------------------------------------------------------------------------
Other                                                                      11.2%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CREDIT QUALITY
(as a % of total investments)

                                   [PIE CHART]

Insured                                                                      80%
U.S. Guaranteed                                                              17%
FHA/FNMA/GNMA Guaranteed                                                      3%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2006-2007 MONTHLY TAX-FREE DIVIDENDS PER SHARE

                                   [BAR CHART]


$0.0670   $0.0635   $0.0635   $0.0635   $0.0605   $0.0605   $0.0605   $0.0605   $0.0605   $0.0605   $0.0605   $0.0605
---------------------------------------------------------------------------------------------------------------------
  May       Jun       Jul       Aug       Sep       Oct       Nov       Dec       Jan       Feb       Mar       Apr

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHARE PRICE PERFORMANCE

                                  [LINE CHART]

                                         Weekly
                             Date     Closing Price
                           --------   -------------
                           5/01/06       $14.62
                                         $14.38
                                         $14.38
                                         $14.28
                                         $14.26
                                         $14.12
                                         $13.95
                                         $13.98
                                         $13.98
                                         $14.00
                                         $14.09
                                         $13.96
                                         $14.01
                                         $14.30
                                         $14.81
                                         $14.70
                                         $14.83
                                         $14.84
                                         $14.77
                                         $14.55
                                         $14.41
                                         $14.61
                                         $14.62
                                         $14.65
                                         $14.56
                                         $14.66
                                         $14.82
                                         $14.81
                                         $14.80
                                         $14.73
                                         $14.67
                                         $14.85
                                         $14.69
                                         $14.55
                                         $14.49
                                         $14.52
                                         $14.54
                                         $14.58
                                         $14.70
                                         $14.54
                                         $14.61
                                         $14.66
                                         $14.66
                                         $14.70
                                         $14.78
                                         $14.83
                                         $14.80
                                         $14.90
                                         $14.90
                                         $14.81
                                         $14.76
                                         $14.76
                           4/30/07       $14.69

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.
--------------------------------------------------------------------------------

1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment, in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

Nuveen Insured Municipal Opportunity Fund, Inc.

NIO

Performance
      OVERVIEW As of April 30, 2007

--------------------------------------------------------------------------------
CREDIT QUALITY
(as a % of total investments)

                                   [PIE CHART]

Insured                                                                      73%
U.S. Guaranteed                                                              27%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2006-2007 MONTHLY TAX-FREE DIVIDENDS PER SHARE 2

                                   [BAR CHART]


$0.0675   $0.0645   $0.0645   $0.0645   $0.0615   $0.0615   $0.0615   $0.0615   $0.0615   $0.0615   $0.0615   $0.0615
---------------------------------------------------------------------------------------------------------------------
  May       Jun       Jul       Aug       Sep       Oct       Nov       Dec       Jan       Feb       Mar       Apr

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHARE PRICE PERFORMANCE

                                  [LINE CHART]

                                         Weekly
                             Date     Closing Price
                           --------   -------------
                           5/01/06       $14.61
                                         $14.56
                                         $14.42
                                         $14.41
                                         $14.45
                                         $14.50
                                         $14.41
                                         $14.14
                                         $13.94
                                         $14.10
                                         $14.08
                                         $14.26
                                         $14.46
                                         $14.86
                                         $14.82
                                         $14.78
                                         $14.88
                                         $14.86
                                         $14.85
                                         $14.81
                                         $14.65
                                         $14.73
                                         $14.85
                                         $14.72
                                         $14.50
                                         $14.60
                                         $14.70
                                         $14.84
                                         $14.70
                                         $14.67
                                         $14.71
                                         $14.95
                                         $14.73
                                         $14.48
                                         $14.53
                                         $14.73
                                         $14.78
                                         $14.76
                                         $14.80
                                         $14.67
                                         $14.80
                                         $14.79
                                         $14.76
                                         $14.77
                                         $14.89
                                         $14.93
                                         $14.90
                                         $14.78
                                         $14.81
                                         $14.85
                                         $14.77
                                         $14.85
                           4/30/07       $14.90

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.
--------------------------------------------------------------------------------

FUND SNAPSHOT
--------------------------------------------------------------------------------
Common Share Price                                                   $    14.90
--------------------------------------------------------------------------------
Common Share
Net Asset Value                                                      $    15.38
--------------------------------------------------------------------------------
Premium/(Discount) to NAV                                                 -3.12%
--------------------------------------------------------------------------------
Market Yield                                                               4.95%
--------------------------------------------------------------------------------
Taxable-Equivalent Yield 1                                                 6.88%
--------------------------------------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                                                 $1,247,630
--------------------------------------------------------------------------------
Average Effective Maturity
on Securities (Years)                                                     15.89
--------------------------------------------------------------------------------
Leverage-Adjusted Duration                                                 9.72
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 9/19/91)
-----------------------------------
            ON SHARE PRICE   ON NAV
-----------------------------------
6-Month
(Cumulative)    3.69%         1.28%
-----------------------------------
1-Year          7.75%         6.52%
-----------------------------------
5-Year          6.47%         6.57%
-----------------------------------
10-Year         6.26%         6.41%
-----------------------------------

STATES
(as a % of total investments)
--------------------------------------------------------------------------------
California                                                                 20.5%
--------------------------------------------------------------------------------
Texas                                                                       9.9%
--------------------------------------------------------------------------------
Alabama                                                                     6.9%
--------------------------------------------------------------------------------
New York                                                                    5.8%
--------------------------------------------------------------------------------
Nevada                                                                      5.3%
--------------------------------------------------------------------------------
Illinois                                                                    4.2%
--------------------------------------------------------------------------------
Colorado                                                                    4.1%
--------------------------------------------------------------------------------
Michigan                                                                    3.9%
--------------------------------------------------------------------------------
Florida                                                                     3.5%
--------------------------------------------------------------------------------
Louisiana                                                                   3.4%
--------------------------------------------------------------------------------
Massachusetts                                                               3.0%
--------------------------------------------------------------------------------
Ohio                                                                        2.9%
--------------------------------------------------------------------------------
Wisconsin                                                                   2.6%
--------------------------------------------------------------------------------
South Carolina                                                              2.6%
--------------------------------------------------------------------------------
Pennsylvania                                                                2.0%
--------------------------------------------------------------------------------
Indiana                                                                     1.8%
--------------------------------------------------------------------------------
New Jersey                                                                  1.5%
--------------------------------------------------------------------------------
Washington                                                                  1.4%
--------------------------------------------------------------------------------
Other                                                                      14.7%
--------------------------------------------------------------------------------

INDUSTRIES
(as a % of total investments)
--------------------------------------------------------------------------------
U.S. Guaranteed                                                            27.8%
--------------------------------------------------------------------------------
Tax Obligation/Limited                                                     18.9%
--------------------------------------------------------------------------------
Transportation                                                             14.5%
--------------------------------------------------------------------------------
Tax Obligation/General                                                     12.8%
--------------------------------------------------------------------------------
Utilities                                                                   6.8%
--------------------------------------------------------------------------------
Health Care                                                                 6.7%
--------------------------------------------------------------------------------
Water and Sewer                                                             6.6%
--------------------------------------------------------------------------------
Other                                                                       5.9%
--------------------------------------------------------------------------------

1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment, in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2 The Fund paid shareholders a capital gains distribution in December 2006 of $0.019 per share.

Nuveen Premier Insured Municipal Income Fund, Inc.

NIF

Performance
      OVERVIEW As of April 30, 2007

FUND SNAPSHOT
--------------------------------------------------------------------------------
Common Share Price                                                   $    14.71
--------------------------------------------------------------------------------
Common Share
Net Asset Value                                                      $    15.20
--------------------------------------------------------------------------------
Premium/(Discount) to NAV                                                 -3.22%
--------------------------------------------------------------------------------
Market Yield                                                               4.98%
--------------------------------------------------------------------------------
Taxable-Equivalent Yield 1                                                 6.92%
--------------------------------------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                                                 $  295,102
--------------------------------------------------------------------------------
Average Effective Maturity
on Securities (Years)                                                     14.52
--------------------------------------------------------------------------------
Leverage-Adjusted Duration                                                 9.20
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 12/19/91)
-----------------------------------
            ON SHARE PRICE   ON NAV
-----------------------------------
6-Month
(Cumulative)    3.29%         1.09%
-----------------------------------
1-Year          7.17%         6.42%
-----------------------------------
5-Year          5.80%         6.37%
-----------------------------------
10-Year         6.23%         6.14%
-----------------------------------

STATES
(as a % of total investments)
--------------------------------------------------------------------------------
California                                                                 22.0%
--------------------------------------------------------------------------------
Washington                                                                 11.7%
--------------------------------------------------------------------------------
Illinois                                                                   10.1%
--------------------------------------------------------------------------------
Texas                                                                       6.6%
--------------------------------------------------------------------------------
Colorado                                                                    4.5%
--------------------------------------------------------------------------------
New York                                                                    4.5%
--------------------------------------------------------------------------------
Nevada                                                                      4.3%
--------------------------------------------------------------------------------
Florida                                                                     3.2%
--------------------------------------------------------------------------------
Oregon                                                                      2.7%
--------------------------------------------------------------------------------
Hawaii                                                                      2.4%
--------------------------------------------------------------------------------
Michigan                                                                    2.3%
--------------------------------------------------------------------------------
Tennessee                                                                   2.3%
--------------------------------------------------------------------------------
Georgia                                                                     2.1%
--------------------------------------------------------------------------------
Missouri                                                                    2.1%
--------------------------------------------------------------------------------
Pennsylvania                                                                2.1%
--------------------------------------------------------------------------------
Indiana                                                                     1.9%
--------------------------------------------------------------------------------
Louisiana                                                                   1.6%
--------------------------------------------------------------------------------
Other                                                                      13.6%
--------------------------------------------------------------------------------

INDUSTRIES
(as a % of total investments)
--------------------------------------------------------------------------------
Tax Obligation/General                                                     23.8%
--------------------------------------------------------------------------------
U.S. Guaranteed                                                            21.0%
--------------------------------------------------------------------------------
Tax Obligation/Limited                                                     16.9%
--------------------------------------------------------------------------------
Transportation                                                             14.7%
--------------------------------------------------------------------------------
Health Care                                                                 9.6%
--------------------------------------------------------------------------------
Utilities                                                                   5.1%
--------------------------------------------------------------------------------
Other                                                                       8.9%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CREDIT QUALITY
(as a % of total investments)

                                   [PIE CHART]

Insured                                                                      78%
--------------------------------------------------------------------------------
U.S. Guaranteed                                                              21%
--------------------------------------------------------------------------------
FHA/FNMA/GNMA Guaranteed                                                      1%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2006-2007 MONTHLY TAX-FREE DIVIDENDS PER SHARE

                                   [BAR CHART]


$0.0675   $0.0640   $0.0640   $0.0640   $0.0610   $0.0610   $0.0610   $0.0610   $0.0610   $0.0610   $0.0610   $0.0610
---------------------------------------------------------------------------------------------------------------------
  May       Jun       Jul       Aug       Sep       Oct       Nov       Dec       Jan       Feb       Mar       Apr

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHARE PRICE PERFORMANCE

                                  [LINE CHART]

                                         Weekly
                             Date     Closing Price
                           --------   -------------
                           5/01/06       $14.50
                                         $14.44
                                         $14.25
                                         $14.60
                                         $14.35
                                         $14.48
                                         $14.20
                                         $14.10
                                         $13.95
                                         $13.91
                                         $14.10
                                         $14.09
                                         $14.46
                                         $15.07
                                         $14.85
                                         $14.53
                                         $14.70
                                         $14.79
                                         $14.71
                                         $14.53
                                         $14.49
                                         $14.74
                                         $14.61
                                         $14.74
                                         $14.45
                                         $14.45
                                         $14.56
                                         $14.67
                                         $14.74
                                         $14.70
                                         $14.63
                                         $14.76
                                         $14.81
                                         $14.41
                                         $14.46
                                         $14.44
                                         $14.59
                                         $14.55
                                         $14.63
                                         $14.62
                                         $14.57
                                         $14.62
                                         $14.70
                                         $14.80
                                         $14.80
                                         $14.89
                                         $14.87
                                         $14.83
                                         $14.86
                                         $14.86
                                         $14.79
                                         $14.73
                           4/30/07       $14.71

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.
--------------------------------------------------------------------------------

1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment, in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

Nuveen Insured Premium Income Municipal Fund 2

NPX

Performance
      OVERVIEW As of April 30, 2007

--------------------------------------------------------------------------------
CREDIT QUALITY
(as a % of total investments)

                                   [PIE CHART]

Insured                                                                      77%
U.S. Guaranteed                                                              22%
FHA/FNMA/GNMA Guaranteed                                                      1%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2006-2007 MONTHLY TAX-FREE DIVIDENDS PER SHARE

                                   [BAR CHART]


$0.0570   $0.0540   $0.0540   $0.0540   $0.0540   $0.0540   $0.0540   $0.0540   $0.0540   $0.0540   $0.0540   $0.0540
---------------------------------------------------------------------------------------------------------------------
  May       Jun       Jul       Aug       Sep       Oct       Nov       Dec       Jan       Feb       Mar       Apr

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHARE PRICE PERFORMANCE

                                  [LINE CHART]

                                         Weekly
                             Date     Closing Price
                           --------   -------------
                           5/01/06       $12.67
                                         $12.67
                                         $12.75
                                         $12.75
                                         $12.55
                                         $12.62
                                         $12.55
                                         $12.32
                                         $12.14
                                         $12.32
                                         $12.29
                                         $12.26
                                         $12.38
                                         $12.50
                                         $12.65
                                         $12.58
                                         $12.72
                                         $12.84
                                         $12.99
                                         $12.90
                                         $12.83
                                         $12.91
                                         $13.00
                                         $12.98
                                         $12.85
                                         $13.05
                                         $13.01
                                         $13.13
                                         $13.01
                                         $13.03
                                         $12.98
                                         $13.28
                                         $13.20
                                         $12.89
                                         $13.00
                                         $13.02
                                         $12.97
                                         $13.15
                                         $13.20
                                         $13.09
                                         $13.11
                                         $13.16
                                         $13.12
                                         $13.14
                                         $13.36
                                         $13.46
                                         $13.36
                                         $13.29
                                         $13.34
                                         $13.28
                                         $13.18
                                         $13.17
                           4/30/07       $13.14

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.
--------------------------------------------------------------------------------

FUND SNAPSHOT
--------------------------------------------------------------------------------
Common Share Price                                                   $    13.14
--------------------------------------------------------------------------------
Common Share
Net Asset Value                                                      $    14.04
--------------------------------------------------------------------------------
Premium/(Discount) to NAV                                                 -6.41%
--------------------------------------------------------------------------------
Market Yield                                                               4.93%
--------------------------------------------------------------------------------
Taxable-Equivalent Yield 1                                                 6.85%
--------------------------------------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                                                 $  524,467
--------------------------------------------------------------------------------
Average Effective Maturity
on Securities (Years)                                                     15.45
--------------------------------------------------------------------------------
Leverage-Adjusted Duration                                                 9.89
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 7/22/93)
-----------------------------------
            ON SHARE PRICE   ON NAV
-----------------------------------
6-Month
(Cumulative)    3.34%         1.45%
-----------------------------------
1-Year          9.12%         6.64%
-----------------------------------
5-Year          5.51%         6.35%
-----------------------------------
10-Year         7.32%         6.60%
-----------------------------------

STATES
(as a % of total investments)
--------------------------------------------------------------------------------
California                                                                 16.5%
--------------------------------------------------------------------------------
Texas                                                                       9.2%
--------------------------------------------------------------------------------
New York                                                                    8.8%
--------------------------------------------------------------------------------
Pennsylvania                                                                8.4%
--------------------------------------------------------------------------------
Colorado                                                                    5.4%
--------------------------------------------------------------------------------
Hawaii                                                                      4.6%
--------------------------------------------------------------------------------
Wisconsin                                                                   4.3%
--------------------------------------------------------------------------------
Washington                                                                  4.2%
--------------------------------------------------------------------------------
New Jersey                                                                  3.0%
--------------------------------------------------------------------------------
Louisiana                                                                   2.7%
--------------------------------------------------------------------------------
Alabama                                                                     2.6%
--------------------------------------------------------------------------------
Georgia                                                                     2.3%
--------------------------------------------------------------------------------
North Dakota                                                                2.3%
--------------------------------------------------------------------------------
Nebraska                                                                    2.2%
--------------------------------------------------------------------------------
Illinois                                                                    2.2%
--------------------------------------------------------------------------------
Oregon                                                                      2.1%
--------------------------------------------------------------------------------
Nevada                                                                      1.9%
--------------------------------------------------------------------------------
Virginia                                                                    1.8%
--------------------------------------------------------------------------------
Massachusetts                                                               1.8%
--------------------------------------------------------------------------------
Other                                                                      13.7%
--------------------------------------------------------------------------------

INDUSTRIES
(as a % of total investments)
--------------------------------------------------------------------------------
U.S. Guaranteed                                                            19.6%
--------------------------------------------------------------------------------
Utilities                                                                  18.2%
--------------------------------------------------------------------------------
Tax Obligation/Limited                                                     16.4%
--------------------------------------------------------------------------------
Transportation                                                             11.1%
--------------------------------------------------------------------------------
Tax Obligation/General                                                     10.6%
--------------------------------------------------------------------------------
Water and Sewer                                                             7.6%
--------------------------------------------------------------------------------
Education and Civic Organizations                                           6.9%
--------------------------------------------------------------------------------
Health Care                                                                 5.9%
--------------------------------------------------------------------------------
Other                                                                       3.7%
--------------------------------------------------------------------------------

1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment, in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

Nuveen Insured Dividend Advantage Municipal Fund

NVG

Performance
      OVERVIEW As of April 30, 2007

FUND SNAPSHOT
--------------------------------------------------------------------------------
Common Share Price                                                   $    15.26
--------------------------------------------------------------------------------
Common Share
Net Asset Value                                                      $    15.33
--------------------------------------------------------------------------------
Premium/(Discount) to NAV                                                 -0.46%
--------------------------------------------------------------------------------
Market Yield                                                               5.03%
--------------------------------------------------------------------------------
Taxable-Equivalent Yield 1                                                 6.99%
--------------------------------------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                                                 $  456,850
--------------------------------------------------------------------------------
Average Effective Maturity
on Securities (Years)                                                     13.83
--------------------------------------------------------------------------------
Leverage-Adjusted Duration                                                 9.14
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 3/25/02)
-----------------------------------
            ON SHARE PRICE   ON NAV
-----------------------------------
6-Month
(Cumulative)    5.11%         1.39%
-----------------------------------
1-Year          6.48%         6.55%
-----------------------------------
5-Year          6.92%         7.28%
-----------------------------------
Since
Inception       6.79%         7.56%
-----------------------------------

STATES
(as a % of total investments)
--------------------------------------------------------------------------------
Texas                                                                      17.6%
--------------------------------------------------------------------------------
California                                                                 11.4%
--------------------------------------------------------------------------------
Indiana                                                                    10.0%
--------------------------------------------------------------------------------
Washington                                                                  9.5%
--------------------------------------------------------------------------------
Illinois                                                                    8.3%
--------------------------------------------------------------------------------
Florida                                                                     7.4%
--------------------------------------------------------------------------------
Tennessee                                                                   6.0%
--------------------------------------------------------------------------------
Colorado                                                                    3.8%
--------------------------------------------------------------------------------
New York                                                                    3.2%
--------------------------------------------------------------------------------
Alabama                                                                     2.7%
--------------------------------------------------------------------------------
Alaska                                                                      2.3%
--------------------------------------------------------------------------------
Pennsylvania                                                                2.2%
--------------------------------------------------------------------------------
Louisiana                                                                   2.2%
--------------------------------------------------------------------------------
Other                                                                      13.4%
--------------------------------------------------------------------------------

INDUSTRIES
(as a % of total investments)
--------------------------------------------------------------------------------
U.S. Guaranteed                                                            29.3%
--------------------------------------------------------------------------------
Transportation                                                             15.5%
--------------------------------------------------------------------------------
Tax Obligation/General                                                     13.5%
--------------------------------------------------------------------------------
Tax Obligation/Limited                                                     11.3%
--------------------------------------------------------------------------------
Utilities                                                                   8.1%
--------------------------------------------------------------------------------
Water and Sewer                                                             7.0%
--------------------------------------------------------------------------------
Health Care                                                                 6.8%
--------------------------------------------------------------------------------
Education and Civic Organizations                                           6.1%
--------------------------------------------------------------------------------
Other                                                                       2.4%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CREDIT QUALITY
(as a % of total investments)

                                   [PIE CHART]

Insured                                                                      67%
U.S Guaranteed                                                               26%
AAA (Uninsured)                                                               2%
AA (Uninsured)                                                                5%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2006-2007 MONTHLY TAX-FREE DIVIDENDS PER SHARE

                                   [BAR CHART]


$0.0705   $0.0670   $0.0670  $0.0670   $0.0640   $0.0640   $0.0640  $0.0640   $0.0640   $0.0640  $0.0640   $0.0640
------------------------------------------------------------------------------------------------------------------
  May       Jun       Jul      Aug       Sep       Oct       Nov      Dec       Jan       Feb      Mar       Apr

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHARE PRICE PERFORMANCE

                                  [LINE CHART]

                                         Weekly
                             Date     Closing Price
                           --------   -------------
                           5/01/06       $15.05
                                         $14.82
                                         $14.58
                                         $14.60
                                         $14.66
                                         $14.59
                                         $14.63
                                         $14.42
                                         $14.08
                                         $14.23
                                         $14.37
                                         $14.35
                                         $14.37
                                         $14.89
                                         $15.13
                                         $14.99
                                         $15.00
                                         $15.07
                                         $15.04
                                         $14.94
                                         $14.85
                                         $14.87
                                         $14.86
                                         $14.87
                                         $14.73
                                         $14.91
                                         $14.84
                                         $14.93
                                         $14.94
                                         $15.06
                                         $14.96
                                         $15.15
                                         $15.40
                                         $15.16
                                         $15.09
                                         $15.24
                                         $15.06
                                         $15.10
                                         $15.21
                                         $15.08
                                         $15.08
                                         $15.06
                                         $14.97
                                         $15.05
                                         $15.16
                                         $15.24
                                         $15.30
                                         $15.37
                                         $15.35
                                         $15.27
                                         $15.10
                                         $15.25
                           4/30/07       $15.26

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.
--------------------------------------------------------------------------------

1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment, in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

Nuveen Insured Tax-Free Advantage Municipal Fund

NEA

Performance
      OVERVIEW As of April 30, 2007

--------------------------------------------------------------------------------
CREDIT QUALITY
(as a % of total investments)

                                   [PIE CHART]

Insured                                                                      67%
U.S. Guaranteed                                                              23%
AAA (Uninsured)                                                               3%
AA (Uninsured)                                                                2%
A (Uninsured)                                                                 2%
BBB (Uninsured)                                                               3%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2006-2007 MONTHLY TAX-FREE DIVIDENDS PER SHARE

                                   [BAR CHART]


$0.0620  $0.0620  $0.0620  $0.0620  $0.0590  $0.0590  $0.0590   $0.0590  $0.0590  $0.0590   $0.0590   $0.0590
-------------------------------------------------------------------------------------------------------------
  May      Jun      Jul      Aug      Sep      Oct      Nov        Dec      Jan     Feb       Mar       Apr

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHARE PRICE PERFORMANCE

                                  [LINE CHART]

                                         Weekly
                             Date     Closing Price
                           --------   -------------
                           5/01/06       $13.79
                                         $13.74
                                         $13.84
                                         $13.71
                                         $13.53
                                         $13.59
                                         $13.58
                                         $13.48
                                         $13.52
                                         $13.84
                                         $14.05
                                         $13.99
                                         $14.20
                                         $14.24
                                         $14.47
                                         $14.30
                                         $14.37
                                         $14.49
                                         $14.47
                                         $14.29
                                         $14.35
                                         $14.40
                                         $14.56
                                         $14.49
                                         $14.40
                                         $14.30
                                         $14.29
                                         $14.66
                                         $14.84
                                         $14.59
                                         $14.55
                                         $15.00
                                         $14.89
                                         $14.33
                                         $14.48
                                         $14.30
                                         $14.41
                                         $14.40
                                         $14.69
                                         $14.56
                                         $14.76
                                         $15.78
                                         $14.59
                                         $14.61
                                         $14.80
                                         $14.65
                                         $14.71
                                         $14.76
                                         $14.90
                                         $15.00
                                         $14.78
                                         $14.74
                           4/30/07       $14.55

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.
--------------------------------------------------------------------------------

FUND SNAPSHOT
--------------------------------------------------------------------------------
Common Share Price                                                   $    14.55
--------------------------------------------------------------------------------
Common Share
Net Asset Value                                                      $    14.88
--------------------------------------------------------------------------------
Premium/(Discount) to NAV                                                 -2.22%
--------------------------------------------------------------------------------
Market Yield                                                               4.87%
--------------------------------------------------------------------------------
Taxable-Equivalent Yield 1                                                 6.76%
--------------------------------------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                                                 $  275,591
--------------------------------------------------------------------------------
Average Effective Maturity
on Securities (Years)                                                     16.11
--------------------------------------------------------------------------------
Leverage-Adjusted Duration                                                 7.54
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 11/21/02)
-----------------------------------
            ON SHARE PRICE   ON NAV
-----------------------------------
6-Month
(Cumulative)    3.85%         2.05%
-----------------------------------
1-Year         11.54%         7.35%
-----------------------------------
Since
Inception       5.08%         6.58%
-----------------------------------

STATES
(as a % of total investments)
--------------------------------------------------------------------------------
California                                                                 19.3%
--------------------------------------------------------------------------------
Texas                                                                       8.6%
--------------------------------------------------------------------------------
Michigan                                                                    7.7%
--------------------------------------------------------------------------------
New York                                                                    7.2%
--------------------------------------------------------------------------------
Washington                                                                  6.0%
--------------------------------------------------------------------------------
Pennsylvania                                                                5.9%
--------------------------------------------------------------------------------
Indiana                                                                     5.8%
--------------------------------------------------------------------------------
Alabama                                                                     5.5%
--------------------------------------------------------------------------------
South Carolina                                                              4.9%
--------------------------------------------------------------------------------
Wisconsin                                                                   4.4%
--------------------------------------------------------------------------------
Massachusetts                                                               3.3%
--------------------------------------------------------------------------------
Arizona                                                                     2.5%
--------------------------------------------------------------------------------
Colorado                                                                    2.5%
--------------------------------------------------------------------------------
Illinois                                                                    2.5%
--------------------------------------------------------------------------------
Other                                                                      13.9%
--------------------------------------------------------------------------------

INDUSTRIES
(as a % of total investments)
--------------------------------------------------------------------------------
U.S. Guaranteed                                                            23.4%
--------------------------------------------------------------------------------
Tax Obligation/General                                                     21.2%
--------------------------------------------------------------------------------
Tax Obligation/Limited                                                     20.2%
--------------------------------------------------------------------------------
Health Care                                                                11.8%
--------------------------------------------------------------------------------
Utilities                                                                   9.5%
--------------------------------------------------------------------------------
Transportation                                                              7.0%
--------------------------------------------------------------------------------
Other                                                                       6.9%
--------------------------------------------------------------------------------

1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment, in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

                Nuveen Insured Quality Municipal Fund, Inc. (NQI)

                Portfolio of
                        INVESTMENTS April 30, 2007 (Unaudited)


   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               ALABAMA - 1.6% (1.0% OF TOTAL INVESTMENTS)

$      1,135   Birmingham Waterworks and Sewerage Board, Alabama, Water and           1/13 at 100.00           AAA    $   1,223,269
                 Sewerage Revenue Bonds, Series 2002B, 5.250%, 1/01/20
                 (Pre-refunded 1/01/13) - MBIA Insured

       7,500   Huntsville Healthcare Authority, Alabama, Revenue Bonds, Series        6/15 at 100.00           AAA        7,868,175
                 2005A, 5.000%, 6/01/24 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
       8,635   Total Alabama                                                                                              9,091,444
------------------------------------------------------------------------------------------------------------------------------------

               ARIZONA - 1.7% (1.0% OF TOTAL INVESTMENTS)

       9,200   Phoenix, Arizona, Civic Improvement Corporation, Senior Lien           7/12 at 100.00           AAA        9,605,076
                 Airport Revenue Bonds, Series 2002B, 5.250%, 7/01/32 - FGIC
                 Insured (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------

               ARKANSAS - 0.8% (0.5% OF TOTAL INVESTMENTS)

       4,250   University of Arkansas, Fayetteville, Revenue Bonds, Medical          11/14 at 100.00           Aaa        4,496,288
                 Sciences Campus, Series 2004B, 5.000%, 11/01/24 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------

               CALIFORNIA - 31.1% (19.5% OF TOTAL INVESTMENTS)

       1,500   Acalanes Union High School District, Contra Costa County,              8/15 at 100.00           AAA        1,597,410
                 California, General Obligation  Bonds, Series 2005, 5.000%,
                 8/01/24 - FGIC Insured

               California Department of Water Resources, Water System
               Revenue Bonds, Central Valley Project, Series 2005AC:
       4,045     5.000%, 12/01/24 - MBIA Insured                                     12/14 at 100.00           AAA        4,309,462
       4,000     5.000%, 12/01/26 - MBIA Insured                                     12/14 at 100.00           AAA        4,252,920

       1,275   California Educational Facilities Authority, Revenue Bonds,           10/15 at 100.00           Aaa        1,387,455
                 Occidental College, Series 2005A, 5.250%, 10/01/23 - MBIA Insured

       7,115   California Infrastructure Economic Development Bank, First Lien        1/28 at 100.00           AAA        7,974,919
                 Revenue Bonds, San Francisco  Bay Area Toll Bridge, Series 2003A,
                 5.000%, 7/01/33 (Pre-refunded 1/01/28) - AMBAC Insured (UB)

      13,175   California Pollution Control Financing Authority, Revenue Refunding    9/09 at 101.00           AAA       13,730,195
                 Bonds, Southern California Edison Company, Series 1999A,
                 5.450%, 9/01/29 - MBIA Insured

       8,000   California, General Obligation Bonds, Series 2002, 5.000%,            10/12 at 100.00           AAA        8,310,960
                 10/01/32 - MBIA Insured

       3,750   California, General Obligation Bonds, Series 2004, 5.000%,             4/14 at 100.00           AAA        4,044,638
                 4/01/31 - AMBAC Insured

      20,500   California, General Obligation Refunding Bonds, Series 2002,           4/12 at 100.00           AAA       21,323,075
                 5.000%, 4/01/27 - AMBAC Insured

       2,340   Cerritos Public Financing Authority, California, Tax Allocation       11/17 at 102.00           AAA        2,524,181
                 Revenue Bonds, Los Cerritos Redevelopment Projects, Series
                 2002A, 5.000%, 11/01/24 - AMBAC Insured

       5,000   Clovis Unified School District, Fresno County, California, General       No Opt. Call           AAA        2,263,250
                 Obligation Bonds, Series 2001A, 0.000%, 8/01/25 - FGIC Insured

               Foothill/Eastern Transportation Corridor Agency, California, Toll
               Road Revenue Refunding Bonds, Series 1999:
      22,985     0.000%, 1/15/24 - MBIA Insured                                        1/10 at 44.52           AAA        9,138,836
      22,000     0.000%, 1/15/31 - MBIA Insured                                        1/10 at 29.11           AAA        5,696,020
      50,000     0.000%, 1/15/37 - MBIA Insured                                        1/10 at 20.19           AAA        8,977,500

       5,000   Garden Grove, California, Certificates of Participation, Financing     3/12 at 101.00           AAA        5,244,500
                 Project, Series 2002A, 5.125%, 3/01/32 - AMBAC Insured

       5,500   Golden State Tobacco Securitization Corporation, California,           6/15 at 100.00           AAA        5,777,640
                 Tobacco Settlement Asset-Backed  Revenue Bonds, Series 2005A,
                 5.000%, 6/01/35 - FGIC Insured

       3,795   Kern Community College District, California, General Obligation       11/15 at 100.00           AAA        4,070,517
                 Bonds, Series 2005, 5.000%, 11/01/20 - FSA Insured

       5,795   Kern Community College District, California, General Obligation          No Opt. Call           AAA        2,566,779
                 Bonds, Series 2006, 0.000%, 11/01/25 - FSA Insured



   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               CALIFORNIA (continued)

$      5,408   Moreno Valley Public Finance Authority, California, GNMA               1/12 at 105.00           Aaa    $   5,615,613
                 Collateralized Assisted Living Housing Revenue Bonds, CDC
                 Assisted Living Project, Series 2000A, 7.500%, 1/20/42

       5,650   Ontario Redevelopment Financing Authority, San Bernardino County,      8/07 at 100.00           AAA        6,296,869
                 California, Revenue Bonds, Redevelopment Project 1, Series 1993,
                 5.850%, 8/01/22 - MBIA Insured (ETM)

       3,615   Pasadena Unified School District, Los Angeles County, California,      5/13 at 100.00           AAA        3,878,967
                 General Obligation Bonds, Series 2003D, 5.000%, 5/01/24
                 (Pre-refunded 5/01/13) - MBIA Insured

       2,590   Riverside County Public Financing Authority, California, Tax          10/14 at 100.00           AAA        2,721,676
                 Allocation Bonds, Multiple Projects, Series 2004, 5.000%,
                 10/01/25 - XLCA Insured

       2,000   San Diego Redevelopment Agency, California, Subordinate Lien Tax       9/14 at 100.00           AAA        2,136,460
                 Allocation Bonds, Centre City Project, Series 2004A, 5.000%,
                 9/01/21 - XLCA Insured

               San Francisco Airports Commission, California, Revenue
               Refunding Bonds, San Francisco International Airport,
               Second Series 2001, Issue 27A:
       7,200     5.125%, 5/01/21 - MBIA Insured (Alternative Minimum Tax)             5/11 at 100.00           AAA        7,465,824
      12,690     5.250%, 5/01/31 - MBIA Insured (Alternative Minimum Tax)             5/11 at 100.00           AAA       13,147,855

               San Francisco Bay Area Rapid Transit District, California,
               Sales Tax Revenue Bonds, Series 2005A:
       2,000     5.000%, 7/01/21 - MBIA Insured                                       7/15 at 100.00           AAA        2,142,420
       3,655     5.000%, 7/01/22 - MBIA Insured                                       7/15 at 100.00           AAA        3,909,205
       3,840     5.000%, 7/01/23 - MBIA Insured                                       7/15 at 100.00           AAA        4,092,749

       8,965   San Jose Redevelopment Agency, California, Tax Allocation Bonds,       8/17 at 100.00           AAA        8,624,599
                 Merged Area Redevelopment Project, Series 2006C, 4.250%,
                 8/01/30 - MBIA Insured (UB)

       3,500   Saugus Union School District, Los Angeles County, California,            No Opt. Call           AAA        1,736,315
                 General Obligation Bonds, Series  2006, 0.000%,
                 8/01/23 - FGIC Insured

       1,000   Sierra Joint Community College District, Tahoe Truckee, California,    8/14 at 100.00           AAA        1,065,860
                 General Obligation Bonds, School Facilities Improvement District
                 1, Series 2005A, 5.000%, 8/01/27 - FGIC Insured

       1,575   Sierra Joint Community College District, Western Nevada,               8/14 at 100.00           AAA        1,674,335
                 California, General Obligation Bonds,  School Facilities
                 Improvement District 2, Series 2005A, 5.000%,
                 8/01/27 - FGIC Insured

       3,600   Ventura County Community College District, California, General         8/15 at 100.00           AAA        3,820,824
                 Obligation Bonds, Series 2005B, 5.000%, 8/01/28 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
     253,063   Total California                                                                                         181,519,828
------------------------------------------------------------------------------------------------------------------------------------

               COLORADO - 2.3% (1.4% OF TOTAL INVESTMENTS)

       2,015   Board of Trustees of the University of Northern Colorado, Revenue      6/15 at 100.00           AAA        2,150,106
                 Bonds, Series 2005, 5.000%,  6/01/22 - FSA Insured

               Denver City and County, Colorado, Airport Revenue
               Bonds, Series 2006:
       5,365     5.000%, 11/15/23 - FGIC Insured (UB)                                11/16 at 100.00           AAA        5,723,382
       2,545     6.640%, 11/15/25 - FGIC Insured (IF)                                11/16 at 100.00           AAA        3,036,363

       1,250   Jefferson County School District R1, Colorado, General Obligation     12/14 at 100.00           AAA        1,324,238
                 Bonds, Series 2004, 5.000%, 12/15/24 - FSA Insured

       1,000   University of Colorado, Enterprise System Revenue Bonds,               6/15 at 100.00           AAA        1,058,900
                 Series 2005, 5.000%, 6/01/30 - FGIC Insured
------------------------------------------------------------------------------------------------------------------------------------
      12,175   Total Colorado                                                                                            13,292,989
------------------------------------------------------------------------------------------------------------------------------------

               CONNECTICUT - 0.4% (0.2% OF TOTAL INVESTMENTS)

       2,000   Connecticut, General Obligation Bonds, Series 2004D, 5.000%,          12/14 at 100.00           AAA        2,141,840
                 12/01/22 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------

               DISTRICT OF COLUMBIA - 2.2% (1.4% OF TOTAL INVESTMENTS)

       8,000   Washington Convention Center Authority, District of Columbia,         10/08 at 101.00           AAA        8,226,640
                 Senior Lien Dedicated Tax Revenue Bonds, Series 1998, 5.000%,
                 10/01/21 (Pre-refunded 10/01/08) - AMBAC Insured

       1,000   Washington Convention Center Authority, District of Columbia,         10/16 at 100.00           Aaa          980,580
                 Senior Lien Dedicated Tax Revenue Bonds, Series 2007, Residuals
                 1606, 5.462%, 10/01/30 - AMBAC Insured (IF)

       3,920   Washington DC Convention Center Authority, Dedicated Tax Revenue      10/16 at 100.00           Aaa        3,759,084
                 Bonds, Residual Series 1730, 1731, 1736, 7.230%, 10/01/36
                 (WI/DD, Settling 5/03/07) - AMBAC Insured (IF)
------------------------------------------------------------------------------------------------------------------------------------
      12,920   Total District of Columbia                                                                                12,966,304
------------------------------------------------------------------------------------------------------------------------------------


               Portfolio of INVESTMENTS April 30, 2007 (Unaudited)


   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               FLORIDA - 7.6% (4.7% OF TOTAL INVESTMENTS)

$      3,450   Collier County, Florida, Capital Improvement Revenue Bonds, Series    10/14 at 100.00           AAA    $   3,643,407
                 2005, 5.000%, 10/01/24 - MBIA Insured

       3,250   Florida State Board of Education, Full Faith and Credit Public         6/13 at 101.00           AAA        3,454,880
                 Education Capital Outlay Bonds, Series 2003J, 5.000%,
                 6/01/22 - AMBAC Insured

      20,000   Lee County, Florida, Airport Revenue Bonds, Series 2000A, 5.750%,     10/10 at 101.00           AAA       21,298,600
                 10/01/25 - FSA Insured (Alternative Minimum Tax)

       4,115   Miami-Dade County Housing Finance Authority, Florida, Multifamily      7/11 at 100.00           AAA        4,271,000
                 Housing Revenue Bonds, Monterey  Pointe Apartments, Series
                 2001-2A, 5.850%, 7/01/37 - FSA Insured (Alternative Minimum Tax)

       7,000   Miami-Dade County, Florida, Aviation Revenue Bonds, Miami             10/12 at 100.00           AAA        7,390,880
                 International Airport, Series 2002, 5.375%, 10/01/32 - FGIC
                 Insured (Alternative Minimum Tax)

       3,780   Palm Beach County School Board, Florida, Certificates of               8/13 at 100.00           AAA        4,019,954
                 Participation, Series 2003A, 5.000%, 8/01/16 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
      41,595   Total Florida                                                                                             44,078,721
------------------------------------------------------------------------------------------------------------------------------------

               GEORGIA - 0.2% (0.1% OF TOTAL INVESTMENTS)

       1,000   Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2004,    11/14 at 100.00           AAA        1,059,280
                 5.000%, 11/01/22 - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------

               HAWAII - 3.2% (2.0% OF TOTAL INVESTMENTS)

       1,620   Hawaii County, Hawaii, General Obligation Bonds, Series 2003A,         7/13 at 100.00           AAA        1,722,384
                 5.000%, 7/15/21 - FSA Insured

               Hawaii Department of Transportation, Airport System
               Revenue Refunding Bonds, Series 2000B:
       8,785     6.625%, 7/01/18 - FGIC Insured (Alternative Minimum Tax)             7/10 at 101.00           AAA        9,554,302
       7,000     6.000%, 7/01/19 - FGIC Insured (Alternative Minimum Tax)             7/10 at 101.00           AAA        7,483,910
------------------------------------------------------------------------------------------------------------------------------------
      17,405   Total Hawaii                                                                                              18,760,596
------------------------------------------------------------------------------------------------------------------------------------

               ILLINOIS - 15.3% (9.6% OF TOTAL INVESTMENTS)

       9,500   Chicago, Illinois, Second Lien General Airport Revenue Refunding       1/10 at 101.00           AAA        9,961,985
                 Bonds, O'Hare International Airport, Series 1999, 5.500%,
                 1/01/15 - AMBAC Insured (Alternative Minimum Tax)

       2,875   Chicago, Illinois, Third Lien General Airport Revenue Bonds,           1/16 at 100.00           AAA        3,108,565
                 O'Hare International Airport, Series 2005A, 5.250%,
                 1/01/24 - MBIA Insured

      25,000   Illinois Health Facilities Authority, Revenue Bonds, Iowa Health       2/10 at 101.00           AAA       26,605,750
                 System, Series 2000, 5.875%, 2/15/30 - AMBAC Insured (ETM)

      13,275   Illinois, General Obligation Bonds, Illinois FIRST Program, Series     5/11 at 100.00           AAA       13,883,128
                 2001, 5.250%, 5/01/26 - FSA Insured

      15,785   Illinois, General Obligation Bonds, Illinois FIRST Program, Series     4/12 at 100.00           AAA       16,621,763
                 2002, 5.250%, 4/01/27 - FSA Insured

      18,000   Metropolitan Pier and Exposition Authority, Illinois, Revenue            No Opt. Call           AAA        8,430,840
                 Bonds, McCormick Place Expansion Project, Series 2002A,
                 0.000%, 12/15/24 - MBIA Insured

      10,000   University of Illinois, Certificates of Participation, Utility         8/11 at 100.00           AAA       10,615,400
                 Infrastructure Projects, Series 2001B, 5.250%, 8/15/21
                 (Pre-refunded 8/15/11) - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
      94,435   Total Illinois                                                                                            89,227,431
------------------------------------------------------------------------------------------------------------------------------------

               INDIANA - 1.6% (1.0% OF TOTAL INVESTMENTS)

       7,790   Indiana Transportation Finance Authority, Highway Revenue Bonds,         No Opt. Call           AAA        9,199,912
                 Series 1990A, 7.250%, 6/01/15 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------

               KANSAS - 0.6% (0.4% OF TOTAL INVESTMENTS)

       3,000   Wichita, Kansas, Water and Sewerage Utility Revenue Bonds, Series     10/13 at 100.00           AAA        3,195,360
                 2003, 5.000%, 10/01/21 - FGIC Insured
------------------------------------------------------------------------------------------------------------------------------------

               KENTUCKY - 5.7% (3.6% OF TOTAL INVESTMENTS)

       3,015   Kentucky Asset/Liability Commission, General Fund Revenue Project      5/15 at 100.00           AAA        3,193,277
                 Notes, First Series 2005, 5.000%, 5/01/25 - MBIA Insured



   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               KENTUCKY (continued)

               Kentucky Economic Development Finance Authority, Health System
               Revenue Bonds, Norton Healthcare Inc., Series 2000C:
$      2,530     6.150%, 10/01/27 - MBIA Insured                                     10/13 at 101.00           AAA    $   2,862,467
      12,060     6.150%, 10/01/28 - MBIA Insured                                     10/13 at 101.00           AAA       13,644,805

               Kentucky Economic Development Finance Authority, Health System
               Revenue Bonds, Norton Healthcare Inc., Series 2000C:
       3,815     6.150%, 10/01/27 (Pre-refunded 10/01/13) - MBIA Insured             10/13 at 101.00           Aaa        4,361,804
       6,125     6.150%, 10/01/28 (Pre-refunded 10/01/13) - MBIA Insured             10/13 at 101.00           Aaa        7,002,896

       2,230   Kentucky State Property and Buildings Commission, Revenue Bonds,       8/15 at 100.00           AAA        2,374,816
                 Project 85, Series 2005, 5.000%, 8/01/23 - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------
      29,775   Total Kentucky                                                                                            33,440,065
------------------------------------------------------------------------------------------------------------------------------------

               LOUISIANA - 4.1% (2.6% OF TOTAL INVESTMENTS)

               Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006:
      11,325     4.750%, 5/01/39 - FSA Insured (UB)                                   5/16 at 100.00           AAA       11,612,768
       8,985     4.500%, 5/01/41 - FGIC Insured (UB)                                  5/16 at 100.00           AAA        8,838,904

       3,515   Orleans Levee District, Louisiana, Levee District General              6/07 at 102.50           AAA        3,608,112
                 Obligation Bonds, Series 1986, 5.950%, 11/01/15 - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------
      23,825   Total Louisiana                                                                                           24,059,784
------------------------------------------------------------------------------------------------------------------------------------

               MAINE - 1.4% (0.9% OF TOTAL INVESTMENTS)

       8,000   Maine Health and Higher Educational Facilities Authority, Revenue      7/09 at 101.00           AAA        8,434,720
                 Bonds, Series 1999B, 6.000%, 7/01/29 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------

               MARYLAND - 1.8% (1.1% OF TOTAL INVESTMENTS)

       2,100   Maryland Health and Higher Educational Facilities Authority,           7/16 at 100.00           AAA        2,155,650
                 Revenue Bonds, Western Maryland Health, Series 2006A,
                 4.750%, 7/01/36 - MBIA Insured (UB)

       7,535   Maryland Transportation Authority, Airport Parking Revenue Bonds,      3/12 at 101.00           AAA        8,070,437
                 Baltimore-Washington International Airport Passenger Facility,
                 Series 2002B, 5.500%, 3/01/18 - AMBAC Insured
                 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
       9,635   Total Maryland                                                                                            10,226,087
------------------------------------------------------------------------------------------------------------------------------------

               MASSACHUSETTS - 2.6% (1.6% OF TOTAL INVESTMENTS)

       5,000   Massachusetts Bay Transportation Authority, Senior Sales Tax           7/12 at 100.00           AAA        5,309,100
                 Revenue Refunding Bonds, Series 2002A, 5.000%, 7/01/27
                 (Pre-refunded 7/01/12) - FGIC Insured

       1,680   Massachusetts College Building Authority, Project Revenue Bonds,       5/16 at 100.00           AAA        1,779,238
                 Series 2006A, 5.000%, 5/01/36 - AMBAC Insured

       1,100   Massachusetts Water Resources Authority, General Revenue Bonds,        8/17 at 100.00           AAA        1,211,243
                 Series 2005A, 5.250%, 8/01/26 - MBIA Insured

       1,000   Massachusetts Water Resources Authority, General Revenue Bonds,        2/17 at 100.00           Aaa          951,990
                 Series 2007, Residual Trust 7039, 5.140%,
                 8/01/46 - FSA Insured (IF)

               Massachusetts, Special Obligation Dedicated Tax
               Revenue Bonds, Series 2004:
       1,250     5.250%, 1/01/21 (Pre-refunded 1/01/14) - FGIC Insured                1/14 at 100.00           AAA        1,358,513
       1,000     5.250%, 1/01/22 (Pre-refunded 1/01/14) - FGIC Insured                1/14 at 100.00           AAA        1,086,810
       1,195     5.250%, 1/01/23 (Pre-refunded 1/01/14) - FGIC Insured                1/14 at 100.00           AAA        1,298,738
       2,000     5.250%, 1/01/24 (Pre-refunded 1/01/14) - FGIC Insured                1/14 at 100.00           AAA        2,173,620
------------------------------------------------------------------------------------------------------------------------------------
      14,225   Total Massachusetts                                                                                       15,169,252
------------------------------------------------------------------------------------------------------------------------------------


               Portfolio of INVESTMENTS April 30, 2007 (Unaudited)


   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               MICHIGAN - 0.9% (0.5% OF TOTAL INVESTMENTS)

$      4,750   Michigan Strategic Fund, Collateralized Limited Obligation             9/09 at 102.00           AAA    $   4,987,500
                 Pollution Control Revenue Refunding Bonds, Detroit Edison
                 Company, Series 1999A, 5.550%, 9/01/29 - MBIA Insured
                 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------

               MINNESOTA - 0.0% (0.0% OF TOTAL INVESTMENTS)

          12   St. Louis Park, Minnesota, GNMA Mortgage-Backed Securities Program    10/07 at 100.00           Aaa           12,157
                 Single Family Residential Mortgage Revenue Bonds, Series
                 1991A, 7.250%, 4/20/23
------------------------------------------------------------------------------------------------------------------------------------

               MISSISSIPPI - 1.3% (0.9% OF TOTAL INVESTMENTS)

       2,715   Harrison County Wastewater Management District, Mississippi,             No Opt. Call           AAA        3,347,324
                 Revenue Refunding Bonds, Wastewater Treatment Facilities, Series
                 1991B, 7.750%, 2/01/14 - FGIC Insured (ETM)

       2,545   Harrison County Wastewater Management District, Mississippi,             No Opt. Call           AAA        3,157,658
                 Wastewater Treatment Facilities Revenue Refunding Bonds, Series
                 1991A, 8.500%, 2/01/13 - FGIC Insured (ETM)

       1,225   Mississippi Home Corporation, GNMA Collateralized Single Family        6/07 at 104.00           Aaa        1,277,246
                 Mortgage Revenue Bonds, Series 1996C, 7.600%, 6/01/29
                 (Pre-refunded 6/01/07) (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
       6,485   Total Mississippi                                                                                          7,782,228
------------------------------------------------------------------------------------------------------------------------------------

               NEVADA - 7.0% (4.4% OF TOTAL INVESTMENTS)

      33,700   Director of Nevada State Department of Business and Industry,          1/10 at 100.00           AAA       34,774,015
                 Revenue Bonds, Las Vegas Monorail Project, First Tier, Series
                 2000, 5.375%, 1/01/40 - AMBAC Insured

       5,720   Reno, Nevada, Senior Lien Sales and Room Tax Revenue Bonds, Reno       6/12 at 100.00           AAA        6,087,739
                 Transportation Rail Access Corridor Project, Series 2002,
                 5.125%, 6/01/32 (Pre-refunded 6/01/12) - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
      39,420   Total Nevada                                                                                              40,861,754
------------------------------------------------------------------------------------------------------------------------------------

               NEW JERSEY - 1.4% (0.9% OF TOTAL INVESTMENTS)

               New Jersey Economic Development Authority, Revenue Bonds, Motor
               Vehicle Surcharge, Series 2004A:
       1,700     5.000%, 7/01/22 - MBIA Insured                                       7/14 at 100.00           AAA        1,813,696
       1,700     5.000%, 7/01/23 - MBIA Insured                                       7/14 at 100.00           AAA        1,794,656

       2,230   New Jersey Educational Facilities Authority, Revenue Bonds, Rowan      7/17 at 100.00           AAA        2,177,171
                 College, Series 2007B, 4.250%, 7/01/34 - FGIC Insured

       2,500   New Jersey Turnpike Authority, Revenue Bonds, Series 2003A, 5.000%,    7/13 at 100.00           AAA        2,657,125
                 1/01/19 - FGIC Insured
------------------------------------------------------------------------------------------------------------------------------------
       8,130   Total New Jersey                                                                                           8,442,648
------------------------------------------------------------------------------------------------------------------------------------

               NEW MEXICO - 1.1% (0.7% OF TOTAL INVESTMENTS)

               New Mexico Finance Authority, Public Project Revolving Fund
               Revenue Bonds, Series 2004C:
       1,420     5.000%, 6/01/22 - AMBAC Insured                                      6/14 at 100.00           AAA        1,510,426
       3,290     5.000%, 6/01/23 - AMBAC Insured                                      6/14 at 100.00           AAA        3,477,629

       1,530   New Mexico State University, Revenue Bonds, Series 2004,               4/14 at 100.00           AAA        1,615,481
                 5.000%, 4/01/23 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
       6,240   Total New Mexico                                                                                           6,603,536
------------------------------------------------------------------------------------------------------------------------------------

               NEW YORK - 15.9% (9.9% OF TOTAL INVESTMENTS)

      11,760   Dormitory Authority of the State of New York, New York City, Lease     5/10 at 101.00           AAA       12,582,259
                 Revenue Bonds, Court Facilities, Series 1999, 5.750%, 5/15/30
                 (Pre-refunded 5/15/10) - AMBAC Insured

       1,100   Dormitory Authority of the State of New York, Revenue Bonds, Mental    2/15 at 100.00           AAA        1,165,021
                 Health Services Facilities Improvements, Series 2005A,
                 5.000%, 2/15/24 - AMBAC Insured

      15,000   Dormitory Authority of the State of New York, Revenue Bonds, School   10/12 at 100.00           AAA       16,331,250
                 Districts Financing Program, Series 2002D, 5.500%,
                 10/01/17 - MBIA Insured

       4,070   Hudson Yards Infrastructure Corporation, New York, Revenue Bonds,      2/17 at 100.00           AAA        4,014,038
                 2006A, 4.500%, 2/15/47 - MBIA Insured (UB)

       5,000   Long Island Power Authority, New York, Electric System General         6/16 at 100.00           AAA        5,328,550
                 Revenue Bonds, Series 2006A, 5.000%, 12/01/25 - FGIC Insured

       3,300   Long Island Power Authority, New York, Electric System Revenue        11/16 at 100.00           AAA        3,196,446
                 Bonds, Series 2006F, 4.250%, 5/01/33 - MBIA Insured (UB)



   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               NEW YORK (continued)

$      8,000   Metropolitan Transportation Authority, New York, State Service         7/12 at 100.00           AAA    $   8,408,000
                 Contract Refunding Bonds, Series 2002A, 5.000%,
                 7/01/25 - FGIC Insured

       6,940   New York Convention Center Development Corporation, Hotel Unit Fee    11/15 at 100.00           AAA        7,287,139
                 Revenue Bonds, Series 2005, 5.000%, 11/15/44 - AMBAC Insured (UB)

      10,255   New York State Housing Finance Agency, Mortgage Revenue Refunding      5/07 at 101.00           AAA       10,376,624
                 Bonds, Housing Project, Series 1996A, 6.125%,
                 11/01/20 - FSA Insured

       4,200   New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds,     10/09 at 100.00           AAA        4,303,614
                 Series 82, 5.550%, 10/01/19  - MBIA Insured
                 (Alternative Minimum Tax)

       1,950   New York State Thruway Authority, Highway and Bridge Trust Fund       10/15 at 100.00           AAA        2,086,149
                 Bonds, Second Generation, Series 2005B, 5.000%,
                 4/01/21 - AMBAC Insured

       6,595   New York State Thruway Authority, State Personal Income Tax            3/15 at 100.00           AAA        7,002,109
                 Revenue Bonds, Series 2005A, 5.000%, 3/15/25 - FSA Insured

               New York State Urban Development Corporation, Service
               Contract Revenue Bonds, Series 2005B:
       2,460     5.000%, 3/15/24 - FSA Insured                                        3/15 at 100.00           AAA        2,613,553
       2,465     5.000%, 3/15/25 - FSA Insured                                        3/15 at 100.00           AAA        2,617,164

       5,000   Triborough Bridge and Tunnel Authority, New York, Subordinate Lien    11/13 at 100.00           AAA        5,252,900
                 General Purpose Revenue Bonds, Series 2003A, 5.000%,
                 11/15/32 - FGIC Insured
------------------------------------------------------------------------------------------------------------------------------------
      88,095   Total New York                                                                                            92,564,816
------------------------------------------------------------------------------------------------------------------------------------

               OHIO - 4.6% (2.9% OF TOTAL INVESTMENTS)

       1,585   Cincinnati City School District, Hamilton County, Ohio, General          No Opt. Call           AAA        1,812,020
                 Obligation Bonds, Series 2006, 5.250%, 12/01/23 - FGIC Insured

       7,000   Cleveland State University, Ohio, General Receipts Bonds, Series       6/14 at 100.00           AAA        7,584,430
                 2004, 5.250%, 6/01/19 - FGIC Insured

       9,200   Hamilton County, Ohio, Sales Tax Bonds, Subordinate, Series 2006,     12/16 at 100.00           AAA        8,927,220
                 4.250%, 12/01/32 - AMBAC Insured (UB)

       5,000   Lorain County, Ohio, Health Facilities Revenue Bonds, Catholic         9/09 at 102.00           AAA        5,261,150
                 Healthcare Partners, Series 1999A, 5.500%,
                 9/01/29 - AMBAC Insured

       3,065   Oak Hills Local School District, Hamilton County, Ohio, General       12/15 at 100.00           AAA        3,259,413
                 Obligation Bonds, Series 2005, 5.000%, 12/01/24 - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------
      25,850   Total Ohio                                                                                                26,844,233
------------------------------------------------------------------------------------------------------------------------------------

               OKLAHOMA - 0.4% (0.3% OF TOTAL INVESTMENTS)

       2,250   Oklahoma Capitol Improvement Authority, State Facilities Revenue       7/15 at 100.00           AAA        2,391,660
                 Bonds, Series 2005F, 5.000%, 7/01/24 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------

               PENNSYLVANIA - 3.9% (2.5% OF TOTAL INVESTMENTS)

       3,000   Allegheny County Sanitary Authority, Pennsylvania, Sewerage Revenue   12/15 at 100.00           AAA        3,201,480
                 Bonds, Series 2005A, 5.000%, 12/01/23 - MBIA Insured

       7,000   Allegheny County, Pennsylvania, Airport Revenue Refunding Bonds,       1/08 at 101.00           AAA        7,122,430
                 Pittsburgh International Airport, Series 1997A, 5.250%,
                 1/01/16 - MBIA Insured (Alternative Minimum Tax)

               Delaware County Authority, Pennsylvania, Revenue Bonds,
               Villanova University, Series 2006:
       3,260     5.000%, 8/01/23 - AMBAC Insured                                      8/16 at 100.00           AAA        3,492,927
       1,600     5.000%, 8/01/24 - AMBAC Insured                                      8/16 at 100.00           AAA        1,711,760

       5,400   Pennsylvania Public School Building Authority, Lease Revenue Bonds,   12/16 at 100.00           AAA        5,379,696
                 School District of Philadelphia, Series 2006B, 4.500%,
                 6/01/32 - FSA Insured (UB)

       2,000   Pittsburgh Public Parking Authority, Pennsylvania, Parking Revenue    12/15 at 100.00           AAA        2,129,840
                 Bonds, Series 2005B, 5.000%, 12/01/23 - FGIC Insured
------------------------------------------------------------------------------------------------------------------------------------
      22,260   Total Pennsylvania                                                                                        23,038,133
------------------------------------------------------------------------------------------------------------------------------------


               Portfolio of INVESTMENTS April 30, 2007 (Unaudited)


   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               PUERTO RICO - 1.4% (0.9% OF TOTAL INVESTMENTS)

$      2,500   Puerto Rico Electric Power Authority, Power Revenue Bonds, Series      7/15 at 100.00           AAA    $   2,682,525
                 2005RR, 5.000%, 7/01/22 - FGIC Insured

       5,000   Puerto Rico, Highway Revenue Bonds, Highway and Transportation           No Opt. Call           AAA        5,646,450
                 Authority, Series 2003AA, 5.500%, 7/01/16 - FGIC Insured
------------------------------------------------------------------------------------------------------------------------------------
       7,500   Total Puerto Rico                                                                                          8,328,975
------------------------------------------------------------------------------------------------------------------------------------

               SOUTH CAROLINA - 0.5% (0.3% OF TOTAL INVESTMENTS)

       3,000   Charleston County School District, South Carolina, General             2/14 at 100.00           AAA        3,181,290
                 Obligation Bonds, Series 2004A, 5.000%, 2/01/22 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------

               TENNESSEE - 1.0% (0.6% OF TOTAL INVESTMENTS)

               Knox County Health, Educational and Housing Facilities Board,
               Tennessee, Hospital Revenue Refunding Bonds, Covenant
               Health, Series 2002A:
       7,500     0.000%, 1/01/24 - FSA Insured                                         1/13 at 52.75           AAA        3,070,950
       5,000     0.000%, 1/01/25 - FSA Insured                                         1/13 at 49.71           AAA        1,927,400
       2,750     0.000%, 1/01/26 - FSA Insured                                         1/13 at 46.78           AAA          994,868
------------------------------------------------------------------------------------------------------------------------------------
      15,250   Total Tennessee                                                                                            5,993,218
------------------------------------------------------------------------------------------------------------------------------------

               TEXAS - 19.5% (12.2% OF TOTAL INVESTMENTS)

       8,000   Abilene Health Facilities Development Corporation, Texas, Hospital     9/07 at 100.00           AAA        8,059,920
                 Revenue Refunding and  Improvement Bonds, Hendrick Medical
                 Center Project, Series 1995C, 6.150%, 9/01/25 - MBIA Insured

       5,275   Austin, Texas, Combined Utility System Revenue Refunding Bonds,       11/07 at 100.00           AAA        5,313,877
                 Series 1997, 5.125%, 11/15/20 -  FSA Insured

       3,135   Corpus Christi, Texas, Utility System Revenue Bonds, Series 2004,      7/14 at 100.00           AAA        3,390,346
                 5.250%, 7/15/20 - FSA Insured

       3,000   Dallas-Ft. Worth International Airport, Texas, Joint Revenue          11/11 at 100.00           AAA        3,217,170
                 Refunding and Improvement Bonds,  Series 2001A, 5.750%,
                 11/01/13 - FGIC Insured (Alternative Minimum Tax)

       3,735   Grand Prairie Independent School District, Dallas County, Texas,       2/13 at 100.00           AAA        4,002,949
                 General Obligation Bonds, Series 2003, 5.125%, 2/15/31
                 (Pre-refunded 2/15/13) - FSA Insured

       1,465   Harris County Hospital District, Texas, Revenue Refunding Bonds,         No Opt. Call           AAA        1,551,801
                 Series 1990, 7.400%, 2/15/10 -  AMBAC Insured

         495   Harris County Hospital District, Texas, Revenue Refunding Bonds,         No Opt. Call           AAA          519,314
                 Series 1990, 7.400%, 2/15/10 - AMBAC Insured (ETM)

       5,000   Houston, Texas, First Lien Combined Utility System Revenue Bonds,      5/14 at 100.00           AAA        5,396,100
                 Series 2004A, 5.250%, 5/15/24 - FGIC Insured

       4,500   Houston, Texas, General Obligation Public Improvement Bonds,           3/11 at 100.00           AAA        4,668,075
                 Series 2001A, 5.000%, 3/01/22 - FSA Insured

      17,000   Houston, Texas, Junior Lien Water and Sewerage System Revenue            No Opt. Call           AAA       21,122,500
                 Refunding Bonds, Series 2002A, 5.750%,
                 12/01/32 - FSA Insured (ETM)

       4,685   Houston, Texas, Subordinate Lien Airport System Revenue Bonds,         7/10 at 100.00           AAA        4,882,754
                 Series 2000A, 5.500%, 7/01/19 - FSA Insured
                 (Alternative Minimum Tax)

      19,200   Jefferson County Health Facilities Development Corporation, Texas,     8/11 at 100.00           AAA       20,155,008
                 FHA-Insured Mortgage Revenue Bonds, Baptist Hospital of
                 Southeast Texas, Series 2001, 5.400%, 8/15/31 -
                 AMBAC  Insured

       6,000   Laredo Community College District, Texas, Limited Tax General          8/10 at 100.00           AAA        6,305,940
                 Obligation Bonds, Series 2001,  5.375%, 8/01/31
                 (Pre-refunded 8/01/10) - AMBAC Insured

       2,000   Laredo Independent School District Public Facilities Corporation,      8/11 at 100.00           AAA        2,059,640
                 Texas, Lease Revenue Bonds, Series 2004A, 5.000%,
                 8/01/24 - AMBAC Insured

      22,045   North Central Texas Health Facilities Development Corporation,         8/12 at 101.00           AAA       23,243,146
                 Revenue Bonds, Children's Medical Center of Dallas, Series
                 2002, 5.250%, 8/15/32 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
     105,535   Total Texas                                                                                              113,888,540
------------------------------------------------------------------------------------------------------------------------------------



   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               UTAH - 0.3% (0.2% OF TOTAL INVESTMENTS)

$      1,660   Salt Lake City, Utah, Hospital Revenue Refunding Bonds, IHC            5/07 at 100.00           AAA    $   1,662,822
                 Hospitals Inc., Series 1988A, 8.000%, 5/15/07 (ETM)
------------------------------------------------------------------------------------------------------------------------------------

               WASHINGTON - 12.8% (8.0% OF TOTAL INVESTMENTS)

      10,730   Chelan County Public Utility District 1, Washington, Hydro             7/11 at 101.00           AAA       11,465,434
                 Consolidated System Revenue Refunding Bonds, Series 2001C,
                 5.650%, 7/01/32 - MBIA Insured (Alternative Minimum Tax)

      15,025   Seattle Housing Authority, Washington, GNMA Collateralized Mortgage   11/11 at 105.00           AAA       16,984,561
                 Loan Low Income Housing Assistance Revenue Bonds, Park
                 Place Project, Series 2000A, 7.000%, 5/20/42

       4,590   Seattle Housing Authority, Washington, GNMA Collateralized Mortgage    9/11 at 102.00           AAA        4,995,802
                 Loan Low Income Housing Assistance Revenue Bonds, RHF/Esperanza
                 Apartments Project, Series 2000A, 6.125%, 3/20/42
                 (Alternative Minimum Tax)

       5,000   Seattle, Washington, Municipal Light and Power Revenue Bonds,         12/10 at 100.00           AAA        5,245,050
                 Series 2000, 5.250%, 12/01/21 - FSA Insured

      11,750   Washington Public Power Supply System, Revenue Refunding Bonds,        7/08 at 102.00           AAA       12,143,860
                 Nuclear Project 1, Series 1998A, 5.125%, 7/01/17 - MBIA Insured

       2,500   Washington State Healthcare Facilities Authority, Revenue Bonds,      12/09 at 101.00           AAA        2,625,975
                 Providence Services, Series 1999, 5.375%, 12/01/19 (Pre-refunded
                 12/01/09) - MBIA Insured

      10,000   Washington State, General Obligation Bonds, Series R-2003A, 5.000%,    1/12 at 100.00           AAA       10,497,600
                 1/01/19 - MBIA Insured

      21,510   Washington State, Motor Vehicle Fuel Tax, General Obligation Bonds,      No Opt. Call           AAA        8,503,548
                 Series 2002-03C, 0.000%, 6/01/28 - MBIA Insured (UB)

       2,250   Washington, Certificates of Participation, Washington Convention       7/09 at 100.00           AAA        2,315,790
                 and Trade Center, Series 1999, 5.250%, 7/01/14 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
      83,355   Total Washington                                                                                          74,777,620
------------------------------------------------------------------------------------------------------------------------------------

               WEST VIRGINIA - 2.3% (1.5% OF TOTAL INVESTMENTS)

      12,845   West Virginia Water Development Authority, Infrastructure Revenue     10/10 at 100.00           AAA       13,587,184
                 Bonds, Infrastructure and Jobs Development Council Program,
                 Series 2000A, 5.500%, 10/01/39 (Pre-refunded 10/01/10) -
                 FSA Insured
------------------------------------------------------------------------------------------------------------------------------------

               WISCONSIN - 0.7% (0.4% OF TOTAL INVESTMENTS)

       1,635   Green Bay, Wisconsin, Water System Revenue Bonds, Series 2004,        11/14 at 100.00           Aaa        1,767,353
                 5.000%, 11/01/26 (Pre-refunded 11/01/14) - FSA Insured

         545   Green Bay, Wisconsin, Water System Revenue Bonds, Series 2004,        11/14 at 100.00           Aaa          575,144
                 5.000%, 11/01/26 - FSA Insured

       1,675   Wisconsin Public Power Incorporated System, Power Supply System        7/15 at 100.00           AAA        1,767,361
                 Revenue Bonds, Series 2005A, 5.000%, 7/01/30 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
       3,855   Total Wisconsin                                                                                            4,109,858
------------------------------------------------------------------------------------------------------------------------------------
$    989,420   Total Long-Term Investments (cost $880,769,834) - 159.2%                                                 929,023,149
============------------------------------------------------------------------------------------------------------------------------


               Portfolio of INVESTMENTS April 30, 2007 (Unaudited)


   PRINCIPAL
AMOUNT (000)   DESCRIPTION (1)                                                                         RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               SHORT-TERM INVESTMENTS - 0.5% (0.3% OF TOTAL INVESTMENTS)

$        700   East Bay Municipal Utility District, Alameda and Contra Costa                                VMIG-1    $     700,000
                 Counties, California, Water System Subordinated Revenue Bonds,
                 Variable Rate Demand Obligations, Series 2005B-2,
                 3.830%, 6/01/38 - XLCA Insured (4)

       1,600   Idaho Health Facilities Authority, Revenue Bonds, St. Luke's                                 VMIG-1        1,600,000
                 Regional Medical Center, Variable Rate Demand Obligations, Series
                 2000, 4.090%, 7/01/30 - FSA Insured (4)

         500   Puerto Rico Government Development Bank, Adjustable Refunding                                VMIG-1          500,000
                 Bonds, Variable Rate Demand Obligations, Series 1985, 3.710%,
                 12/01/15 - MBIA Insured (4)
------------------------------------------------------------------------------------------------------------------------------------
$      2,800   Total Short-Term Investments (cost $2,800,000)                                                             2,800,000
============------------------------------------------------------------------------------------------------------------------------
               Total Investments (cost $883,569,834) - 159.7%                                                           931,823,149
               ---------------------------------------------------------------------------------------------------------------------
               Floating Rate Obligations - (9.3)%                                                                       (54,055,000)
               ---------------------------------------------------------------------------------------------------------------------
               Other Assets Less Liabilities - 4.1%                                                                      23,540,750
               ---------------------------------------------------------------------------------------------------------------------
               Preferred Shares, at Liquidation Value - (54.5)%                                                        (318,000,000)
               ---------------------------------------------------------------------------------------------------------------------
               Net Assets Applicable to Common Shares - 100%                                                          $ 583,308,899
               =====================================================================================================================


         All of the bonds in the Portfolio of Investments, excluding temporary investments in short-term municipal securities, are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.

  (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

  (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

  (3) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.

  (4) Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

  N/R    Not rated.

WI/DD    Purchased on a when-issued or delayed delivery basis.

(ETM)    Escrowed to maturity.

 (UB) Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

 (IF)    Inverse floating rate investment.

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

              Nuveen Insured Municipal Opportunity Fund, Inc. (NIO)

              Portfolio of
                      INVESTMENTS April 30, 2007 (Unaudited)


   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               ALABAMA - 10.8% (6.9% OF TOTAL INVESTMENTS)

$     10,500   Birmingham Waterworks and Sewerage Board, Alabama, Water and           1/17 at 100.00           AAA    $  10,316,250
                 Sewerage Revenue Bonds, Series 2007A, 4.500%,
                 1/01/43 - AMBAC Insured (UB)

      11,175   Hoover Board of Education, Alabama, Capital Outlay Tax Anticipation    2/11 at 100.00           AAA       11,709,277
                 Warrants, Series 2001, 5.250%, 2/15/22 - MBIA Insured

               Jefferson County, Alabama, Sewer Revenue Capital
               Improvement Warrants, Series 1999A:
      10,815     5.000%, 2/01/33 (Pre-refunded 2/01/09) - FGIC Insured                2/09 at 101.00           AAA       11,160,647
       9,790     5.000%, 2/01/33 (Pre-refunded 2/01/09) - FGIC Insured                2/09 at 101.00           AAA       10,102,888
      29,860     5.750%, 2/01/38 (Pre-refunded 2/01/09) - FGIC Insured                2/09 at 101.00           AAA       31,191,159

       2,500   Jefferson County, Alabama, Sewer Revenue Capital Improvement           8/12 at 100.00           AAA        2,670,350
                 Warrants, Series 2002B, 5.125%, 2/01/42 (Pre-refunded
                 8/01/12) - FGIC Insured

               Jefferson County, Alabama, Sewer Revenue Capital
               Improvement Warrants, Series 2002D:
         425     5.000%, 2/01/38 (Pre-refunded 8/01/12) - FGIC Insured                8/12 at 100.00           AAA          451,444
      14,800     5.000%, 2/01/42 (Pre-refunded 8/01/12) - FGIC Insured                8/12 at 100.00           AAA       15,720,856

      18,760   Jefferson County, Alabama, Sewer Revenue Capitol Improvement           2/11 at 101.00           AAA       19,779,794
                 Warrants, Series 2001A, 5.000%, 2/01/41 (Pre-refunded
                 2/01/11) - FGIC Insured

      10,195   Jefferson County, Alabama, Sewer Revenue Refunding Warrants, Series    2/27 at 100.00           AAA       10,206,622
                 1997A, 5.375%, 2/01/27 -  FGIC Insured

       5,240   Jefferson County, Alabama, Sewer Revenue Refunding Warrants, Series    2/11 at 101.00           AAA        5,524,846
                 2003B, 5.000%, 2/01/41 (Pre-refunded 2/01/11) - FGIC Insured

       6,000   University of Alabama, Tuscaloosa, General Revenue Bonds, Series       7/14 at 100.00           AAA        6,322,620
                 2004A, 5.000%, 7/01/29 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
     130,060   Total Alabama                                                                                            135,156,753
------------------------------------------------------------------------------------------------------------------------------------

               ALASKA - 1.4% (0.9% OF TOTAL INVESTMENTS)

       3,190   Alaska Housing Finance Corporation, Collateralized Veterans           12/09 at 100.00           AAA        3,303,692
                 Mortgage Program Bonds, First Series 1999A-1, 6.150%, 6/01/39

      11,245   Alaska Housing Finance Corporation, General Mortgage Revenue Bonds,    6/09 at 100.00           AAA       11,530,848
                 Series 1999A, 6.050%, 6/01/39 - MBIA Insured

       3,000   Alaska Student Loan Corporation, Student Loan Revenue Bonds, Series    7/08 at 100.00           AAA        3,038,490
                 1998A, 5.250%, 7/01/14 - AMBAC Insured (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
      17,435   Total Alaska                                                                                              17,873,030
------------------------------------------------------------------------------------------------------------------------------------

               ARIZONA - 2.1% (1.3% OF TOTAL INVESTMENTS)

               Arizona State University, Certificates of Participation, Resh
               Infrastructure Projects, Series 2005A:
       2,000     5.000%, 9/01/25 - AMBAC Insured                                      3/15 at 100.00           AAA        2,113,300
       2,000     5.000%, 9/01/27 - AMBAC Insured                                      3/15 at 100.00           AAA        2,110,560

       1,000   Arizona State University, System Revenue Bonds, Series 2005,           7/15 at 100.00           AAA        1,060,110
                 5.000%, 7/01/27 - AMBAC Insured

       1,000   Maricopa County Union High School District 210, Phoenix, Arizona,      7/14 at 100.00           AAA        1,078,220
                 General Obligation Bonds, Series 2004A, 5.000%, 7/01/22
                 (Pre-refunded 7/01/14) - FSA Insured

       1,150   Phoenix Civic Improvement Corporation, Arizona, Junior Lien            7/14 at 100.00           AAA        1,212,572
                 Wastewater System Revenue Bonds, Series 2004, 5.000%,
                 7/01/27 - MBIA Insured

      13,490   Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water      7/15 at 100.00           AAA       13,983,734
                 System Revenue Bonds, Series 2005, 4.750%, 7/01/25 - MBIA Insured

       3,895   Pima County Industrial Development Authority, Arizona, Lease           7/07 at 100.50           AAA        4,003,359
                 Obligation Revenue Refunding Bonds, Tucson Electric Power
                 Company, Series 1988A, 7.250%, 7/15/10 - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------
      24,535   Total Arizona                                                                                             25,561,855
------------------------------------------------------------------------------------------------------------------------------------


               Portfolio of INVESTMENTS April 30, 2007 (Unaudited)


   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               ARKANSAS - 0.7% (0.4% OF TOTAL INVESTMENTS)

$      3,660   Arkansas State University, Student Fee Revenue Bonds, Beebe Campus,    9/15 at 100.00           Aaa    $   3,865,253
                 Series 2006, 5.000%, 9/01/35 - AMBAC Insured

               Pulaski County, Arkansas, Hospital Revenue Bonds, Arkansas
               Children's Hospital, Series 2005:
       2,000     5.000%, 3/01/25 - AMBAC Insured                                      3/15 at 100.00           AAA        2,099,660
       3,000     5.000%, 3/01/30 - AMBAC Insured                                      3/15 at 100.00           AAA        3,151,530
------------------------------------------------------------------------------------------------------------------------------------
       8,660   Total Arkansas                                                                                             9,116,443
------------------------------------------------------------------------------------------------------------------------------------

               CALIFORNIA - 32.4% (20.5% OF TOTAL INVESTMENTS)

       5,600   Alameda Corridor Transportation Authority, California, Subordinate       No Opt. Call           AAA        3,189,088
                 Lien Revenue Bonds, Series 2004A, 0.000%, 10/01/20 -
                 AMBAC Insured

      10,000   California Department of Veterans Affairs, Home Purchase Revenue       6/12 at 101.00           AAA       10,673,900
                 Bonds, Series 2002A, 5.300%, 12/01/21 - AMBAC Insured

               California Department of Water Resources, Power Supply
               Revenue Bonds, Series 2002A:
      30,000     5.375%, 5/01/17 (Pre-refunded 5/01/12) - XLCA Insured                5/12 at 101.00           AAA       32,676,298
      25,000     5.375%, 5/01/18 (Pre-refunded 5/01/12) - AMBAC Insured               5/12 at 101.00           AAA       27,230,250

               California Department of Water Resources, Water System
               Revenue Bonds, Central Valley Project, Series 2005AC:
       3,700     5.000%, 12/01/24 - MBIA Insured                                     12/14 at 100.00           AAA        3,941,906
       2,820     5.000%, 12/01/27 - MBIA Insured                                     12/14 at 100.00           AAA        2,999,831

      18,000   California Infrastructure Economic Development Bank, First Lien        1/28 at 100.00           AAA       20,175,480
                 Revenue Bonds, San Francisco Bay Area Toll Bridge, Series 2003A,
                 5.000%, 7/01/33 (Pre-refunded 1/01/28) - AMBAC Insured (UB)

               California Rural Home Mortgage Finance Authority, GNMA
               Mortgage-Backed Securities Program Single Family Mortgage
               Revenue Bonds, Series 1996A:
           5     7.550%, 11/01/26 (Alternative Minimum Tax)                             No Opt. Call           AAA            5,013
          10     7.750%, 5/01/27 (Alternative Minimum Tax)                              No Opt. Call           AAA           10,026

       4,500   California, General Obligation Bonds, Series 1998, 5.000%,            10/08 at 101.00           AAA        4,621,815
                 10/01/19 - FGIC Insured

      10,150   California, General Obligation Bonds, Series 2004, 5.000%, 6/01/31    12/14 at 100.00           AAA       10,689,371
                 - AMBAC Insured

       3,500   Coachella Valley Unified School District, Riverside County,            8/15 at 100.00           AAA        3,719,695
                 California, General Obligation Bonds, Series 2005A,
                 5.000%, 8/01/26 - FGIC Insured

      20,000   Cucamonga County Water District, San Bernardino County, California,    9/11 at 101.00           AAA       21,018,200
                 Certificates of Participation, Water Shares Purchase, Series
                 2000, 5.125%, 9/01/35 - FGIC Insured

       5,750   East Bay Municipal Utility District, Alameda and Contra Costa          6/15 at 100.00           AAA        6,100,865
                 Counties, California, Water System Subordinated Revenue Bonds,
                 Series 2005A, 5.000%, 6/01/27 - MBIA Insured

      10,000   Golden State Tobacco Securitization Corporation, California,           6/15 at 100.00           AAA       10,490,900
                 Tobacco Settlement Asset-Backed  Revenue Bonds, Series 2005A,
                 5.000%, 6/01/38 - FGIC Insured

       1,520   Hayward Redevelopment Agency, California, Downtown Redevelopment       3/16 at 100.00           AAA        1,602,597
                 Project Tax Allocation Bonds, Series 2006, 5.000%,
                 3/01/36 - XLCA Insured

       4,000   Kern Community College District, California, General Obligation       11/15 at 100.00           AAA        4,290,400
                 Bonds, Series 2005, 5.000%, 11/01/20 - FSA Insured

       5,600   Kern Community College District, California, General Obligation          No Opt. Call           AAA        2,608,928
                 Bonds, Series 2006, 0.000%, 11/01/24 - FSA Insured

       5,000   Long Beach Bond Financing Authority, California, Lease Revenue        11/11 at 101.00           AAA        5,279,050
                 Refunding Bonds, Long Beach Aquarium of the South Pacific, Series
                 2001, 5.250%, 11/01/30 - AMBAC Insured

       1,875   Los Angeles Department of Water and Power, California, Waterworks      7/16 at 100.00           AAA        1,994,681
                 Revenue Bonds, Series 2006A-1, 5.000%, 7/01/36 - AMBAC Insured

       2,740   Los Angeles Harbors Department, California, Revenue Bonds, Series      8/16 at 102.00           AAA        2,927,169
                 2006A, 5.000%, 8/01/22 - FGIC Insured (Alternative Minimum Tax)

      20,000   Los Angeles Unified School District, California, General Obligation    7/13 at 100.00           AAA       21,347,600
                 Bonds, Series 2003A, 5.000%, 7/01/21 - FSA Insured

       2,000   Los Angeles Unified School District, California, General Obligation    7/15 at 100.00           AAA        2,131,640
                 Bonds, Series 2005A-2, 5.000%, 7/01/23 - MBIA Insured



   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               CALIFORNIA (continued)

$      3,000   Los Angeles Unified School District, California, General Obligation    7/16 at 100.00           AAA    $   3,212,760
                 Bonds, Series 2006F, 5.000%, 7/01/24 - FGIC Insured

       6,205   Port of Oakland, California, Revenue Bonds, Series 2002L, 5.000%,     11/12 at 100.00           AAA        6,431,234
                 11/01/22 - FGIC Insured (Alternative Minimum Tax)

               Poway Redevelopment Agency, California, Tax Allocation Bonds,
               Paguay Redevelopment Project, Series 2001:
      15,000     5.200%, 6/15/30 - AMBAC Insured                                     12/11 at 101.00           AAA       15,798,750
       5,000     5.125%, 6/15/33 - AMBAC Insured                                     12/11 at 101.00           AAA        5,233,150

       2,035   Redding, California, Electric System Revenue Certificates of           6/15 at 100.00           AAA        2,140,576
                 Participation, Series 2005, 5.000%, 6/01/30 - FGIC Insured

       6,000   Redlands Unified School District, San Bernardino County,               7/13 at 100.00           AAA        6,278,100
                 California, General Obligation Bonds, Series 2003, 5.000%,
                 7/01/26 - FSA Insured

       2,285   Rio Hondo Community College District, California, General              8/15 at 100.00           AAA        2,448,446
                 Obligation Bonds, Series 2005A, 5.000%, 8/01/20 - FGIC Insured

       2,970   Riverside Community College District, California, General              8/15 at 100.00           AAA        3,177,484
                 Obligation Bonds, Series 2005, 5.000%, 8/01/22 - FSA Insured

       2,500   Sacramento County Sanitation District Financing Authority,            12/15 at 100.00           AAA        2,621,150
                 California, Revenue Bonds, Series 2005B, 4.750%,
                 12/01/21 - FGIC Insured

      13,710   San Francisco Airports Commission, California, Revenue Refunding       5/11 at 100.00           AAA       14,194,511
                 Bonds, San Francisco International Airport, Second Series 2001,
                 Issue 27A, 5.250%, 5/01/26 - MBIA Insured
                 (Alternative Minimum Tax)

       3,030   San Francisco Bay Area Rapid Transit District, California, Sales       7/11 at 100.00           AAA        3,160,714
                 Tax Revenue Bonds, Series 2001, 5.125%, 7/01/36 - AMBAC Insured

       8,470   San Francisco Bay Area Rapid Transit District, California, Sales       7/11 at 100.00           Aaa        8,967,189
                 Tax Revenue Bonds, Series 2001, 5.125%, 7/01/36 (Pre-refunded
                 7/01/11) - AMBAC Insured

               San Francisco Bay Area Rapid Transit District, California,
               Sales Tax Revenue Bonds, Series 2005A:
       1,220     5.000%, 7/01/22 - MBIA Insured                                       7/15 at 100.00           AAA        1,304,851
       1,280     5.000%, 7/01/23 - MBIA Insured                                       7/15 at 100.00           AAA        1,364,250

      66,685   San Joaquin Hills Transportation Corridor Agency, Orange County,         No Opt. Call           AAA       37,629,677
                 California, Senior Lien Toll Road Revenue Bonds, Series
                 1993, 0.000%, 1/01/21 (ETM)

               San Joaquin Hills Transportation Corridor Agency, Orange County,
               California, Toll Road Revenue Refunding Bonds, Series 1997A:
      31,615     5.250%, 1/15/30 - MBIA Insured                                       7/07 at 102.00           AAA       32,277,016
      21,500     0.000%, 1/15/32 - MBIA Insured                                         No Opt. Call           AAA        7,247,005

      12,525   San Jose Redevelopment Agency, California, Tax Allocation Bonds,       8/10 at 101.00           AAA       13,187,322
                 Merged Area Redevelopment  Project, Series 2002, 5.000%, 8/01/20
                 (Pre-refunded 8/01/10) - MBIA Insured

      19,595   San Jose Redevelopment Agency, California, Tax Allocation Bonds,       8/17 at 100.00           AAA       18,850,978
                 Merged Area Redevelopment Project, Series 2006C, 4.250%,
                 8/01/30 - MBIA Insured (UB)

      11,000   Santa Ana Financing Authority, California, Lease Revenue Bonds,          No Opt. Call           AAA       13,704,240
                 Police Administration and Housing Facility, Series 1994A, 6.250%,
                 7/01/24 - MBIA Insured

       5,000   Walnut Energy Center Authority, California, Electric Revenue Bonds,    1/14 at 100.00           AAA        5,217,000
                 Turlock Irrigation District, Series 2004A, 5.000%,
                 1/01/34 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
     432,395   Total California                                                                                         404,171,106
------------------------------------------------------------------------------------------------------------------------------------

               COLORADO - 6.5% (4.1% OF TOTAL INVESTMENTS)

       1,080   Arkansas River Power Authority, Colorado, Power Revenue Bonds,        10/16 at 100.00           AAA        1,162,642
                 Series 2006, 5.250%, 10/01/40 - XLCA Insured

       1,900   Aspen, Colorado, Sales Tax Revenue Bonds, Parks and Open Space,       11/15 at 100.00           AAA        2,063,343
                 Series 2005B, 5.250%, 11/01/24 - FSA Insured

       1,000   Colorado Department of Transportation, Certificates of                 6/14 at 100.00           AAA        1,050,350
                 Participation, Series 2004, 5.000%, 6/15/25 - MBIA Insured

       4,950   Denver Convention Center Hotel Authority, Colorado, Senior Revenue    12/13 at 100.00           AAA        5,321,448
                 Bonds, Convention Center Hotel, Series 2003A, 5.000%, 12/01/33
                 (Pre-refunded 12/01/13) - XLCA Insured


               Portfolio of INVESTMENTS April 30, 2007 (Unaudited)


   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               COLORADO (continued)

$      1,740   Douglas County School District RE1, Douglas and Elbert Counties,      12/14 at 100.00           Aaa    $   1,838,658
                 Colorado, General Obligation Bonds, Series 2005B, 5.000%,
                 12/15/28 - FSA Insured

      35,995   E-470 Public Highway Authority, Colorado, Senior Revenue Bonds,          No Opt. Call           AAA       17,792,688
                 Series 1997B, 0.000%, 9/01/23 - MBIA Insured

      30,800   E-470 Public Highway Authority, Colorado, Senior Revenue Bonds,        9/10 at 102.00           AAA       33,272,314
                 Series 2000A, 5.750%, 9/01/35 (Pre-refunded 9/01/10) -
                 MBIA Insured

      11,800   E-470 Public Highway Authority, Colorado, Senior Revenue Bonds,         9/10 at 74.80           AAA        7,782,336
                 Series 2000B, 0.000%, 9/01/15 (Pre-refunded 9/01/10) -
                 MBIA Insured

      10,000   E-470 Public Highway Authority, Colorado, Toll Revenue Bonds,            No Opt. Call           AAA        4,094,100
                 Series 2004A, 0.000%, 9/01/27 - MBIA Insured

       2,750   Jefferson County School District R1, Colorado, General Obligation     12/14 at 100.00           AAA        2,913,323
                 Bonds, Series 2004, 5.000%, 12/15/24 - FSA Insured

       2,500   Summit County School District RE-1, Summit, Colorado, General         12/14 at 100.00           Aaa        2,652,875
                 Obligation Bonds, Series 2004B, 5.000%, 12/01/24 - FGIC Insured

       1,000   University of Colorado, Enterprise System Revenue Bonds, Series        6/15 at 100.00           AAA        1,058,900
                 2005, 5.000%, 6/01/30 - FGIC Insured
------------------------------------------------------------------------------------------------------------------------------------
     105,515   Total Colorado                                                                                            81,002,977
------------------------------------------------------------------------------------------------------------------------------------

               CONNECTICUT - 0.4% (0.2% OF TOTAL INVESTMENTS)

       4,000   Connecticut, General Obligation Bonds, Series 2004D, 5.000%,          12/14 at 100.00           AAA        4,255,320
                 12/01/24 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------

               DISTRICT OF COLUMBIA - 1.0% (0.6% OF TOTAL INVESTMENTS)

               District of Columbia Water and Sewerage Authority,
               Subordinate Lien Public Utility Revenue Bonds, Series
               2003:
       5,000     5.125%, 10/01/24 - FGIC Insured                                     10/13 at 100.00           AAA        5,303,900
       5,000     5.125%, 10/01/25 - FGIC Insured                                     10/13 at 100.00           AAA        5,303,900

       2,000   Washington Convention Center Authority, District of Columbia,         10/16 at 100.00           Aaa        1,961,160
                 Senior Lien Dedicated Tax Revenue Bonds, Series 2007, Residuals
                 1606, 5.462%, 10/01/30 - AMBAC Insured (IF)
------------------------------------------------------------------------------------------------------------------------------------
      12,000   Total District of Columbia                                                                                12,568,960
------------------------------------------------------------------------------------------------------------------------------------

               FLORIDA - 5.6% (3.5% OF TOTAL INVESTMENTS)

       1,000   Hillsborough County School Board, Florida, Certificates of             7/15 at 100.00           AAA        1,053,020
                 Participation, Master Lease Program, Series 2005A, 5.000%,
                 7/01/26 - MBIA Insured

               Indian Trace Development District, Florida, Water Management
               Special Benefit Assessment Bonds, Series 2005:
         645     5.000%, 5/01/25 - MBIA Insured                                       5/15 at 102.00           Aaa          689,782
       1,830     5.000%, 5/01/27 - MBIA Insured                                       5/15 at 102.00           Aaa        1,952,427

       4,425   Jacksonville Economic Development Commission, Florida, Healthcare     11/12 at 100.00           AAA        4,748,379
                 Facilities Revenue Bonds, Mayo Clinic, Series 2001C, 5.500%,
                 11/15/36 - MBIA Insured

       1,505   Lee County, Florida, Transportation Facilities Revenue Bonds,         10/14 at 100.00           AAA        1,603,728
                 Series 2004B, 5.000%, 10/01/21 - AMBAC Insured

       2,000   Marco Island, Florida, Water Utility System Revenue Bonds, Series     10/13 at 100.00           AAA        2,096,020
                 2003, 5.000%, 10/01/27 - MBIA Insured

       2,150   Miami-Dade County, Florida, Aviation Revenue Bonds, Miami             10/12 at 100.00           AAA        2,232,646
                 International Airport, Series 2002A, 5.125%, 10/01/35 - FSA
                 Insured (Alternative Minimum Tax)

      35,920   Miami-Dade County, Florida, Aviation Revenue Bonds, Miami             10/12 at 100.00           AAA       37,925,770
                 International Airport, Series 2002,  5.375%, 10/01/32 - FGIC
                 Insured (Alternative Minimum Tax)

       5,320   Miami-Dade County, Florida, Public Facilities Revenue Bonds,           6/15 at 100.00           AAA        5,599,726
                 Jackson Health System, Series 2005B, 5.000%, 6/01/25 -
                 MBIA Insured

               Northern Palm Beach County Improvement District, Florida,
               Revenue Bonds, Water Control and Improvement Development
               Unit 9B, Series 2005:
       1,290     5.000%, 8/01/23 - MBIA Insured                                       8/15 at 102.00           AAA        1,383,512
       2,145     5.000%, 8/01/29 - MBIA Insured                                       8/15 at 102.00           AAA        2,285,712



   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               FLORIDA (continued)

$      2,590   Ocala, Florida, Utility System Revenue Bonds, Series 2005B, 5.000%,   10/15 at 100.00           Aaa    $   2,738,407
                 10/01/27 - FGIC Insured

       2,320   Osceola County, Florida, Transportation Revenue Bonds, Osceola         4/14 at 100.00           Aaa        2,446,765
                 Parkway, Series 2004, 5.000%, 4/01/23 - MBIA Insured

       2,225   Plantation, Florida, Non-Ad Valorem Revenue Refunding and              8/13 at 100.00           Aaa        2,367,289
                 Improvement Bonds, Series 2003, 5.000%, 8/15/18 - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------
      65,365   Total Florida                                                                                             69,123,183
------------------------------------------------------------------------------------------------------------------------------------

               GEORGIA - 0.9% (0.6% OF TOTAL INVESTMENTS)

       1,000   Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2004,    11/14 at 100.00           AAA        1,059,280
                 5.000%, 11/01/22 - FSA Insured

       1,520   College Park Business and Industrial Development Authority,            9/14 at 102.00           AAA        1,662,014
                 Georgia, Revenue Bonds, Public Safety Project, Series 2004,
                 5.250%, 9/01/23 - MBIA Insured

               Fulton County Development Authority, Georgia, Revenue Bonds,
               Georgia Tech Molecular Science Building, Series 2004:
       1,695     5.250%, 5/01/19 - MBIA Insured                                       5/14 at 100.00           AAA        1,835,126
       1,135     5.250%, 5/01/20 - MBIA Insured                                       5/14 at 100.00           AAA        1,226,663
       4,500     5.000%, 5/01/36 - MBIA Insured                                       5/14 at 100.00           AAA        4,723,425

       1,250   Glynn-Brunswick Memorial Hospital Authority, Georgia, Revenue          8/07 at 101.00           AAA        1,270,513
                 Bonds, Southeast Georgia Health Systems, Series 1996, 5.250%,
                 8/01/13 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
      11,100   Total Georgia                                                                                             11,777,021
------------------------------------------------------------------------------------------------------------------------------------

               HAWAII - 0.4% (0.3% OF TOTAL INVESTMENTS)

       5,000   Hawaii, General Obligation Bonds, Series 2005DF, 5.000%, 7/01/25 -     7/15 at 100.00           AAA        5,307,650
                 AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------

               IDAHO - 0.3% (0.2% OF TOTAL INVESTMENTS)

         415   Idaho Housing Agency, Single Family Mortgage Senior Bonds, Series        No Opt. Call           Aa1          425,749
                 1994B-1, 6.750%, 7/01/22

         365   Idaho Housing Agency, Single Family Mortgage Senior Bonds, Series        No Opt. Call           Aa1          375,041
                 1994B-2, 6.900%, 7/01/26 (Alternative Minimum Tax)

         490   Idaho Housing Agency, Single Family Mortgage Senior Bonds, Series      7/07 at 100.00           Aaa          500,883
                 1995B, 6.600%, 7/01/27 (Alternative Minimum Tax)

               Idaho Housing and Finance Association, Grant and Revenue
               Anticipation Bonds, Federal Highway Trust Funds, Series 2006:
       1,000     5.000%, 7/15/23 - MBIA Insured                                       7/16 at 100.00           Aaa        1,071,960
       1,065     5.000%, 7/15/24 - MBIA Insured                                       7/16 at 100.00           Aaa        1,139,944
------------------------------------------------------------------------------------------------------------------------------------
       3,335   Total Idaho                                                                                                3,513,577
------------------------------------------------------------------------------------------------------------------------------------

               ILLINOIS - 6.5% (4.2% OF TOTAL INVESTMENTS)

       1,050   Bedford Park, Illinois, General Obligation Bonds, Series 2004A,       12/14 at 100.00           AAA        1,139,786
                 5.250%, 12/15/20 - FSA Insured

               Chicago, Illinois, Second Lien Passenger Facility Charge Revenue
               Refunding Bonds, O'Hare International Airport, Series 2001E:
       4,615     5.500%, 1/01/17 - AMBAC Insured (Alternative Minimum Tax)            1/11 at 101.00           AAA        4,874,963
       4,870     5.500%, 1/01/18 - AMBAC Insured (Alternative Minimum Tax)            1/11 at 101.00           AAA        5,142,623

       7,200   Chicago, Illinois, Third Lien General Airport Revenue Bonds,           1/16 at 100.00           AAA        7,784,928
                 O'Hare International Airport, Series 2005A, 5.250%, 1/01/24 -
                 MBIA Insured

      10,000   Illinois Development Finance Authority, Revenue Bonds, Provena         5/08 at 101.00           AAA       10,240,100
                 Health, Series 1998A, 5.500%, 5/15/21 - MBIA Insured

       2,095   Illinois Educational Facilities Authority, Revenue Bonds, Robert      12/07 at 100.00           Aaa        2,117,647
                 Morris College, Series 2000, 5.800%, 6/01/30 - MBIA Insured

       4,500   Illinois Health Facilities Authority, Revenue Bonds, Alexian           1/09 at 101.00           AAA        4,637,070
                 Brothers Health System, Series  1999, 5.000%, 1/01/19
                 (Pre-refunded 1/01/09) - FSA Insured

       7,000   Illinois Health Facilities Authority, Revenue Bonds, Hospital          6/08 at 101.00           Aaa        7,144,620
                 Sisters Services Inc. Obligated Group, Series 1998A, 5.000%,
                 6/01/18 - MBIA Insured

       6,000   Illinois Toll Highway Authority, State Toll Highway Authority          7/16 at 100.00           AAA        6,387,660
                 Revenue Bonds, Series 2006, 5.000%, 1/01/26 - FSA Insured


               Portfolio of INVESTMENTS April 30, 2007 (Unaudited)


   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               ILLINOIS (continued)

$     22,410   Illinois, General Obligation Bonds, Illinois FIRST Program, Series     2/12 at 100.00           AAA    $  23,391,334
                 2002, 5.125%, 2/01/27 - FGIC Insured

               Schaumburg, Illinois, General Obligation Bonds, Series 2004B:
       4,260     5.000%, 12/01/22 - FGIC Insured                                     12/14 at 100.00           AAA        4,511,936
       2,365     5.000%, 12/01/23 - FGIC Insured                                     12/14 at 100.00           AAA        2,501,697

       4,000   Southwestern Illinois Development Authority, School Revenue Bonds,       No Opt. Call           AAA        1,791,080
                 Triad School District 2, Madison County, Illinois, Series 2006,
                 0.000%, 10/01/25 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
      80,365   Total Illinois                                                                                            81,665,444
------------------------------------------------------------------------------------------------------------------------------------

               INDIANA - 2.8% (1.8% OF TOTAL INVESTMENTS)

       2,030   Decatur Township-Marion County Multi-School Building Corporation,      7/13 at 100.00           AAA        2,174,272
                 Indiana, First Mortgage Bonds, Series 2003, 5.000%, 7/15/20
                 (Pre-refunded 7/15/13) - FGIC Insured

      20,000   Indianapolis Local Public Improvement Bond Bank, Indiana, Series         No Opt. Call           AAA        8,072,400
                 1999E, 0.000%, 2/01/28 - AMBAC Insured

       3,250   Indianapolis Local Public Improvement Bond Bank, Indiana,              7/12 at 100.00           AAA        3,490,403
                 Waterworks Project, Series 2002A, 5.250%, 7/01/33 (Pre-refunded
                 7/01/12) - MBIA Insured

       1,340   Monroe-Gregg Grade School Building Corporation, Morgan County,         1/14 at 100.00           AAA        1,438,048
                 Indiana, First Mortgage Bonds, Series 2004, 5.000%, 1/15/25
                 (Pre-refunded 1/15/14) - FSA Insured

       5,000   Noblesville Redevelopment Authority, Indiana, Economic Development     7/13 at 100.00           AAA        5,217,700
                 Lease Rental Bonds, Exit 10 Project, Series 2003, 5.000%,
                 1/15/28 - AMBAC Insured

      10,000   Purdue University, Indiana, Student Fee Bonds, Series 2002O,           1/12 at 100.00           AAA       10,493,200
                 5.000%, 7/01/19 - MBIA Insured

       3,705   Whitley County Middle School Building Corporation, Columbia City,      7/13 at 100.00           AAA        3,953,902
                 Indiana, First Mortgage Bonds, Series 2003, 5.000%,
                 7/15/16 - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------
      45,325   Total Indiana                                                                                             34,839,925
------------------------------------------------------------------------------------------------------------------------------------

               KANSAS - 1.2% (0.8% OF TOTAL INVESTMENTS)

       2,055   Kansas Turnpike Authority, Revenue Bonds, Series 2004A-2, 5.000%,      9/14 at 101.00           AAA        2,193,713
                 9/01/23 - FSA Insured

               Neosho County Unified School District 413, Kansas, General
               Obligation Bonds, Series 2006:
       2,145     5.000%, 9/01/27 - FSA Insured                                        9/14 at 100.00           Aaa        2,266,815
       4,835     5.000%, 9/01/29 - FSA Insured                                        9/14 at 100.00           Aaa        5,100,200

       5,000   University of Kansas Hospital Authority, Health Facilities Revenue     9/09 at 100.00           AAA        5,217,700
                 Bonds, KU Health System, Series 1999A, 5.650%, 9/01/29
                 (Pre-refunded 9/01/09) - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
      14,035   Total Kansas                                                                                              14,778,428
------------------------------------------------------------------------------------------------------------------------------------

               KENTUCKY - 2.1% (1.3% OF TOTAL INVESTMENTS)

       3,870   Kenton County School District Finance Corporation, Kentucky, School    6/14 at 100.00           Aaa        4,116,442
                 Building Revenue Bonds, Series 2004, 5.000%, 6/01/20 -
                 MBIA Insured

       7,500   Kentucky Turnpike Authority, Economic Development Road Revenue         7/16 at 100.00           AAA        8,014,125
                 Bonds, Revitalization Project,  Series 2006B, 5.000%,
                 7/01/25 - AMBAC Insured

      12,980   Louisville and Jefferson County Metropolitan Sewer District,          11/11 at 101.00           AAA       13,956,615
                 Kentucky, Sewer and Drainage  System Revenue Bonds, Series 2001A,
                 5.500%, 5/15/34 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
      24,350   Total Kentucky                                                                                            26,087,182
------------------------------------------------------------------------------------------------------------------------------------

               LOUISIANA - 5.4% (3.4% OF TOTAL INVESTMENTS)

       5,000   DeSoto Parish, Louisiana, Pollution Control Revenue Refunding          9/09 at 102.00           AAA        5,314,150
                 Bonds, Cleco Utility Group Inc. Project, Series 1999, 5.875%,
                 9/01/29 - AMBAC Insured

       3,025   Lafayette City and Parish, Louisiana, Utilities Revenue Bonds,        11/14 at 100.00           AAA        3,272,082
                 Series 2004, 5.250%, 11/01/22 - MBIA Insured

       1,640   Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge      7/14 at 100.00           AAA        1,747,125
                 General Hospital, Series 2004, 5.250%, 7/01/24 - MBIA Insured



   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               LOUISIANA (continued)

               Louisiana State, Gasoline and Fuels Tax Revenue Bonds,
               Series 2005A:
$      2,400     5.000%, 5/01/25 - FGIC Insured                                       5/15 at 100.00           AAA    $   2,533,536
       4,415     5.000%, 5/01/26 - FGIC Insured                                       5/15 at 100.00           AAA        4,657,560
       5,000     5.000%, 5/01/27 - FGIC Insured                                       5/15 at 100.00           AAA        5,274,700

               Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006:
       3,295     4.750%, 5/01/39 - FSA Insured (UB)                                   5/16 at 100.00           AAA        3,378,726
      35,840     4.500%, 5/01/41 - FGIC Insured (UB)                                  5/16 at 100.00           AAA       35,257,242

       5,985   Orleans Levee District, Louisiana, Levee District General              6/07 at 102.50           AAA        6,143,543
                 Obligation Bonds, Series 1986, 5.950%, 11/01/15 - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------
      66,600   Total Louisiana                                                                                           67,578,664
------------------------------------------------------------------------------------------------------------------------------------

               MAINE - 0.3% (0.2% OF TOTAL INVESTMENTS)

       3,000   Maine Health and Higher Educational Facilities Authority, Revenue      7/13 at 100.00           AAA        3,139,050
                 Bonds, Series 2003B, 5.000%, 7/01/28 - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------

               MARYLAND - 0.5% (0.3% OF TOTAL INVESTMENTS)

       5,345   Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue       9/16 at 100.00           AAA        5,832,678
                 Bonds, Series 2006A, 5.250%, 9/01/28 - XLCA Insured
------------------------------------------------------------------------------------------------------------------------------------

               MASSACHUSETTS - 4.7% (3.0% OF TOTAL INVESTMENTS)

      22,500   Massachusetts Development Finance Authority, Revenue Bonds, WGBH       1/12 at 101.00           AAA       24,316,200
                 Educational Foundation, Series 2002A, 5.375%, 1/01/42
                 (Pre-refunded 1/01/12) - AMBAC Insured

      11,000   Massachusetts School Building Authority, Dedicated Sales Tax           8/15 at 100.00           AAA       11,709,170
                 Revenue Bonds, Series 2005A, 5.000%, 8/15/23 - FSA Insured

       2,100   Massachusetts Water Resources Authority, General Revenue Bonds,        2/17 at 100.00           Aaa        1,999,179
                 Series 2007, Residual Trust 7039, 5.140%, 8/01/46 -
                 FSA Insured (IF)

      15,000   Massachusetts, Special Obligation Dedicated Tax Revenue Bonds,         1/14 at 100.00           AAA       16,302,150
                 Series 2004, 5.250%, 1/01/23 (Pre-refunded 1/01/14) -
                 FGIC Insured

               University of Massachusetts Building Authority, Senior Lien
               Project Revenue Bonds, Series 2004-1:
       1,500     5.375%, 11/01/20 (Pre-refunded 11/01/14) - AMBAC Insured            11/14 at 100.00           AAA        1,658,955
       2,500     5.375%, 11/01/21 (Pre-refunded 11/01/14) - AMBAC Insured            11/14 at 100.00           AAA        2,764,925
------------------------------------------------------------------------------------------------------------------------------------
      54,600   Total Massachusetts                                                                                       58,750,579
------------------------------------------------------------------------------------------------------------------------------------

               MICHIGAN - 6.2% (3.9% OF TOTAL INVESTMENTS)

       5,490   Detroit City School District, Wayne County, Michigan, Unlimited Tax      No Opt. Call           AAA        6,836,368
                 School Building and Site Improvement Bonds, Series 2001A,
                 6.000%, 5/01/29 - FSA Insured

       6,000   Detroit, Michigan, General Obligation Bonds, Series 2001A-1,          10/11 at 100.00           AAA        6,392,220
                 5.375%, 4/01/18 - MBIA Insured

       7,420   Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds,      7/07 at 101.00           AAA        7,501,843
                 Series 1997A, 5.000%, 7/01/27 - MBIA Insured

               Detroit, Michigan, Sewerage Disposal System Revenue
               Bonds, Series 1999A:
      15,825     5.750%, 7/01/26 (Pre-refunded 1/01/10) - FGIC Insured                1/10 at 101.00           AAA       16,795,389
      20,000     5.875%, 7/01/27 (Pre-refunded 1/01/10) - FGIC Insured                1/10 at 101.00           AAA       21,289,400

       1,085   Grand Rapids Community College, Kent County, Michigan, General         5/13 at 100.00           AAA        1,167,232
                 Obligation Refunding Bonds, Series 2003, 5.250%, 5/01/20 -
                 AMBAC Insured

       6,850   Wayne County, Michigan, Airport Revenue Bonds, Detroit Metropolitan   12/08 at 101.00           AAA        7,061,186
                 Wayne County Airport, Series 1998A, 5.375%, 12/01/15 - MBIA
                 Insured (Alternative Minimum Tax)

      10,000   Wayne County, Michigan, Limited Tax General Obligation Airport        12/11 at 101.00           AAA       10,613,300
                 Hotel Revenue Bonds, Detroit Metropolitan Wayne County Airport,
                 Series 2001A, 5.250%, 12/01/25 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
      72,670   Total Michigan                                                                                            77,656,938
------------------------------------------------------------------------------------------------------------------------------------


               Portfolio of INVESTMENTS April 30, 2007 (Unaudited)


   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               MINNESOTA - 1.2% (0.7% OF TOTAL INVESTMENTS)

$     13,020   Saint Paul Housing and Redevelopment Authority, Minnesota,            12/11 at 102.00           Aaa    $  14,719,501
                 Multifamily Housing Revenue Bonds, Marian Center Project, Series
                 2001A, 6.450%, 6/20/43 (Pre-refunded 12/20/11)
------------------------------------------------------------------------------------------------------------------------------------

               NEBRASKA - 0.2% (0.1% OF TOTAL INVESTMENTS)

               Nebraska Public Power District, General Revenue Bonds, Series 2005A:
       1,000     5.000%, 1/01/24 - FSA Insured                                        1/15 at 100.00           AAA        1,059,670
       1,000     5.000%, 1/01/25 - FSA Insured                                        1/15 at 100.00           AAA        1,059,000
------------------------------------------------------------------------------------------------------------------------------------
       2,000   Total Nebraska                                                                                             2,118,670
------------------------------------------------------------------------------------------------------------------------------------

               NEVADA - 8.3% (5.3% OF TOTAL INVESTMENTS)

       8,475   Clark County, Nevada, General Obligation Bank Bonds, Southern         12/12 at 100.00           AAA        8,852,053
                 Nevada Water Authority Loan, Series 2002, 5.000%,
                 6/01/32 - MBIA Insured

       3,630   Clark County, Nevada, General Obligation Bank Bonds, Southern         12/12 at 100.00           Aaa        3,868,890
                 Nevada Water Authority Loan, Series 2002, 5.000%, 6/01/32
                 (Pre-refunded 12/01/12) - MBIA Insured

       7,370   Clark County, Nevada, Subordinate Lien Airport Revenue Bonds,          7/14 at 100.00           AAA        7,805,125
                 Series 2004A-2, 5.125%, 7/01/25 - FGIC Insured

               Director of Nevada State Department of Business and
               Industry, Revenue Bonds, Las Vegas Monorail Project, First
               Tier, Series 2000:
      15,000     5.625%, 1/01/34 - AMBAC Insured                                      1/10 at 102.00           AAA       15,907,800
      13,000     5.375%, 1/01/40 - AMBAC Insured                                      1/10 at 100.00           AAA       13,414,310

      14,985   Reno, Nevada, Capital Improvement Revenue Bonds, Series 2002,          6/12 at 100.00           AAA       15,924,260
                 5.375%, 6/01/32 - FGIC Insured

      25,300   Reno, Nevada, Capital Improvement Revenue Bonds, Series 2002,          6/12 at 100.00           AAA       27,265,810
                 5.375%, 6/01/32 (Pre-refunded 6/01/12) - FGIC Insured

      10,000   Reno, Nevada, Senior Lien Sales and Room Tax Revenue Bonds, Reno       6/12 at 100.00           AAA       10,642,900
                 Transportation Rail Access Corridor Project, Series 2002, 5.125%,
                 6/01/27 (Pre-refunded 6/01/12) - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
      97,760   Total Nevada                                                                                             103,681,148
------------------------------------------------------------------------------------------------------------------------------------

               NEW JERSEY - 2.4% (1.5% OF TOTAL INVESTMENTS)

               Essex County Improvement Authority, New Jersey, Guaranteed Revenue
               Bonds, Project Consolidation, Series 2004:
       2,000     5.125%, 10/01/21 - MBIA Insured                                     10/14 at 100.00           Aaa        2,153,800
       2,250     5.125%, 10/01/22 - MBIA Insured                                     10/14 at 100.00           Aaa        2,423,025

               New Jersey Economic Development Authority, Revenue Bonds,
               Motor Vehicle Surcharge, Series 2004A:
       3,850     5.000%, 7/01/22 - MBIA Insured                                       7/14 at 100.00           AAA        4,107,488
       3,850     5.000%, 7/01/23 - MBIA Insured                                       7/14 at 100.00           AAA        4,064,368

               New Jersey Turnpike Authority, Revenue Bonds, Series 2003A:
       8,250     5.000%, 1/01/19 - FGIC Insured                                       7/13 at 100.00           AAA        8,768,513
       2,000     5.000%, 1/01/23 - FSA Insured                                        7/13 at 100.00           AAA        2,102,700

       3,320   New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.000%,    1/15 at 100.00           AAA        3,544,930
                 1/01/21 - FSA Insured

       2,795   Rutgers State University, New Jersey, Revenue Bonds, Series 2004E,     5/14 at 100.00           AAA        2,978,296
                 5.000%, 5/01/22 - FGIC Insured
------------------------------------------------------------------------------------------------------------------------------------
      28,315   Total New Jersey                                                                                          30,143,120
------------------------------------------------------------------------------------------------------------------------------------

               NEW MEXICO - 0.3% (0.2% OF TOTAL INVESTMENTS)

       3,660   San Juan County, New Mexico, Subordinate Gross Receipts Tax Revenue    6/15 at 100.00           AAA        3,876,416
                 Bonds, Series 2005, 5.000%, 6/15/25 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------

               NEW YORK - 9.1% (5.8% OF TOTAL INVESTMENTS)

       1,880   Dormitory Authority of the State of New York, FHA-Insured Mortgage     2/15 at 100.00           AAA        1,990,638
                 Revenue Bonds, Montefiore  Hospital, Series 2004, 5.000%,
                 8/01/23 - FGIC Insured

       3,335   Dormitory Authority of the State of New York, State Personal Income    3/15 at 100.00           AAA        3,538,568
                 Tax Revenue Bonds, Series 2005F, 5.000%, 3/15/24 - AMBAC Insured

       8,820   Hudson Yards Infrastructure Corporation, New York, Revenue Bonds,      2/17 at 100.00           AAA        8,698,725
                 Series 2006A, 4.500%, 2/15/47 - MBIA Insured (UB)



   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               NEW YORK (continued)

$      8,685   Long Island Power Authority, New York, Electric System General         6/08 at 101.00           AAA    $   8,924,619
                 Revenue Bonds, Series 1998A,  5.300%, 12/01/19 (Pre-refunded
                 6/01/08) - FSA Insured

      12,500   Long Island Power Authority, New York, Electric System General         6/16 at 100.00           AAA       13,321,375
                 Revenue Bonds, Series 2006A, 5.000%, 12/01/25 - FGIC Insured

       6,900   Long Island Power Authority, New York, Electric System Revenue        11/16 at 100.00           AAA        6,683,478
                 Bonds, Series 2006F,  4.250%, 5/01/33 - MBIA Insured (UB)

               Metropolitan Transportation Authority, New York, State Service
               Contract Refunding Bonds, Series 2002A:
       2,500     5.000%, 7/01/21 - FGIC Insured                                       7/12 at 100.00           AAA        2,642,475
       5,000     5.000%, 7/01/25 - FGIC Insured                                       7/12 at 100.00           AAA        5,255,000

      10,525   New York City, New York, General Obligation Bonds, Fiscal Series       4/15 at 100.00           AAA       11,156,079
                 2005M, 5.000%, 4/01/26 - FGIC Insured

       5,000   New York City, New York, General Obligation Bonds, Fiscal Series       9/15 at 100.00           AAA        5,350,850
                 2006F-1, 5.000%, 9/01/21 - AMBAC Insured

       5,000   New York State Thruway Authority, General Revenue Bonds, Series        1/15 at 100.00           AAA        5,298,350
                 2005F, 5.000%, 1/01/26 - AMBAC Insured

       3,000   New York State Thruway Authority, General Revenue Bonds, Series        7/15 at 100.00           AAA        3,101,400
                 2005G, 4.750%, 1/01/29 - FSA Insured

               New York State Thruway Authority, Highway and Bridge Trust
               Fund Bonds, Second Generation, Series 2005B:
       3,770     5.000%, 4/01/21 - AMBAC Insured                                     10/15 at 100.00           AAA        4,033,221
       7,000     5.000%, 4/01/22 - AMBAC Insured                                     10/15 at 100.00           AAA        7,489,790

       3,650   New York State Urban Development Corporation, Service Contract         3/15 at 100.00           AAA        3,875,315
                 Revenue Bonds, Series 2005B, 5.000%, 3/15/25 - FSA Insured

               New York State Urban Development Corporation, State Personal Income
               Tax Revenue Bonds, Series 2004A-1:
       1,000     5.000%, 3/15/23 - FGIC Insured                                       3/14 at 100.00           AAA        1,054,320
       5,000     5.000%, 3/15/25 - FGIC Insured                                       3/14 at 100.00           AAA        5,274,650

      15,000   Triborough Bridge and Tunnel Authority, New York, Subordinate Lien    11/12 at 100.00           AAA       15,685,650
                 General Purpose Revenue Refunding Bonds, Series 2002E, 5.000%,
                 11/15/32 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
     108,565   Total New York                                                                                           113,374,503
------------------------------------------------------------------------------------------------------------------------------------

               NORTH CAROLINA - 1.4% (0.9% OF TOTAL INVESTMENTS)

               Mooresville, North Carolina, Enterprise System Revenue
               Bonds, Series 2004:
       2,115     5.000%, 5/01/22 - FGIC Insured                                       5/14 at 100.00           AAA        2,247,039
       2,575     5.000%, 5/01/26 - FGIC Insured                                       5/14 at 100.00           AAA        2,715,647

       5,000   North Carolina Municipal Power Agency 1, Catawba Electric Revenue      1/13 at 100.00           AAA        5,376,950
                 Bonds, Series 2003A, 5.250%, 1/01/16 - FSA Insured

               Raleigh Durham Airport Authority, North Carolina, Airport
               Revenue Bonds, Series 2005A:
       3,205     5.000%, 5/01/23 - AMBAC Insured                                      5/15 at 100.00           Aaa        3,398,967
       3,295     5.000%, 5/01/24 - AMBAC Insured                                      5/15 at 100.00           Aaa        3,489,833
------------------------------------------------------------------------------------------------------------------------------------
      16,190   Total North Carolina                                                                                      17,228,436
------------------------------------------------------------------------------------------------------------------------------------

               NORTH DAKOTA - 0.6% (0.4% OF TOTAL INVESTMENTS)

               Grand Forks, North Dakota, Sales Tax Revenue Bonds,
               Alerus Project, Series 2005A:
       2,195     5.000%, 12/15/22 - MBIA Insured                                     12/15 at 100.00           Aaa        2,345,928
       1,355     5.000%, 12/15/23 - MBIA Insured                                     12/15 at 100.00           Aaa        1,445,324
       3,000     5.000%, 12/15/24 - MBIA Insured                                     12/15 at 100.00           Aaa        3,195,480
------------------------------------------------------------------------------------------------------------------------------------
       6,550   Total North Dakota                                                                                         6,986,732
------------------------------------------------------------------------------------------------------------------------------------

               OHIO - 4.6% (2.9% OF TOTAL INVESTMENTS)

       3,485   Cincinnati City School District, Hamilton County, Ohio, General          No Opt. Call           AAA        3,984,157
                 Obligation Bonds, Series 2006, 5.250%, 12/01/23 - FGIC Insured


               Portfolio of INVESTMENTS April 30, 2007 (Unaudited)


   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               OHIO (continued)

$      2,650   Cleveland State University, Ohio, General Receipts Bonds, Series       6/14 at 100.00           AAA    $   2,864,438
                 2004, 5.250%, 6/01/24 - FGIC Insured

       2,000   Columbus City School District, Franklin County, Ohio, General         12/14 at 100.00           AAA        2,196,000
                 Obligation Bonds, Series 2004, 5.250%, 12/01/25
                 (Pre-refunded 12/01/14) - FSA Insured

       2,385   Columbus, Ohio, Tax Increment Financing Bonds, Easton Project,         6/14 at 100.00           AAA        2,507,517
                 Series 2004A, 5.000%, 12/01/22 - AMBAC Insured

       2,205   Hamilton City School District, Ohio, General Obligation Bonds,         6/15 at 100.00           Aaa        2,341,115
                 Series 2005, 5.000%, 12/01/24 - MBIA Insured

      19,600   Hamilton County, Ohio, Sales Tax Bonds, Subordinate, Series 2006,     12/16 at 100.00           Aaa       19,018,860
                 4.250%, 12/01/32 - AMBAC Insured (UB)

      20,100   Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare      11/09 at 101.00           AAA       20,933,145
                 Obligated Group, Series 1999, 5.375%, 11/15/39 - AMBAC Insured

       3,000   Ross Local School District, Butler County, Ohio, General Obligation   12/13 at 100.00           Aaa        3,223,290
                 Bonds, Series 2003, 5.000%, 12/01/28 (Pre-refunded 12/01/13) -
                 FSA Insured
------------------------------------------------------------------------------------------------------------------------------------
      55,425   Total Ohio                                                                                                57,068,522
------------------------------------------------------------------------------------------------------------------------------------

               OKLAHOMA - 1.5% (1.0% OF TOTAL INVESTMENTS)

       3,500   Oklahoma Capitol Improvement Authority, State Facilities Revenue       7/15 at 100.00           AAA        3,720,360
                 Bonds, Series 2005F, 5.000%, 7/01/24 - AMBAC Insured

       4,220   Oklahoma Housing Finance Agency, GNMA Collateralized Single Family       No Opt. Call           AAA        4,515,822
                 Mortgage Revenue Bonds, Series 1987A, 7.997%, 8/01/18
                 (Alternative Minimum Tax)

       5,245   Oklahoma State Industries Authority, Revenue Bonds, Oklahoma           2/11 at 100.00           Aaa        5,474,731
                 Medical Research Foundation, Series 2001, 5.250%, 2/01/21 -
                 AMBAC Insured

       4,880   University of Oklahoma, Student Housing Revenue Bonds, Series 2004,    7/14 at 100.00           Aaa        5,190,710
                 5.000%, 7/01/22 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
      17,845   Total Oklahoma                                                                                            18,901,623
------------------------------------------------------------------------------------------------------------------------------------

               OREGON - 0.8% (0.5% OF TOTAL INVESTMENTS)

               Oregon Department of Administrative Services, Certificates
               of Participation, Series 2005A:
       2,535     5.000%, 5/01/25 - FSA Insured                                        5/15 at 100.00           AAA        2,677,797
       2,115     5.000%, 5/01/30 - FSA Insured                                        5/15 at 100.00           AAA        2,225,318

       3,470   Oregon Department of Administrative Services, Certificates of         11/15 at 100.00           AAA        3,719,840
                 Participation, Series 2005B, 5.000%, 11/01/18 - FGIC Insured

       1,245   Oregon Housing and Community Services Department, Single Family        7/07 at 100.00           Aa2        1,248,075
                 Mortgage Revenue Bonds, Series 1995A, 6.450%, 7/01/26
                 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
       9,365   Total Oregon                                                                                               9,871,030
------------------------------------------------------------------------------------------------------------------------------------

               PENNSYLVANIA - 3.1% (2.0% OF TOTAL INVESTMENTS)

       7,925   Commonwealth Financing Authority, Pennsylvania, State Appropriation    6/16 at 100.00           AAA        8,458,115
                 Lease Bonds, Series 2006A, 5.000%, 6/01/26 - FSA Insured

       1,800   Pennsylvania Higher Educational Facilities Authority, Revenue          5/15 at 100.00           AAA        1,905,174
                 Bonds, Drexel University, Series 2005A, 5.000%, 5/01/28 -
                 MBIA Insured

      11,730   Pennsylvania Public School Building Authority, Lease Revenue Bonds,   12/16 at 100.00           AAA       11,685,895
                 School District of  Philadelphia, Series 2006B, 4.500%,
                 6/01/32 - FSA Insured (UB)

       2,625   Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series       6/16 at 100.00           AAA        2,803,631
                 2006A, 5.000%, 12/01/26 - AMBAC Insured

       6,335   Radnor Township School District, Delaware County, Pennsylvania,        8/15 at 100.00           Aaa        6,711,426
                 General Obligation Bonds, Series 2005B, 5.000%, 2/15/30 -
                 FSA Insured

               Reading School District, Berks County, Pennsylvania, General
               Obligation Bonds, Series 2005:
       3,285     5.000%, 1/15/22 - FSA Insured                                        1/16 at 100.00           AAA        3,513,143
       3,450     5.000%, 1/15/23 - FSA Insured                                        1/16 at 100.00           AAA        3,684,393
------------------------------------------------------------------------------------------------------------------------------------
      37,150   Total Pennsylvania                                                                                        38,761,777
------------------------------------------------------------------------------------------------------------------------------------



   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               PUERTO RICO - 0.5% (0.3% OF TOTAL INVESTMENTS)

$      2,500   Puerto Rico Electric Power Authority, Power Revenue Bonds, Series      7/15 at 100.00           AAA    $   2,646,700
                 2005RR, 5.000%, 7/01/30 - XLCA Insured

       2,000   Puerto Rico Highway and Transportation Authority, Highway Revenue      7/13 at 100.00           AAA        2,162,040
                 Bonds, Series 2003G, 5.250%,  7/01/19 - FGIC Insured

       1,550   Puerto Rico Municipal Finance Agency, Series 2005C, 5.250%, 8/01/21      No Opt. Call           AAA        1,752,508
                 - CIFG Insured
------------------------------------------------------------------------------------------------------------------------------------
       6,050   Total Puerto Rico                                                                                          6,561,248
------------------------------------------------------------------------------------------------------------------------------------

               RHODE ISLAND - 2.0% (1.3% OF TOTAL INVESTMENTS)

       2,195   Providence Housing Development Corporation, Rhode Island,              7/07 at 100.00           AAA        2,262,694
                 FHA-Insured Section 8 Assisted Mortgage Revenue Refunding Bonds,
                 Barbara Jordan Apartments, Series 1994A, 6.750%, 7/01/25 -
                 MBIA Insured

      20,475   Rhode Island Depositors Economic Protection Corporation, Special       2/11 at 100.00           AAA       21,587,407
                 Obligation Refunding Bonds, Series 1993B, 5.250%, 8/01/21
                 (Pre-refunded 2/01/11) - MBIA Insured

       1,405   Rhode Island Health and Educational Building Corporation, Higher       9/14 at 100.00           Aaa        1,544,502
                 Education Auxiliary  Enterprise Revenue Bonds, Series 2004A,
                 5.500%, 9/15/24 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
      24,075   Total Rhode Island                                                                                        25,394,603
------------------------------------------------------------------------------------------------------------------------------------

               SOUTH CAROLINA - 4.0% (2.6% OF TOTAL INVESTMENTS)

      10,000   Beaufort County, South Carolina, Tax Increment Bonds, New River       12/12 at 100.00           AAA       10,444,900
                 Redevelopment Project, Series 2002, 5.000%, 6/01/27 -
                 MBIA Insured

               Medical University Hospital Authority, South Carolina, FHA-Insured
               Mortgage Revenue Bonds, Series 2004A:
       2,000     5.250%, 8/15/22 - MBIA Insured                                       8/14 at 100.00           AAA        2,140,320
       2,105     5.250%, 8/15/23 - MBIA Insured                                       8/14 at 100.00           AAA        2,251,319

       4,855   Piedmont Municipal Power Agency, South Carolina, Electric Revenue        No Opt. Call           AAA        3,717,619
                 Bonds, Series 1988A, 0.000%, 1/01/13 - AMBAC Insured (ETM)

       9,190   Piedmont Municipal Power Agency, South Carolina, Electric Revenue       7/09 at 76.63           AAA        6,497,330
                 Bonds, Series 1988A, 0.000%, 1/01/13 (Pre-refunded 7/01/09) -
                 AMBAC Insured

       7,955   Piedmont Municipal Power Agency, South Carolina, Electric Revenue        No Opt. Call           AAA        6,063,778
                 Bonds, Series 1988A, 0.000%, 1/01/13 - AMBAC Insured

       8,000   South Carolina JOBS Economic Development Authority, Industrial        11/12 at 100.00           AAA        8,457,840
                 Revenue Bonds, South Carolina Electric and Gas Company, Series
                 2002A, 5.200%, 11/01/27 - AMBAC Insured

      10,000   South Carolina JOBS Economic Development Authority, Industrial        11/12 at 100.00           AAA       10,619,100
                 Revenue Bonds, South Carolina Electric and Gas Company, Series
                 2002B, 5.450%, 11/01/32 - AMBAC Insured (Alternative
                 Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
      54,105   Total South Carolina                                                                                      50,192,206
------------------------------------------------------------------------------------------------------------------------------------

               TENNESSEE - 0.5% (0.3% OF TOTAL INVESTMENTS)

       6,455   Memphis-Shelby County Airport Authority, Tennessee, Airport            3/11 at 100.00           AAA        6,782,914
                 Revenue Bonds, Series 2001A, 5.500%, 3/01/18 - FSA Insured
                 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------

               TEXAS - 15.7% (9.9% OF TOTAL INVESTMENTS)

      22,650   Brazos River Authority, Texas, Revenue Refunding Bonds, Houston        5/08 at 102.00           AAA       23,370,723
                 Industries Inc., Series 1998C, 5.125%, 5/01/19 - AMBAC Insured

         521   Capital Area Housing Finance Corporation, Texas, FNMA Backed Single    4/12 at 106.00           AAA          532,696
                 Family Mortgage Revenue Refunding Bonds, Series 2002A-2, 6.300%,
                 4/01/35 - AMBAC Insured (Alternative Minimum Tax)

      12,500   Dallas-Ft. Worth International Airport, Texas, Joint Revenue          11/09 at 100.00           AAA       13,133,625
                 Bonds, Series 2000A, 6.125%, 11/01/35 - FGIC Insured
                 (Alternative Minimum Tax)

               Harris County, Texas, Toll Road Senior Lien Revenue
               Bonds, Series 1989:
       9,000     0.000%, 8/15/18 (Pre-refunded 8/15/09) - AMBAC Insured                8/09 at 53.84           AAA        4,448,790
      39,000     0.000%, 8/15/19 (Pre-refunded 8/15/09) - AMBAC Insured                8/09 at 50.26           AAA       17,996,160
       7,280     0.000%, 8/15/20 (Pre-refunded 8/15/09) - AMBAC Insured                8/09 at 46.91           AAA        3,135,933
       5,085     0.000%, 8/15/21 (Pre-refunded 8/15/09) - AMBAC Insured                8/09 at 43.80           AAA        2,044,729


               Portfolio of INVESTMENTS April 30, 2007 (Unaudited)


   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               TEXAS (continued)

$     25,000   Harris County-Houston Sports Authority, Texas, Junior Lien Revenue    11/11 at 100.00           AAA    $  26,296,250
                 Refunding Bonds, Series 2001B, 5.250%, 11/15/40 - MBIA Insured

       4,671   Houston Housing Finance Corporation, Texas, GNMA Collateralized        9/11 at 105.00           Aaa        4,999,465
                 Mortgage Multifamily Housing Revenue Bonds, RRG Apartments
                 Project, Series 2001, 6.350%, 3/20/42

               Houston, Texas, First Lien Combined Utility System Revenue
               Bonds, Series 2004A:
       4,000     5.250%, 5/15/24 - FGIC Insured                                       5/14 at 100.00           AAA        4,316,880
       5,000     5.250%, 5/15/25 - MBIA Insured                                       5/14 at 100.00           AAA        5,396,100

       6,570   Houston, Texas, General Obligation Public Improvement Bonds,           3/11 at 100.00           AAA        6,958,681
                 Series 2001A, 5.375%, 3/01/19 (Pre-refunded 3/01/11) -
                 FSA Insured

      17,500   Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds,         9/11 at 100.00           AAA       18,369,050
                 Convention and Entertainment Project, Series 2001B, 5.250%,
                 9/01/33 - AMBAC Insured

       4,170   Houston, Texas, Subordinate Lien Airport System Revenue Bonds,         7/10 at 100.00           AAA        4,368,158
                 Series 2000B, 5.500%, 7/01/30 - FSA Insured

      23,865   Jefferson County Health Facilities Development Corporation, Texas,     8/11 at 100.00           AAA       25,175,666
                 FHA-Insured Mortgage Revenue Bonds, Baptist Hospital of Southeast
                 Texas, Series 2001, 5.500%, 8/15/41 - AMBAC Insured

         140   Lower Colorado River Authority, Texas, Revenue Refunding and           5/11 at 100.00           Aaa          146,745
                 Improvement Bonds, Series 2001A, 5.000%, 5/15/21
                 (Pre-refunded 5/15/11) - MBIA Insured

       8,065   Lower Colorado River Authority, Texas, Revenue Refunding and           5/11 at 100.00           AAA        8,410,505
                 Improvement Bonds, Series 2001A, 5.000%, 5/15/21 - MBIA Insured

               Port of Houston Authority, Harris County, Texas, General
               Obligation Port Improvement Bonds, Series 2001B:
       3,205     5.500%, 10/01/18 - FGIC Insured (Alternative Minimum Tax)           10/11 at 100.00           AAA        3,379,929
       3,375     5.500%, 10/01/19 - FGIC Insured (Alternative Minimum Tax)           10/11 at 100.00           AAA        3,559,208

       7,205   San Antonio, Texas, Airport System Improvement Revenue Bonds,          7/11 at 101.00           AAA        7,646,955
                 Series 2001, 5.375%, 7/01/15 - FGIC Insured
                 (Alternative Minimum Tax)

               Tarrant County Health Facilities Development Corporation, Texas,
               Revenue Bonds, Texas Health Resources System, Series 1997A:
       2,900     5.250%, 2/15/22 - MBIA Insured                                       2/08 at 102.00           AAA        2,985,840
       6,655     5.000%, 2/15/26 - MBIA Insured                                       2/08 at 101.00           AAA        6,762,079

         165   Tarrant County Health Facilities Development Corporation, Texas,       2/08 at 101.00           Aaa          168,317
                 Revenue Bonds, Texas Health Resources System, Series 1997A,
                 5.000%, 2/15/26 (Pre-refunded 2/15/08) - MBIA Insured

       1,840   Ysleta Independent School District Public Facility Corporation,       11/09 at 100.00           AAA        1,900,978
                 Texas, Lease Revenue Refunding Bonds, Series 2001, 5.375%,
                 11/15/24 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
     220,362   Total Texas                                                                                              195,503,462
------------------------------------------------------------------------------------------------------------------------------------

               UTAH - 0.2% (0.1% OF TOTAL INVESTMENTS)

       2,000   Clearfield City, Utah, Sales Tax Revenue Bonds, Series 2003,           7/13 at 100.00           AAA        2,140,440
                 5.000%, 7/01/28 (Pre-refunded 7/01/13) - FGIC Insured
------------------------------------------------------------------------------------------------------------------------------------

               VIRGINIA - 2.0% (1.3% OF TOTAL INVESTMENTS)

       8,000   Greater Richmond Convention Center Authority, Virginia, Hotel Tax      6/15 at 100.00           AAA        8,444,800
                 Revenue Bonds, Series 2005, 5.000%, 6/15/30 - MBIA Insured

       1,035   Loudoun County Industrial Development Authority, Virginia, Lease       6/14 at 100.00           AAA        1,120,470
                 Revenue Bonds, Public Safety Facilities, Series 2003A,
                 5.250%, 12/15/20 - FSA Insured

       4,840   Metropolitan Washington D.C. Airports Authority, Airport System       10/11 at 101.00           AAA        5,144,581
                 Revenue Bonds, Series 2001A, 5.500%, 10/01/19 - MBIA Insured
                 (Alternative Minimum Tax)

      10,000   Virginia Housing Development Authority, Commonwealth Mortgage          7/11 at 100.00           AAA       10,485,500
                 Bonds, Series 2001H-1, 5.375%, 7/01/36 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
      23,875   Total Virginia                                                                                            25,195,351
------------------------------------------------------------------------------------------------------------------------------------

               WASHINGTON - 2.2% (1.4% OF TOTAL INVESTMENTS)

       2,500   Grant County Public Utility District 2, Washington, Revenue Bonds,     1/15 at 100.00           AAA        2,627,325
                 Wanapum Hydroelectric Development, Series 2005A, 5.000%,
                 1/01/29 - FGIC Insured



   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               WASHINGTON (continued)

$      3,500   King County School District 401, Highline, Washington, General        12/14 at 100.00           AAA   $    3,695,300
                 Obligation Bonds, Series 2004, 5.000%, 10/01/24 - FGIC Insured

       3,195   Kitsap County, Washington, Limited Tax General Obligation Bonds,       7/10 at 100.00           AAA        3,366,795
                 Series 2000, 5.500%, 7/01/25 (Pre-refunded 7/01/10) -
                 AMBAC Insured

       4,250   Snohomish County Public Utility District 1, Washington, Generation       No Opt. Call           AAA        4,960,770
                 System Revenue Bonds, Series 1989, 6.650%, 1/01/16 -
                 FGIC Insured (ETM)

               Tacoma, Washington, Solid Waste Utility Revenue Refunding
               Bonds, Series 2006:
       3,890     5.000%, 12/01/24 - XLCA Insured                                     12/16 at 100.00           AAA        4,131,802
       4,085     5.000%, 12/01/25 - XLCA Insured                                     12/16 at 100.00           AAA        4,335,574
       4,290     5.000%, 12/01/26 - XLCA Insured                                     12/16 at 100.00           AAA        4,549,674
------------------------------------------------------------------------------------------------------------------------------------
      25,710   Total Washington                                                                                          27,667,240
------------------------------------------------------------------------------------------------------------------------------------

               WEST VIRGINIA - 0.8% (0.5% OF TOTAL INVESTMENTS)

      10,000   Harrison County Commission, West Virginia, Solid Waste Disposal        5/07 at 100.00           AAA       10,131,800
                 Revenue Bonds, West Penn Power Company - Harrison Station, Series
                 1993B, 6.300%, 5/01/23 - MBIA Insured (Alternative
                 Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------

               WISCONSIN - 4.0% (2.6% OF TOTAL INVESTMENTS)

      18,000   Wisconsin Health and Educational Facilities Authority, Revenue         8/07 at 102.00           AAA       18,414,180
                 Bonds, Aurora Healthcare Inc., Series 1997, 5.250%,
                 8/15/17 - MBIA Insured

      15,000   Wisconsin Health and Educational Facilities Authority, Revenue         8/07 at 102.00           AAA       15,320,850
                 Bonds, Marshfield Clinic, Series 1997, 5.750%, 2/15/27 -
                 MBIA Insured

       1,675   Wisconsin Public Power Incorporated System, Power Supply System        7/15 at 100.00           AAA        1,767,360
                 Revenue Bonds, Series 2005A, 5.000%, 7/01/30 - AMBAC Insured

         290   Wisconsin, General Obligation Bonds, Series 2004-3, 5.250%,            5/14 at 100.00           AAA          313,235
                 5/01/20 - FGIC Insured

       2,600   Wisconsin, General Obligation Bonds, Series 2004-3, 5.250%, 5/01/20    5/14 at 100.00           Aaa        2,839,070
                 (Pre-refunded 5/01/14) - FGIC Insured

      10,945   Wisconsin, General Obligation Bonds, Series 2004-4, 5.000%,            5/14 at 100.00           AAA       11,626,216
                 5/01/20 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
      48,510   Total Wisconsin                                                                                           50,280,911
------------------------------------------------------------------------------------------------------------------------------------
$  2,002,677   Total Investments (cost $1,852,064,037) - 157.6%                                                       1,966,338,416
============------------------------------------------------------------------------------------------------------------------------
               Floating Rate Obligations - (7.2)%                                                                       (89,495,000)
               ---------------------------------------------------------------------------------------------------------------------
               Other Assets Less Liabilities - 4.1%                                                                      50,786,665
               ---------------------------------------------------------------------------------------------------------------------
               Preferred Shares, at Liquidation Value - (54.5)%                                                        (680,000,000)
               ---------------------------------------------------------------------------------------------------------------------
               Net Assets Applicable to Common Shares - 100%                                                         $1,247,630,081
               =====================================================================================================================


         All of the bonds in the Portfolio of Investments, excluding temporary investments in short-term municipal securities, are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.

  (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

  (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

  (3) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.

  N/R    Not rated.

(ETM)    Escrowed to maturity.

 (UB) Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

 (IF)    Inverse floating rate investment.

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

            Nuveen Premier Insured Municipal Income Fund, Inc. (NIF)

            Portfolio of
                    INVESTMENTS April 30, 2007 (Unaudited)


   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               ALABAMA - 1.1% (0.7% OF TOTAL INVESTMENTS)

$      3,200   Auburn, Alabama, General Obligation Warrants, Series 2005, 5.000%,     8/15 at 100.00           AAA    $   3,373,376
                 8/01/30 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------

               ARIZONA - 1.5% (1.0% OF TOTAL INVESTMENTS)

       4,370   Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water      7/15 at 100.00           AAA        4,529,942
                 System Revenue Bonds, Series 2005, 4.750%, 7/01/25 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------

               ARKANSAS - 1.5% (0.9% OF TOTAL INVESTMENTS)

       4,020   Northwest Community College District, Arkansas, General Obligation     5/15 at 100.00           AAA        4,272,737
                 Bonds, Series 2005, 5.000%, 5/15/23 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------

               CALIFORNIA - 34.9% (22.0% OF TOTAL INVESTMENTS)

               ABAG Finance Authority for Non-Profit Corporations,
               California, Insured Certificates of Participation,
               Children's Hospital Medical Center of Northern California,
               Series 1999:
       6,750     5.875%, 12/01/19 - AMBAC Insured                                    12/09 at 101.00           AAA        7,176,060
      10,000     6.000%, 12/01/29 - AMBAC Insured                                    12/09 at 101.00           AAA       10,617,200

       1,000   California Department of Water Resources, Water System Revenue        12/14 at 100.00           AAA        1,063,230
                 Bonds, Central Valley Project, Series 2005AC, 5.000%,
                 12/01/26 - MBIA Insured

       1,250   California Pollution Control Financing Authority, Remarketed           4/11 at 102.00           AAA        1,334,138
                 Revenue Bonds, Pacific Gas and Electric Company, Series 1996A,
                 5.350%, 12/01/16 - MBIA Insured (Alternative Minimum Tax)

       4,775   Clovis Unified School District, Fresno County, California, General       No Opt. Call           AAA        2,161,404
                 Obligation Bonds, Series 2001A, 0.000%, 8/01/25 - FGIC Insured

       1,005   Folsom Cordova Unified School District, Sacramento County,            10/14 at 100.00           AAA        1,070,928
                 California, General Obligation Bonds, School Facilities
                 Improvement District 2, Series 2004B, 5.000%, 10/01/26 -
                 FSA Insured

       1,150   Kern Community College District, California, General Obligation          No Opt. Call           AAA          561,292
                 Bonds, Series 2006, 0.000%, 11/01/23 - FSA Insured

          85   Kern County Housing Authority, California, GNMA Guaranteed               No Opt. Call           AAA           87,511
                 Tax-Exempt Mortgage Obligation Bonds, Series 1994A-I, 7.150%,
                 12/30/24 (Alternative Minimum Tax)

          55   Kern County Housing Authority, California, GNMA Guaranteed               No Opt. Call           AAA           56,761
                 Tax-Exempt Mortgage Obligation Bonds, Series 1994A-III, 7.450%,
                 6/30/25 (Alternative Minimum Tax)

       4,630   La Verne-Grand Terrace Housing Finance Agency, California, Single        No Opt. Call           AAA        6,125,305
                 Family Residential Mortgage Revenue Bonds, Series 1984A,
                 10.250%, 7/01/17 (ETM)

       5,000   Ontario Redevelopment Financing Authority, San Bernardino County,        No Opt. Call           AAA        6,819,000
                 California, Revenue Refunding Bonds, Redevelopment Project 1,
                 Series 1995, 7.400%, 8/01/25 - MBIA Insured

       8,880   Pomona, California, GNMA/FHLMC Collateralized Single Family              No Opt. Call           AAA       11,649,228
                 Mortgage Revenue Refunding Bonds, Series 1990B, 7.500%,
                 8/01/23 (ETM)

      12,070   San Bernardino County, California, GNMA Mortgage-Backed Securities       No Opt. Call           AAA       14,015,081
                 Program Single Family Home Mortgage Revenue Bonds, Series 1988A,
                 8.300%, 9/01/14 (Alternative Minimum Tax) (ETM)

       9,850   San Bernardino, California, GNMA Mortgage-Backed Securities              No Opt. Call           AAA       12,597,559
                 Program Single Family Mortgage Revenue Refunding Bonds, Series
                 1990A, 7.500%, 5/01/23 (ETM)

       4,300   San Francisco Airports Commission, California, Revenue Refunding       5/11 at 100.00           AAA        4,458,756
                 Bonds, San Francisco International Airport, Second Series 2001,
                 Issue 27A, 5.125%, 5/01/19 - MBIA Insured
                 (Alternative Minimum Tax)

      25,150   San Joaquin Hills Transportation Corridor Agency, Orange County,         No Opt. Call           AAA        8,477,311
                 California, Toll Road Revenue Refunding Bonds, Series 1997A,
                 0.000%, 1/15/32 - MBIA Insured (UB)

       2,000   San Jose Redevelopment Agency, California, Tax Allocation Bonds,       8/14 at 100.00           AAA        2,163,640
                 Merged Area Redevelopment Project, Series 2004A, 5.250%,
                 8/01/19 - MBIA Insured

       4,475   San Jose Redevelopment Agency, California, Tax Allocation Bonds,       8/17 at 100.00           AAA        4,305,084
                 Merged Area Redevelopment Project, Series 2006C, 4.250%,
                 8/01/30 - MBIA Insured (UB)



   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               CALIFORNIA (continued)

$      4,455   San Mateo County Community College District, California, General         No Opt. Call           AAA    $   2,427,619
                 Obligation Bonds, Series 2006B, 0.000%, 9/01/21 - MBIA Insured

       1,815   University of California, General Revenue Bonds, Series 2005G,         5/13 at 101.00           AAA        1,865,802
                 4.750%, 5/15/31 - MBIA Insured

       3,600   Ventura County Community College District, California, General         8/15 at 100.00           AAA        3,820,824
                 Obligation Bonds, Series 2005B, 5.000%, 8/01/28 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
     112,295   Total California                                                                                         102,853,733
------------------------------------------------------------------------------------------------------------------------------------

               COLORADO - 7.2% (4.5% OF TOTAL INVESTMENTS)

       1,500   Adams and Arapahoe Counties Joint School District 28J, Aurora,        12/13 at 100.00           AAA        1,610,730
                 Colorado, General Obligation Bonds, Series 2003A, 5.125%,
                 12/01/21 - FSA Insured

       2,500   Denver City and County, Colorado, Airport System Revenue Refunding    11/12 at 100.00           AAA        2,668,700
                 Bonds, Series 2002E, 5.500%, 11/15/18 - FGIC Insured
                 (Alternative Minimum Tax)

       6,000   E-470 Public Highway Authority, Colorado, Senior Revenue Bonds,        9/10 at 102.00           AAA        6,481,620
                 Series 2000A, 5.750%, 9/01/29 (Pre-refunded 9/01/10) -
                 MBIA Insured

       4,405   Garfield, Eagle and Pitkin Counties School District RE-1, Roaring     12/14 at 100.00           AAA        4,666,613
                 Fork, Colorado, General Obligation Bonds, Series 2005A, 5.000%,
                 12/15/24 - FSA Insured

       2,065   Jefferson County School District R1, Colorado, General Obligation     12/14 at 100.00           AAA        2,187,640
                 Bonds, Series 2004, 5.000%, 12/15/24 - FSA Insured

       1,390   Teller County School District RE-2, Woodland Park, Colorado,          12/14 at 100.00           AAA        1,482,949
                 General Obligation Bonds, Series 2004, 5.000%, 12/01/22 -
                 MBIA Insured

       1,000   University of Colorado, Enterprise System Revenue Bonds, Series        6/12 at 100.00           AAA        1,061,310
                 2002A, 5.000%, 6/01/19 (Pre-refunded 6/01/12) - FGIC Insured

       1,000   University of Colorado, Enterprise System Revenue Bonds, Series        6/15 at 100.00           AAA        1,058,900
                 2005, 5.000%, 6/01/30 - FGIC Insured
------------------------------------------------------------------------------------------------------------------------------------
      19,860   Total Colorado                                                                                            21,218,462
------------------------------------------------------------------------------------------------------------------------------------

               DISTRICT OF COLUMBIA - 0.2% (0.1% OF TOTAL INVESTMENTS)

         500   Washington Convention Center Authority, District of Columbia,         10/16 at 100.00           Aaa          490,290
                 Senior Lien Dedicated Tax Revenue Bonds, Series 2007, Residuals
                 1606, 5.462%, 10/01/30 - AMBAC Insured (IF)
------------------------------------------------------------------------------------------------------------------------------------

               FLORIDA - 5.1% (3.2% OF TOTAL INVESTMENTS)

       2,285   Florida Municipal Loan Council, Revenue Bonds, Series 2005A,           2/15 at 100.00           AAA        2,414,811
                 5.000%, 2/01/23 - MBIA Insured

       1,500   JEA, Florida, Water and Sewerage System Revenue Bonds, Series         10/13 at 100.00           AAA        1,597,680
                 2004A, 5.000%, 10/01/19 - FGIC Insured

       4,145   Miami, Florida, General Obligation Bonds, Series 2002, 5.000%,         1/12 at 100.00           AAA        4,323,318
                 1/01/22 - MBIA Insured

       4,240   Reedy Creek Improvement District, Florida, Utility Revenue Bonds,     10/13 at 100.00           AAA        4,595,439
                 Series 2003-1, 5.250%, 10/01/17 - MBIA Insured

       2,000   Tallahassee, Florida, Energy System Revenue Bonds, Series 2005,       10/15 at 100.00           AAA        2,116,060
                 5.000%, 10/01/28 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
      14,170   Total Florida                                                                                             15,047,308
------------------------------------------------------------------------------------------------------------------------------------

               GEORGIA - 3.4% (2.1% OF TOTAL INVESTMENTS)

       2,950   Atlanta, Georgia, Airport General Revenue Bonds, Series 2004G,         1/15 at 100.00           AAA        3,108,150
                 5.000%, 1/01/25 - FSA Insured

       6,500   Medical Center Hospital Authority, Georgia, Revenue Anticipation       8/09 at 102.00           AAA        6,846,775
                 Certificates, Columbus Regional Healthcare System, Inc. Project,
                 Series 1999, 5.500%, 8/01/25 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
       9,450   Total Georgia                                                                                              9,954,925
------------------------------------------------------------------------------------------------------------------------------------

               HAWAII - 3.7% (2.4% OF TOTAL INVESTMENTS)

       2,250   Hawaii Department of Budget and Finance, Special Purpose Revenue       1/09 at 101.00           AAA        2,350,553
                 Bonds, Hawaiian Electric Company Inc., Series 1999D, 6.150%,
                 1/01/20 - AMBAC Insured (Alternative Minimum Tax)

       8,030   Hawaii Department of Transportation, Airport System Revenue            7/10 at 101.00           AAA        8,706,046
                 Refunding Bonds, Series 2000B, 6.500%, 7/01/15 - FGIC Insured
                 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
      10,280   Total Hawaii                                                                                              11,056,599
------------------------------------------------------------------------------------------------------------------------------------


               Portfolio of INVESTMENTS April 30, 2007 (Unaudited)


   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               ILLINOIS - 16.0% (10.1% OF TOTAL INVESTMENTS)

$      4,000   Bridgeview, Illinois, General Obligation Bonds, Series 2002,          12/12 at 100.00           AAA    $   4,194,240
                 5.000%, 12/01/22 - FGIC Insured

       8,200   Chicago Board of Education, Illinois, General Obligation Lease           No Opt. Call           AAA        9,234,102
                 Certificates, Series 1992A, 6.250%, 1/01/15 - MBIA Insured

      10,000   Chicago, Illinois, General Obligation Refunding Bonds, Series          1/10 at 101.00           AAA       10,486,300
                 2000D, 5.500%, 1/01/35 - FGIC Insured

       1,450   Chicago, Illinois, Third Lien General Airport Revenue Bonds, O'Hare    1/16 at 100.00           AAA        1,567,798
                 International Airport, Series 2005A, 5.250%, 1/01/24 -
                 MBIA Insured

      23,110   Illinois Development Finance Authority, Local Government Program         No Opt. Call           Aaa       15,623,513
                 Revenue Bonds, Kane, Cook and DuPage Counties School District
                 U46 - Elgin, Series 2002, 0.000%, 1/01/17 - FSA Insured

       5,010   Metropolitan Pier and Exposition Authority, Illinois, Revenue            No Opt. Call           AAA        2,696,883
                 Refunding Bonds, McCormick Place  Expansion Project, Series
                 1996A, 0.000%, 12/15/21 - MBIA Insured

       3,225   Regional Transportation Authority, Cook, DuPage, Kane, Lake,             No Opt. Call           AAA        3,559,142
                 McHenry and Will Counties, Illinois, General Obligation Bonds,
                 Series 1992A, 9.000%, 6/01/09 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
      54,995   Total Illinois                                                                                            47,361,978
------------------------------------------------------------------------------------------------------------------------------------

               INDIANA - 3.0% (1.9% OF TOTAL INVESTMENTS)

               Indiana University, Parking Facility Revenue Bonds, Series 2004:
       1,015     5.250%, 11/15/19 - AMBAC Insured                                    11/14 at 100.00           AAA        1,104,462
       1,060     5.250%, 11/15/20 - AMBAC Insured                                    11/14 at 100.00           AAA        1,151,255
       1,100     5.250%, 11/15/21 - AMBAC Insured                                    11/14 at 100.00           AAA        1,193,951

       9,255   Indianapolis Local Public Improvement Bond Bank, Indiana, Series         No Opt. Call           AAA        4,281,270
                 1999E, 0.000%, 2/01/25 - AMBAC Insured

       1,000   Metropolitan School District Steuben County K-5 Building               7/14 at 102.00           AAA        1,086,990
                 Corporation, Indiana, First Mortgage Bonds, Series 2003, 5.250%,
                 1/15/21 - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------
      13,430   Total Indiana                                                                                              8,817,928
------------------------------------------------------------------------------------------------------------------------------------

               IOWA - 1.2% (0.8% OF TOTAL INVESTMENTS)

       3,345   Ames, Iowa, Hospital Revenue Refunding Bonds, Mary Greeley Medical     6/13 at 100.00           Aaa        3,518,672
                 Center, Series 2003, 5.000%, 6/15/17 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------

               KANSAS - 1.0% (0.6% OF TOTAL INVESTMENTS)

       2,760   Neosho County Unified School District 413, Kansas, General             9/14 at 100.00           Aaa        2,907,798
                 Obligation Bonds, Series 2006, 5.000%, 9/01/31 - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------

               LOUISIANA - 2.5% (1.6% OF TOTAL INVESTMENTS)

       7,160   Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006,    5/16 at 100.00           AAA        7,341,936
                 4.750%, 5/01/39 -  FSA Insured (UB)
------------------------------------------------------------------------------------------------------------------------------------

               MARYLAND - 2.2% (1.4% OF TOTAL INVESTMENTS)

       1,200   Maryland Economic Development Corporation, Student Housing Revenue     6/16 at 100.00           AAA        1,276,980
                 Refunding Bonds, University of Maryland College Park Projects,
                 Series 2006, 5.000%, 6/01/28 - CIFG Insured

       5,000   Maryland Transportation Authority, Airport Parking Revenue Bonds,      3/12 at 101.00           AAA        5,234,400
                 Baltimore-Washington International Airport Passenger Facility,
                 Series 2002B, 5.125%, 3/01/21 - AMBAC Insured
                 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
       6,200   Total Maryland                                                                                             6,511,380
------------------------------------------------------------------------------------------------------------------------------------

               MASSACHUSETTS - 1.7% (1.1% OF TOTAL INVESTMENTS)

       4,400   Massachusetts School Building Authority, Dedicated Sales Tax           8/15 at 100.00           AAA        4,683,668
                 Revenue Bonds, Series 2005A, 5.000%, 8/15/23 - FSA Insured

         500   Massachusetts Water Resources Authority, General Revenue Bonds,        2/17 at 100.00           Aaa          475,995
                 Series 2007, Residual Trust 7039, 5.247%, 8/01/46 -
                 FSA Insured (IF)
------------------------------------------------------------------------------------------------------------------------------------
       4,900   Total Massachusetts                                                                                        5,159,663
------------------------------------------------------------------------------------------------------------------------------------



   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               MICHIGAN - 3.6% (2.3% OF TOTAL INVESTMENTS)

$      6,500   Michigan Higher Education Student Loan Authority, Revenue Bonds,         No Opt. Call           AAA    $   6,732,700
                 Series 2000 XII-T, 5.300%, 9/01/10 - AMBAC Insured
                 (Alternative Minimum Tax)

       3,810   Michigan Housing Development Authority, GNMA Collateralized            8/12 at 102.00           Aaa        3,985,336
                 Limited Obligation Multifamily Housing Revenue Bonds, Cranbrook
                 Apartments, Series 2001A, 5.500%, 2/20/43
                 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
      10,310   Total Michigan                                                                                            10,718,036
------------------------------------------------------------------------------------------------------------------------------------

               MINNESOTA - 1.8% (1.1% OF TOTAL INVESTMENTS)

       4,860   Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,      1/11 at 100.00           AAA        5,156,654
                 Airport Revenue Bonds,  Series 2001B, 5.750%, 1/01/15 - FGIC
                 Insured (Alternative Minimum Tax)

         145   Minnesota Housing Finance Agency, Rental Housing Bonds, Series         8/07 at 100.00           AAA          145,257
                 1995D, 5.950%, 2/01/18 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
       5,005   Total Minnesota                                                                                            5,301,911
------------------------------------------------------------------------------------------------------------------------------------

               MISSOURI - 3.3% (2.1% OF TOTAL INVESTMENTS)

       7,495   Jefferson County Industrial Development Authority, Missouri,           8/07 at 100.00           AAA        7,647,748
                 Housing Revenue Bonds, Richardson Road Apartments Project,
                 Series 1985, 11.000%, 12/15/15 (Pre-refunded 8/15/07)

       2,000   Missouri Western State College, Auxiliary System Revenue Bonds,       10/13 at 100.00           AAA        2,131,420
                 Series 2003, 5.000%, 10/01/21 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
       9,495   Total Missouri                                                                                             9,779,168
------------------------------------------------------------------------------------------------------------------------------------

               NEVADA - 6.8% (4.3% OF TOTAL INVESTMENTS)

       2,100   Clark County, Nevada, General Obligation Bank Bonds, Southern         12/12 at 100.00           AAA        2,193,429
                 Nevada Water Authority Loan, Series 2002, 5.000%, 6/01/32 -
                 MBIA Insured

         900   Clark County, Nevada, General Obligation Bank Bonds, Southern         12/12 at 100.00           Aaa          959,229
                 Nevada Water Authority Loan, Series 2002, 5.000%, 6/01/32
                 (Pre-refunded 12/01/12) - MBIA Insured

       8,000   Clark County, Nevada, Subordinate Lien Airport Revenue Bonds,          7/11 at 100.00           AAA        8,441,040
                 Series 2001B, 5.125%, 7/01/21 (Pre-refunded 7/01/11) -
                 FGIC Insured

       7,990   Reno, Nevada, Senior Lien Sales and Room Tax Revenue Bonds, Reno       6/12 at 100.00           AAA        8,549,540
                 Transportation Rail Access Corridor Project, Series 2002,
                 5.250%, 6/01/41 (Pre-refunded 6/01/12) - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
      18,990   Total Nevada                                                                                              20,143,238
------------------------------------------------------------------------------------------------------------------------------------

               NEW JERSEY - 1.6% (1.0% OF TOTAL INVESTMENTS)

               New Jersey Economic Development Authority, Revenue Bonds, Motor
               Vehicle Surcharge, Series 2004A:
       1,200     5.000%, 7/01/22 - MBIA Insured                                       7/14 at 100.00           AAA        1,280,256
       1,200     5.000%, 7/01/23 - MBIA Insured                                       7/14 at 100.00           AAA        1,266,816

       1,280   New Jersey Educational Facilities Authority, Revenue Bonds, Rowan      7/17 at 100.00           AAA        1,249,677
                 College, Series 2007B, 4.250%, 7/01/34 - FGIC Insured

         800   Rutgers State University, New Jersey, Certificates of                  1/14 at 100.00           AAA          839,456
                 Participation, Lower Georges Street University Redevelopment
                 Associates LLC, Series 2004, 5.000%, 1/01/24 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
       4,480   Total New Jersey                                                                                           4,636,205
------------------------------------------------------------------------------------------------------------------------------------

               NEW YORK - 7.1% (4.5% OF TOTAL INVESTMENTS)

       1,000   Dormitory Authority of the State of New York, FHA-Insured Mortgage     2/15 at 100.00           AAA        1,058,850
                 Revenue Bonds, Montefiore Hospital, Series 2004, 5.000%,
                 8/01/23 - FGIC Insured

          20   Hudson Yards Infrastructure Corporation, New York, Revenue Bonds,      2/17 at 100.00           AAA           19,176
                 Driver Trust 1649, 2006, 5.205%, 2/15/47 - MBIA Insured (IF)

       2,125   Hudson Yards Infrastructure Corporation, New York, Revenue Bonds,      2/17 at 100.00           AAA        2,095,781
                 Series 2006A, 4.500%, 2/15/47 - MBIA Insured (UB)

       5,000   Long Island Power Authority, New York, Electric System General         6/16 at 100.00           AAA        5,328,550
                 Revenue Bonds, Series 2006A, 5.000%, 12/01/25 - FGIC Insured

      10,000   Metropolitan Transportation Authority, New York, Transportation       11/12 at 100.00           AAA       10,793,400
                 Revenue Refunding Bonds, Series 2002F, 5.250%, 11/15/27
                 (Pre-refunded 11/15/12) - MBIA Insured


               Portfolio of INVESTMENTS April 30, 2007 (Unaudited)


   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               NEW YORK (continued)

$      1,450   New York State Thruway Authority, Highway and Bridge Trust Fund       10/15 at 100.00           AAA    $   1,551,239
                 Bonds, Second Generation, Series 2005B, 5.000%, 4/01/21 -
                 AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
      19,595   Total New York                                                                                            20,846,996
------------------------------------------------------------------------------------------------------------------------------------

               NORTH CAROLINA - 2.2% (1.4% OF TOTAL INVESTMENTS)

       3,100   North Carolina Medical Care Commission, FHA-Insured Mortgage          10/13 at 100.00           AAA        3,261,200
                 Revenue Bonds, Betsy Johnson Regional Hospital Project, Series
                 2003, 5.125%, 10/01/32 - FSA Insured

       3,050   Raleigh Durham Airport Authority, North Carolina, Airport Revenue      5/15 at 100.00           Aaa        3,238,887
                 Bonds, Series 2005A, 5.000%, 5/01/22 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
       6,150   Total North Carolina                                                                                       6,500,087
------------------------------------------------------------------------------------------------------------------------------------

               OHIO - 1.8% (1.2% OF TOTAL INVESTMENTS)

         820   Cincinnati City School District, Hamilton County, Ohio, General          No Opt. Call           AAA          934,406
                 Obligation Bonds, Series 2006, 5.250%, 12/01/22 - FGIC Insured

       4,600   Hamilton County, Ohio, Sales Tax Bonds, Subordinate, Series 2006,     12/16 at 100.00           Aaa        4,463,610
                 4.250%, 12/01/32 - AMBAC Insured (UB)
------------------------------------------------------------------------------------------------------------------------------------
       5,420   Total Ohio                                                                                                 5,398,016
------------------------------------------------------------------------------------------------------------------------------------

               OKLAHOMA - 1.6% (1.0% OF TOTAL INVESTMENTS)

       3,500   Oklahoma Capitol Improvement Authority, State Facilities Revenue       7/15 at 100.00           AAA        3,720,360
                 Bonds, Series 2005F, 5.000%, 7/01/24 - AMBAC Insured

         880   Oklahoma Housing Finance Agency, GNMA Collateralized Single Family       No Opt. Call           AAA          941,688
                 Mortgage Revenue Bonds, Series 1987A, 7.997%, 8/01/18
                 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
       4,380   Total Oklahoma                                                                                             4,662,048
------------------------------------------------------------------------------------------------------------------------------------

               OREGON - 4.2% (2.7% OF TOTAL INVESTMENTS)

               Oregon Health Sciences University, Revenue Bonds, Series 2002A:
       5,000     5.000%, 7/01/26 - MBIA Insured                                       1/13 at 100.00           AAA        5,215,050
       7,000     5.000%, 7/01/32 - MBIA Insured                                       1/13 at 100.00           AAA        7,301,070
------------------------------------------------------------------------------------------------------------------------------------
      12,000   Total Oregon                                                                                              12,516,120
------------------------------------------------------------------------------------------------------------------------------------

               PENNSYLVANIA - 3.3% (2.1% OF TOTAL INVESTMENTS)

       1,500   Allegheny County Sanitary Authority, Pennsylvania, Sewerage Revenue   12/15 at 100.00           AAA        1,600,740
                 Bonds, Series 2005A, 5.000%, 12/01/23 - MBIA Insured

       4,000   Commonwealth Financing Authority, Pennsylvania, State Appropriation    6/16 at 100.00           AAA        4,269,080
                 Lease Bonds, Series 2006A, 5.000%, 6/01/26 - FSA Insured

       2,685   Pennsylvania Public School Building Authority, Lease Revenue Bonds,   12/16 at 100.00           AAA        2,674,904
                 School District of Philadelphia, Series 2006B, 4.500%,
                 6/01/32 - FSA Insured (UB)

       1,050   Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series       6/16 at 100.00           AAA        1,121,453
                 2006A, 5.000%, 12/01/26 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
       9,235   Total Pennsylvania                                                                                         9,666,177
------------------------------------------------------------------------------------------------------------------------------------

               PUERTO RICO - 2.1% (1.3% OF TOTAL INVESTMENTS)

       2,500   Puerto Rico Electric Power Authority, Power Revenue Bonds, Series      7/15 at 100.00           AAA        2,682,525
                 2005RR, 5.000%, 7/01/22 - FGIC Insured

       1,000   Puerto Rico Municipal Finance Agency, Series 2005C, 5.250%,              No Opt. Call           AAA        1,130,650
                 8/01/21 - CIFG Insured

       2,000   Puerto Rico, Highway Revenue Bonds, Highway and Transportation           No Opt. Call           AAA        2,276,320
                 Authority, Series 2003AA, 5.500%, 7/01/17 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
       5,500   Total Puerto Rico                                                                                          6,089,495
------------------------------------------------------------------------------------------------------------------------------------

               TENNESSEE - 3.6% (2.3% OF TOTAL INVESTMENTS)

       3,000   Blount County Public Building Authority, Tennessee, Local              6/15 at 100.00           Aaa        3,187,320
                 Government Public Improvement Lease Bonds, Oak Ridge, Series
                 2005B-9-A, 5.000%, 6/01/24 - AMBAC Insured



   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               TENNESSEE (continued)

$      2,055   Memphis, Tennessee, Sanitary Sewerage System Revenue Bonds,           10/14 at 100.00           AAA    $   2,189,808
                 Series 2004, 5.000%, 10/01/22 - FSA Insured

       5,000   Metropolitan Government of Nashville-Davidson County Health and       11/09 at 101.00           AAA        5,320,100
                 Educational Facilities Board, Tennessee, Revenue Bonds, Ascension
                 Health Credit Group, Series 1999A, 6.000%, 11/15/30
                 (Pre-refunded 11/15/09) - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
      10,055   Total Tennessee                                                                                           10,697,228
------------------------------------------------------------------------------------------------------------------------------------

               TEXAS - 10.5% (6.6% OF TOTAL INVESTMENTS)

      12,500   Dallas-Ft. Worth International Airport, Texas, Joint Revenue          11/09 at 100.00           AAA       12,922,125
                 Refunding and Improvement Bonds, Series 2001A, 5.500%, 11/01/35 -
                 FGIC Insured (Alternative Minimum Tax)

               North Harris County Regional Water Authority, Texas, Senior
               Water Revenue Bonds, Series 2003:
       4,565     5.250%, 12/15/20 - FGIC Insured                                     12/13 at 100.00           AAA        4,922,942
       4,800     5.250%, 12/15/21 - FGIC Insured                                     12/13 at 100.00           AAA        5,137,296

       7,600   San Antonio, Texas, Airport System Improvement Revenue Bonds,          7/11 at 101.00           AAA        8,045,132
                 Series 2001, 5.375%, 7/01/16 - FGIC Insured
                 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
      29,465   Total Texas                                                                                               31,027,495
------------------------------------------------------------------------------------------------------------------------------------

               WASHINGTON - 18.6% (11.7% OF TOTAL INVESTMENTS)

       5,000   Chelan County Public Utility District 1, Washington, Hydro             7/11 at 101.00           AAA        5,330,050
                 Consolidated System Revenue Bonds, Series 2001B, 5.600%,
                 1/01/36 - MBIA Insured (Alternative Minimum Tax)

               King County School District 405, Bellevue, Washington, General
                 Obligation Bonds, Series 2002:
      12,060     5.000%, 12/01/19 - FGIC Insured                                     12/12 at 100.00           AAA       12,766,234
      12,785     5.000%, 12/01/20 - FGIC Insured                                     12/12 at 100.00           AAA       13,533,690

               Pierce County School District 343, Dieringer, Washington,
               General Obligation Refunding Bonds, Series 2003:
       2,755     5.250%, 12/01/18 - FGIC Insured                                      6/13 at 100.00           Aaa        2,961,625
       2,990     5.250%, 12/01/19 - FGIC Insured                                      6/13 at 100.00           Aaa        3,214,250

       4,715   Port of Seattle, Washington, Revenue Bonds, Series 2001B, 5.625%,     10/11 at 100.00           AAA        5,015,534
                 4/01/17 - FGIC Insured (Alternative Minimum Tax)

         895   Port of Seattle, Washington, Special Facility Revenue Bonds,           3/10 at 101.00           AAA          949,622
                 Terminal 18, Series 1999C, 6.000%, 9/01/29 - MBIA Insured
                 (Alternative Minimum Tax)

       1,265   Tacoma, Washington, General Obligation Bonds, Series 2002, 5.000%,    12/12 at 100.00           AAA        1,339,078
                 12/01/18 - FGIC Insured

       4,200   Tacoma, Washington, Solid Waste Utility Revenue Refunding Bonds,      12/11 at 100.00           AAA        4,474,890
                 Series 2001, 5.250%, 12/01/20 (Pre-refunded 12/01/11) -
                 AMBAC Insured

       5,000   Washington, General Obligation Bonds, Series 2001C, 5.250%,            1/11 at 100.00           AAA        5,219,749
                 1/01/26 - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------
      51,665   Total Washington                                                                                          54,804,722
------------------------------------------------------------------------------------------------------------------------------------
$    472,680   Total Investments (cost $441,150,896) - 158.3%                                                           467,203,669
============------------------------------------------------------------------------------------------------------------------------
               Floating Rate Obligations - (6.6)%                                                                       (19,520,000)
               ---------------------------------------------------------------------------------------------------------------------
               Other Assets Less Liabilities - 2.9%                                                                       8,418,762
               ---------------------------------------------------------------------------------------------------------------------
               Preferred Shares, at Liquidation Value - (54.6)%                                                        (161,000,000)
               ---------------------------------------------------------------------------------------------------------------------
               Net Assets Applicable to Common Shares - 100%                                                          $ 295,102,431
               =====================================================================================================================


         All of the bonds in the Portfolio of Investments, excluding temporary investments in short-term municipal securities, are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.

  (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

  (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

  (3) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.

  N/R    Not rated.

(ETM)    Escrowed to maturity.

 (UB) Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

 (IF)    Inverse floating rate investment.

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

              Nuveen Insured Premium Income Municipal Fund 2 (NPX)

              Portfolio of
                      INVESTMENTS April 30, 2007 (Unaudited)


   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               ALABAMA - 4.3% (2.6% OF TOTAL INVESTMENTS)

$      3,750   Huntsville Healthcare Authority, Alabama, Revenue Bonds, Series        6/15 at 100.00           AAA    $   3,934,088
                 2005A, 5.000%, 6/01/24 - MBIA Insured

               Jefferson County, Alabama, General Obligation
               Warrants, Series 2004A:
       1,395     5.000%, 4/01/22 - MBIA Insured                                       4/14 at 100.00           AAA        1,481,141
       1,040     5.000%, 4/01/23 - MBIA Insured                                       4/14 at 100.00           AAA        1,097,460

      11,135   Limestone County Water and Sewer Authority, Alabama, Water Revenue     3/17 at 100.00           AAA       10,952,720
                 Bonds, Series 2007, 4.500%, 12/01/37 - XLCA Insured (UB)

               Montgomery Water and Sewerage Board, Alabama, Water and
               Sewerage Revenue Bonds, Series 2005:
       2,220     5.000%, 3/01/24 - FSA Insured                                        3/15 at 100.00           AAA        2,353,400
       2,590     5.000%, 3/01/25 - FSA Insured                                        3/15 at 100.00           AAA        2,743,846
------------------------------------------------------------------------------------------------------------------------------------
      22,130   Total Alabama                                                                                             22,562,655
------------------------------------------------------------------------------------------------------------------------------------

               ARIZONA - 2.4% (1.4% OF TOTAL INVESTMENTS)

      12,365   Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water      7/15 at 100.00           AAA       12,791,593
                 System Revenue Bonds, Series 2005, 4.750%, 7/01/27 -
                 MBIA Insured (UB)
------------------------------------------------------------------------------------------------------------------------------------

               ARKANSAS - 2.9% (1.7% OF TOTAL INVESTMENTS)

       7,745   Arkansas Development Finance Authority, State Facility Revenue         6/14 at 100.00           AAA        8,371,725
                 Bonds, Donaghey Plaza Project, Series 2004, 5.250%, 6/01/25 -
                 FSA Insured

               University of Arkansas, Fayetteville, Revenue Bonds, Medical
               Sciences Campus, Series 2004B:
       2,000     5.000%, 11/01/27 - MBIA Insured                                     11/14 at 100.00           Aaa        2,111,940
       2,000     5.000%, 11/01/28 - MBIA Insured                                     11/14 at 100.00           Aaa        2,111,940

       2,480   University of Arkansas, Monticello Campus, Revenue Bonds, Series      12/13 at 100.00           Aaa        2,601,768
                 2005, 5.000%, 12/01/35 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
      14,225   Total Arkansas                                                                                            15,197,373
------------------------------------------------------------------------------------------------------------------------------------

               CALIFORNIA - 27.6% (16.5% OF TOTAL INVESTMENTS)

      22,880   Alameda Corridor Transportation Authority, California, Senior Lien       No Opt. Call           AAA        7,419,069
                 Revenue Bonds, Series 1999A, 0.000%, 10/01/32 - MBIA Insured (UB)

       2,000   California Department of Water Resources, Water System Revenue        12/14 at 100.00           AAA        2,130,760
                 Bonds, Central Valley Project, Series 2005AC, 5.000%, 12/01/24 -
                 MBIA Insured

       1,800   California Educational Facilities Authority, Revenue Bonds,           10/15 at 100.00           Aaa        1,903,140
                 Occidental College, Series 2005A, 5.000%, 10/01/33 - MBIA Insured

       7,000   California Infrastructure Economic Development Bank, First Lien        1/28 at 100.00           AAA        7,846,020
                 Revenue Bonds, San Francisco Bay Area Toll Bridge, Series 2003A,
                 5.000%, 7/01/33 (Pre-refunded 1/01/28) - AMBAC Insured (UB)

      31,200   Foothill/Eastern Transportation Corridor Agency, California, Toll       1/10 at 24.23           AAA        6,722,040
                 Road Revenue Refunding Bonds, Series 1999, 0.000%, 1/15/34 -
                 MBIA Insured

       1,735   Fullerton Public Financing Authority, California, Tax Allocation       9/15 at 100.00           AAA        1,834,797
                 Revenue Bonds, Series 2005, 5.000%, 9/01/27 - AMBAC Insured

       7,000   Golden State Tobacco Securitization Corporation, California,           6/15 at 100.00           AAA        7,353,360
                 Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A,
                 5.000%, 6/01/35 - FGIC Insured

       1,870   Kern Community College District, California, General Obligation          No Opt. Call           AAA          912,710
                 Bonds, Series 2006, 0.000%, 11/01/23 - FSA Insured

       6,520   Los Angeles Unified School District, California, General Obligation    7/15 at 100.00           AAA        6,973,466
                 Bonds, Series 2005E, 5.000%, 7/01/22 - AMBAC Insured



   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               CALIFORNIA (continued)

$      4,000   Los Angeles Unified School District, California, General Obligation    7/16 at 100.00           AAA    $   4,283,680
                 Bonds, Series 2006F, 5.000%, 7/01/24 - FGIC Insured

      15,000   Orange County Sanitation District, California, Certificates of         8/13 at 100.00           AAA       15,954,749
                 Participation, Series 2003, 5.250%, 2/01/30 - FGIC Insured

      10,000   Orange County Water District, California, Revenue Certificates of      8/13 at 100.00           AAA       10,431,500
                 Participation, Series 2003B, 5.000%, 8/15/34 - MBIA Insured

       1,000   Orange County Water District, California, Revenue Certificates of      2/15 at 100.00           AAA        1,055,690
                 Participation, Series 2005B, 5.000%, 8/15/24 - MBIA Insured

       1,435   Pasadena Area Community College District, Los Angeles County,          6/13 at 100.00           AAA        1,541,047
                 California, General Obligation Bonds, Series 2003A, 5.000%,
                 6/01/22 (Pre-refunded 6/01/13) - FGIC Insured

      12,265   Sacramento City Financing Authority, California, Capital              12/09 at 102.00           AAA       13,182,054
                 Improvement Revenue Bonds, Solid Waste and Redevelopment
                 Projects, Series 1999, 5.800%, 12/01/19 (Pre-refunded 12/01/09) -
                 AMBAC Insured

         735   Sacramento City Financing Authority, California, Capital              12/09 at 102.00           AAA          787,494
                 Improvement Revenue Bonds, Solid  Waste and Redevelopment
                 Projects, Series 1999, 5.800%, 12/01/19 - AMBAC Insured

               San Diego County, California, Certificates of Participation,
               Edgemoor Facility Project and Regional System, Series 2005:
       1,675     5.000%, 2/01/24 - AMBAC Insured                                      2/15 at 100.00           AAA        1,767,896
         720     5.000%, 2/01/25 - AMBAC Insured                                      2/15 at 100.00           AAA          759,442

      14,170   San Diego Unified School District, San Diego County, California,       7/15 at 100.00           AAA       15,452,668
                 General Obligation Bonds, Series 2005G, 5.000%, 7/01/29
                 (Pre-refunded 7/01/15) - FSA Insured (UB)

      26,900   San Joaquin Hills Transportation Corridor Agency, Orange County,         No Opt. Call           AAA        8,324,743
                 California, Toll Road Revenue Refunding Bonds, Series 1997A,
                 0.000%, 1/15/34 - MBIA Insured (UB)

       2,000   San Jose Redevelopment Agency, California, Tax Allocation Bonds,       8/14 at 100.00           AAA        2,163,640
                 Merged Area Redevelopment Project, Series 2004A, 5.250%,
                 8/01/19 - MBIA Insured

       7,845   San Jose Redevelopment Agency, California, Tax Allocation Bonds,       8/17 at 100.00           AAA        7,547,125
                 Merged Area Redevelopment Project, Series 2006C, 4.250%,
                 8/01/30 - MBIA Insured (UB)

       5,000   Torrance, California, Certificates of Participation, Series 2005B,       No Opt. Call           AAA        5,263,150
                 5.000%, 6/01/24 - AMBAC Insured

      12,500   University of California, Revenue Bonds, Multi-Purpose Projects,       5/13 at 100.00           AAA       13,069,250
                 Series 2003A, 5.000%, 5/15/33 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
     197,250   Total California                                                                                         144,679,490
------------------------------------------------------------------------------------------------------------------------------------

               COLORADO - 9.0% (5.4% OF TOTAL INVESTMENTS)

       1,940   Colorado Educational and Cultural Facilities Authority, Charter        6/13 at 100.00           AAA        2,063,850
                 School Revenue Bonds, Adams School District 12 - Pinnacle
                 School, Series 2003, 5.250%, 6/01/23 - XLCA Insured

       3,405   Colorado Educational and Cultural Facilities Authority, Charter       12/13 at 100.00           AAA        3,638,004
                 School Revenue Bonds, Classical Academy, Series 2003, 5.250%,
                 12/01/23 - XLCA Insured

       3,500   Colorado Health Facilities Authority, Revenue Bonds, Poudre Valley    12/09 at 101.00           Aaa        3,705,765
                 Healthcare Inc., Series 1999A, 5.750%, 12/01/23
                 (Pre-refunded 12/01/09) - FSA Insured

      17,145   Denver Convention Center Hotel Authority, Colorado, Senior Revenue    12/13 at 100.00           AAA       18,431,560
                 Bonds, Convention Center Hotel, Series 2003A, 5.000%, 12/01/33
                 (Pre-refunded 12/01/13) - XLCA Insured

       6,100   Denver School District 1, Colorado, General Obligation Bonds,         12/13 at 100.00           AAA        6,506,321
                 Series 2004, 5.000%, 12/01/18 - FSA Insured

       1,325   El Paso County, Colorado, Certificates of Participation,              12/12 at 100.00           AAA        1,383,618
                 Detention Facility Project, Series  2002B, 5.000%, 12/01/27 -
                 AMBAC Insured

               Jefferson County School District R1, Colorado, General
               Obligation Bonds, Series 2004:
       2,500     5.000%, 12/15/22 - FSA Insured                                      12/14 at 100.00           AAA        2,667,875
       5,125     5.000%, 12/15/23 - FSA Insured                                      12/14 at 100.00           AAA        5,436,241
       2,000     5.000%, 12/15/24 - FSA Insured                                      12/14 at 100.00           AAA        2,118,780

       1,000   University of Colorado, Enterprise System Revenue Bonds, Series        6/15 at 100.00           AAA        1,058,900
                 2005, 5.000%, 6/01/30 - FGIC Insured
------------------------------------------------------------------------------------------------------------------------------------
      44,040   Total Colorado                                                                                            47,010,914
------------------------------------------------------------------------------------------------------------------------------------


               Portfolio of INVESTMENTS April 30, 2007 (Unaudited)



   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               DISTRICT OF COLUMBIA - 0.1% (0.1% OF TOTAL INVESTMENTS)

$        800   Washington Convention Center Authority, District of Columbia,         10/16 at 100.00           Aaa    $     784,464
                 Senior Lien Dedicated Tax Revenue Bonds, Series 2007, Residuals
                 1606, 5.462%, 10/01/30 - AMBAC Insured (IF)
------------------------------------------------------------------------------------------------------------------------------------

               FLORIDA - 0.8% (0.5% OF TOTAL INVESTMENTS)

       4,000   Florida State Board of Education, Full Faith and Credit Public         6/13 at 101.00           AAA        4,252,160
                 Education Capital Outlay Bonds, Series 2003J, 5.000%, 6/01/22 -
                 AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------

               GEORGIA - 3.8% (2.3% OF TOTAL INVESTMENTS)

       4,000   Cobb County Development Authority, Georgia, Parking Revenue Bonds,     7/14 at 100.00           Aaa        4,226,320
                 Kennesaw State University, Series 2004, 5.000%, 7/15/24 -
                 MBIA Insured

       2,925   Columbus, Georgia, Water and Sewerage Revenue Bonds, Series 2005,      5/14 at 100.00           AAA        3,093,860
                 5.000%, 5/01/23 - MBIA Insured

               Municipal Electric Authority of Georgia, Combustion Turbine
               Revenue Bonds, Series 2003A:
       1,775     5.000%, 11/01/21 - MBIA Insured                                     11/13 at 100.00           AAA        1,869,519
       2,580     5.000%, 11/01/22 - MBIA Insured                                     11/13 at 100.00           AAA        2,715,889

       4,500   South Fulton Municipal Regional Water and Sewerage Authority,          1/13 at 100.00           Aaa        4,693,545
                 Georgia, Water and Sewerage Revenue Bonds, Series 2003, 5.000%,
                 1/01/33 - MBIA Insured

       3,000   Valdosta and Lowndes County Hospital Authority, Georgia, Revenue      10/12 at 101.00           AAA        3,180,630
                 Certificates, South Georgia Medical Center, Series 2002, 5.200%,
                 10/01/22 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
      18,780   Total Georgia                                                                                             19,779,763
------------------------------------------------------------------------------------------------------------------------------------

               HAWAII - 7.7% (4.6% OF TOTAL INVESTMENTS)

       2,375   Hawaii County, Hawaii, General Obligation Bonds, Series 2003A,         7/13 at 100.00           AAA        2,525,100
                 5.000%, 7/15/19 - FSA Insured

      20,000   Hawaii Department of Budget and Finance, Special Purpose Revenue       7/10 at 101.00           AAA       21,180,995
                 Refunding Bonds, Hawaiian Electric Company Inc., Series 2000,
                 5.700%, 7/01/20 - AMBAC Insured (Alternative Minimum Tax)

               Hawaii Department of Transportation, Airport System Revenue
               Refunding Bonds, Series 2000B:
       6,105     6.100%, 7/01/16 - FGIC Insured (Alternative Minimum Tax)             7/10 at 101.00           AAA        6,554,450
       9,500     6.625%, 7/01/17 - FGIC Insured (Alternative Minimum Tax)             7/10 at 101.00           AAA       10,331,915
------------------------------------------------------------------------------------------------------------------------------------
      37,980   Total Hawaii                                                                                              40,592,460
------------------------------------------------------------------------------------------------------------------------------------

               IDAHO - 0.1% (0.0% OF TOTAL INVESTMENTS)

         425   Idaho Housing and Finance Association, Single Family Mortgage          1/08 at 101.50           AAA          429,684
                 Bonds, Series 1998E, 5.450%, 7/01/18 - AMBAC Insured
                 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------

               ILLINOIS - 3.6% (2.2% OF TOTAL INVESTMENTS)

       1,015   Chicago Park District, Illinois, Limited Tax General Obligation        7/11 at 100.00           AAA        1,081,097
                 Park Bonds, Series 2001C, 5.500%, 1/01/18 - FGIC Insured

               Illinois Health Facilities Authority, Revenue Bonds, Lutheran
               General Health System, Series 1993A:
       2,810     6.125%, 4/01/12 - FSA Insured (ETM)                                    No Opt. Call           AAA        2,970,282
       5,000     6.250%, 4/01/18 - FSA Insured (ETM)                                    No Opt. Call           AAA        5,867,600

       1,950   Illinois Health Facilities Authority, Revenue Refunding Bonds,           No Opt. Call           AAA        2,283,099
                 SSM Healthcare System, Series 1992AA, 6.550%, 6/01/14 - MBIA
                 Insured (ETM)

       6,000   Illinois Toll Highway Authority, State Toll Highway Authority          7/16 at 100.00           AAA        6,387,660
                 Revenue Bonds, Series 2006, 5.000%, 1/01/26 - FSA Insured

         225   Peoria, Moline and Freeport, Illinois, GNMA Collateralized Single     10/07 at 103.00           AAA          228,485
                 Family Mortgage Revenue  Bonds, Series 1995A, 7.600%, 4/01/27
                 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
      17,000   Total Illinois                                                                                            18,818,223
------------------------------------------------------------------------------------------------------------------------------------

               INDIANA - 0.9% (0.5% OF TOTAL INVESTMENTS)

               Hamilton County Public Building Corporation, Indiana, First
               Mortgage Bonds, Series 2004:
       2,105     5.000%, 8/01/23 - FSA Insured                                        8/14 at 100.00           AAA        2,213,913
       2,215     5.000%, 8/01/24 - FSA Insured                                        8/14 at 100.00           AAA        2,326,791
------------------------------------------------------------------------------------------------------------------------------------
       4,320   Total Indiana                                                                                              4,540,704
------------------------------------------------------------------------------------------------------------------------------------



   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               KANSAS - 0.3% (0.2% OF TOTAL INVESTMENTS)

$      1,500   Kansas Turnpike Authority, Revenue Bonds,                              9/14 at 101.00           AAA    $   1,596,330
                 Series 2004A-2, 5.000%, 9/01/27 - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------

               KENTUCKY - 1.1% (0.7% OF TOTAL INVESTMENTS)

       6,010   Kentucky Economic Development Finance Authority,                         No Opt. Call           AAA        2,194,191
                 Health System Revenue Bonds, Norton Healthcare Inc.,
                 Series 2000B, 0.000%, 10/01/28 - MBIA Insured

       3,575   Kentucky Turnpike Authority, Economic Development Road Revenue         7/15 at 100.00           AAA        3,797,544
                 Bonds, Revitalization Project, Series 2005B, 5.000%, 7/01/25 -
                 AMBAC Insured
-----------------------------------------------------------------------------------------------------------------------------------
       9,585   Total Kentucky                                                                                             5,991,735
-----------------------------------------------------------------------------------------------------------------------------------

               LOUISIANA - 4.4% (2.7% OF TOTAL INVESTMENTS)

       1,640   Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge      7/14 at 100.00           AAA        1,747,125
                 General Hospital, Series 2004, 5.250%, 7/01/24 - MBIA Insured

               Louisiana State, Gasoline and Fuels Tax Revenue
               Bonds, Series 2005A:
       1,200     5.000%, 5/01/25 - FGIC Insured                                       5/15 at 100.00           AAA        1,266,768
       2,210     5.000%, 5/01/26 - FGIC Insured                                       5/15 at 100.00           AAA        2,331,417
       2,500     5.000%, 5/01/27 - FGIC Insured                                       5/15 at 100.00           AAA        2,637,350

               Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006:
       1,320     4.750%, 5/01/39 - FSA Insured (UB)                                   5/16 at 100.00           AAA        1,353,541
      14,265     4.500%, 5/01/41 - FGIC Insured (UB)                                  5/16 at 100.00           AAA       14,033,052
-----------------------------------------------------------------------------------------------------------------------------------
      23,135   Total Louisiana                                                                                           23,369,253
-----------------------------------------------------------------------------------------------------------------------------------

               MARYLAND - 0.9% (0.5% OF TOTAL INVESTMENTS)

       1,865   Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue       9/16 at 100.00           AAA        2,033,652
                 Bonds, Series 2006A, 5.250%, 9/01/26 - XLCA Insured

       2,580   Maryland Health and Higher Educational Facilities Authority,           7/16 at 100.00           AAA        2,648,370
                 Revenue Bonds, Western Maryland Health, Series 2006A, 4.750%,
                 7/01/36 - MBIA Insured (UB)
-----------------------------------------------------------------------------------------------------------------------------------
       4,445   Total Maryland                                                                                             4,682,022
-----------------------------------------------------------------------------------------------------------------------------------

               MASSACHUSETTS - 2.9% (1.8% OF TOTAL INVESTMENTS)

       3,000   Massachusetts Development Finance Authority, Revenue Bonds,              No Opt. Call           AAA        3,751,290
                 WGBH Educational Foundation,  Series 2002A, 5.750%, 1/01/42 -
                 AMBAC Insured

       4,910   Massachusetts, General Obligation Bonds, Consolidated Loan,              No Opt. Call           AAA        5,514,667
                 Series 2002C, 5.500%, 11/01/15 - MBIA Insured

               Massachusetts, Special Obligation Dedicated Tax Revenue Bonds,
               Series 2004:
       3,650     5.250%, 1/01/22 (Pre-refunded 1/01/14) - FGIC Insured                1/14 at 100.00           AAA        3,966,857
       2,000     5.250%, 1/01/24 (Pre-refunded 1/01/14) - FGIC Insured                1/14 at 100.00           AAA        2,173,620
-----------------------------------------------------------------------------------------------------------------------------------
      13,560   Total Massachusetts                                                                                       15,406,434
-----------------------------------------------------------------------------------------------------------------------------------

               MICHIGAN - 1.9% (1.2% OF TOTAL INVESTMENTS)

      10,000   Michigan Housing Development Authority, Rental Housing Revenue        10/07 at 102.00           AAA       10,215,200
                 Bonds, Series 1997A, 6.000%, 4/01/16 - AMBAC Insured
                 (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------------------------

               MINNESOTA - 0.2% (0.1% OF TOTAL INVESTMENTS)

         885   Minnesota Housing Finance Agency, Rental Housing Bonds,                8/07 at 100.00           AAA          886,566
                 Series 1995D, 5.950%, 2/01/18 - MBIA Insured
-----------------------------------------------------------------------------------------------------------------------------------


               Portfolio of INVESTMENTS April 30, 2007 (Unaudited)


   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               MISSOURI - 0.5% (0.3% OF TOTAL INVESTMENTS)

$      1,000   Jackson County Reorganized School District R-7, Lees Summit,           3/16 at 100.00           Aaa    $   1,089,500
                 Missouri, General Obligation Bonds, Series 2006, 5.250%,
                 3/01/25 - MBIA Insured

         535   Missouri Housing Development Commission,                               6/07 at 102.00           AAA          545,625
                 Multifamily Housing Revenue Bonds, Brookstone Village
                 Apartments, Series 1996A, 6.000%, 12/01/16 - FSA Insured
                 (Alternative Minimum Tax)

         750   Missouri Western State College, Auxiliary System Revenue Bonds,       10/13 at 100.00           AAA          786,008
                 Series 2003, 5.000%, 10/01/33 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
       2,285   Total Missouri                                                                                             2,421,133
------------------------------------------------------------------------------------------------------------------------------------

               NEBRASKA - 3.7% (2.2% OF TOTAL INVESTMENTS)

               Nebraska Public Power District, General Revenue Bonds,
               Series 2005A:
       1,000     5.000%, 1/01/24 - FSA Insured                                        1/15 at 100.00           AAA        1,059,670
       1,000     5.000%, 1/01/25 - FSA Insured                                        1/15 at 100.00           AAA        1,059,000

      12,520   Nebraska Public Power District, Power Supply System Revenue Bonds,     2/16 at 100.00           AAA       13,171,040
                 Series 2006A, 5.000%, 1/01/41 - FGIC Insured (UB)

       3,875   Omaha Public Power District, Nebraska, Separate Electric               2/17 at 100.00           AAA        4,091,225
                 System Revenue Bonds, Nebraska City 2, Series 2006A, 5.000%,
                 2/01/49 - AMBAC Insured (UB)
------------------------------------------------------------------------------------------------------------------------------------
      18,395   Total Nebraska                                                                                            19,380,935
------------------------------------------------------------------------------------------------------------------------------------

               NEVADA - 3.2% (1.9% OF TOTAL INVESTMENTS)

       5,000   Clark County, Nevada, Industrial Development Revenue Bonds,            7/10 at 102.00           AAA        5,379,000
                 Southwest Gas Corporation, Series 2000C, 5.950%, 12/01/38 -
                 AMBAC Insured (Alternative Minimum Tax)

       3,280   Clark County, Nevada, Subordinate Lien Airport Revenue Bonds,          7/14 at 100.00           AAA        3,475,554
                 Series 2004A-2, 5.125%, 7/01/24 - FGIC Insured

               Director of Nevada State Department of Business and
               Industry, Revenue Bonds, Las Vegas Monorail Project, First
               Tier, Series 2000:
       5,000     0.000%, 1/01/27 - AMBAC Insured                                        No Opt. Call           AAA        2,098,950
       5,500     5.625%, 1/01/32 - AMBAC Insured                                      1/10 at 102.00           AAA        5,832,860
------------------------------------------------------------------------------------------------------------------------------------
      18,780   Total Nevada                                                                                              16,786,364
------------------------------------------------------------------------------------------------------------------------------------

               NEW JERSEY - 5.0% (3.0% OF TOTAL INVESTMENTS)

               Essex County Improvement Authority, New Jersey,
               Guaranteed Revenue Bonds, Project Consolidation, Series 2004:
       2,000     5.125%, 10/01/21 - MBIA Insured                                     10/14 at 100.00           Aaa        2,153,800
       2,250     5.125%, 10/01/22 - MBIA Insured                                     10/14 at 100.00           Aaa        2,423,025

       1,560   Mount Olive Township Board of Education, Morris County,                1/15 at 100.00           Aaa        1,657,718
                 New Jersey, General Obligation Bonds, Series 2004, 5.000%,
                 1/15/22 - MBIA Insured

               New Jersey Economic Development Authority, Revenue Bonds,
               Motor Vehicle Surcharge, Series 2004A:
       1,475     5.000%, 7/01/22 - MBIA Insured                                       7/14 at 100.00           AAA        1,573,648
       1,475     5.000%, 7/01/23 - MBIA Insured                                       7/14 at 100.00           AAA        1,557,128

       3,075   New Jersey Transit Corporation, Certificates of Participation            No Opt. Call           AAA        3,429,794
                 Refunding, Series 2003, 5.500%, 10/01/15 - FSA Insured

               New Jersey Transportation Trust Fund Authority,
               Transportation System Bonds, Series 2006C:
      25,000     0.000%, 12/15/35 - AMBAC Insured (UB)                                  No Opt. Call           AAA        7,092,500
      10,000     0.000%, 12/15/36 - AMBAC Insured (UB)                                  No Opt. Call           AAA        2,707,000

       3,315   New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.000%,    1/15 at 100.00           AAA        3,512,806
                 1/01/25 - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------
      50,150   Total New Jersey                                                                                          26,107,419
------------------------------------------------------------------------------------------------------------------------------------

               NEW MEXICO - 0.9% (0.5% OF TOTAL INVESTMENTS)

               New Mexico Finance Authority, Public Project Revolving Fund
               Revenue Bonds, Series 2004C:
       1,415     5.000%, 6/01/22 - AMBAC Insured                                      6/14 at 100.00           AAA        1,505,107
       1,050     5.000%, 6/01/24 - AMBAC Insured                                      6/14 at 100.00           AAA        1,107,897



   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               NEW MEXICO (continued)

$      2,000   New Mexico Finance Authority, Public Project Revolving Fund Revenue    6/15 at 100.00           Aaa    $   2,122,520
                 Bonds, Series 2005E, 5.000%, 6/15/25 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
       4,465   Total New Mexico                                                                                           4,735,524
------------------------------------------------------------------------------------------------------------------------------------

               NEW YORK - 14.6% (8.8% OF TOTAL INVESTMENTS)

       1,120   Dormitory Authority of the State of New York, FHA-Insured Mortgage     2/15 at 100.00           AAA        1,185,912
                 Revenue Bonds, Montefiore Hospital, Series 2004, 5.000%,
                 8/01/23 - FGIC Insured

               Dormitory Authority of the State of New York, Insured
               Revenue Bonds, New Island Hospital, Series 1999B:
       3,400     5.750%, 7/01/19 (Pre-refunded 7/01/09) - MBIA Insured                7/09 at 101.00           AAA        3,582,886
       5,750     6.000%, 7/01/24 (Pre-refunded 7/01/09) - MBIA Insured                7/09 at 101.00           AAA        6,089,020

       1,785   Dormitory Authority of the State of New York, Revenue Bonds,           2/15 at 100.00           AAA        1,890,511
                 Mental Health Services Facilities Improvements,
                 Series 2005A, 5.000%, 2/15/24 - AMBAC Insured

       1,000   Dormitory Authority of the State of New York,                          3/15 at 100.00           AAA        1,061,040
                 State Personal Income Tax Revenue Bonds, Series 2005F,
                 5.000%, 3/15/24 - AMBAC Insured

         120   Hudson Yards Infrastructure Corporation, New York,                     2/17 at 100.00           AAA          115,054
                 Revenue Bonds, Driver Trust 1649, 2006,
                 5.205%, 2/15/47 - MBIA Insured (IF)

       3,705   Hudson Yards Infrastructure Corporation, New York,                     2/17 at 100.00           AAA        3,654,056
                 Revenue Bonds, Series 2006A,
                 4.500%, 2/15/47 - MBIA Insured (UB)

       2,700   Long Island Power Authority, New York,                                11/16 at 100.00           AAA        2,615,274
                 Electric General Revenue Bonds, Series 2006F,
                 4.250%, 5/01/33 - MBIA Insured (UB)

               Long Island Power Authority, New York,
               Electric System General Revenue Bonds, Series 2006A:
      10,675     5.000%, 12/01/23 - FGIC Insured                                      6/16 at 100.00           AAA       11,393,107
       5,000     5.000%, 12/01/25 - FGIC Insured                                      6/16 at 100.00           AAA        5,328,550

       1,755   Nassau County, New York, General Obligation Improvement Bonds,         3/10 at 100.00           AAA        1,866,758
                 Series 2000E, 6.000%, 3/01/16
                 (Pre-refunded 3/01/10) - FSA Insured

       7,500   Nassau Health Care Corporation, New York,                              8/09 at 102.00           AAA        7,984,725
                 County Guaranteed Revenue Bonds, Series 1999,
                 5.750%, 8/01/29 (Pre-refunded 8/01/09) - FSA Insured

       5,000   New York City, New York, General Obligation Bonds,                    11/14 at 100.00           AAA        5,334,700
                 Fiscal Series 2004E, 5.000%, 11/01/21 - FSA Insured

       6,160   New York Convention Center Development Corporation,                   11/15 at 100.00           AAA        6,468,123
                 Hotel Unit Fee Revenue Bonds, Series 2005,
                 5.000%, 11/15/44 - AMBAC Insured (UB)

       8,580   New York State Housing Finance Agency,                                 5/07 at 101.00           AAA        8,681,759
                 Mortgage Revenue Refunding Bonds, Housing Project,
                 Series 1996A, 6.125%, 11/01/20 - FSA Insured

       3,770   New York State Thruway Authority, General Revenue Bonds,               7/15 at 100.00           AAA        4,010,036
                 Series 2005G, 5.000%, 1/01/25 - FSA Insured

       5,000   New York State Thruway Authority, Highway and Bridge Trust Fund       10/15 at 100.00           AAA        5,349,100
                 Bonds, Second Generation, Series 2005B, 5.000%, 4/01/21 -
                 AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
      73,020   Total New York                                                                                            76,610,611
------------------------------------------------------------------------------------------------------------------------------------

               NORTH CAROLINA - 1.8% (1.1% OF TOTAL INVESTMENTS)

       1,250   Appalachian State University, North Carolina, Revenue Bonds,           7/15 at 100.00           Aaa        1,324,538
                 Series 2005, 5.000%, 7/15/30 - MBIA Insured

               Mooresville, North Carolina, Enterprise System Revenue Bonds,
               Series 2004:
       2,225     5.000%, 5/01/23 - FGIC Insured                                       5/14 at 100.00           AAA        2,352,070
       2,335     5.000%, 5/01/24 - FGIC Insured                                       5/14 at 100.00           AAA        2,465,433

       2,900   Raleigh Durham Airport Authority, North Carolina,                      5/15 at 100.00           Aaa        3,085,687
                 Airport Revenue Bonds, Series 2005A, 5.000%,
                 5/01/21 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
       8,710   Total North Carolina                                                                                       9,227,728
------------------------------------------------------------------------------------------------------------------------------------

               NORTH DAKOTA - 3.7% (2.3% OF TOTAL INVESTMENTS)

      10,715   Fargo, North Dakota, Health System Revenue Bonds,                      6/10 at 101.00           AAA       11,296,074
                 MeritCare Obligated Group, Series 2000A,
                 5.600%, 6/01/21 - FSA Insured


               Portfolio of INVESTMENTS April 30, 2007 (Unaudited)


   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               NORTH DAKOTA (continued)

$      8,000   North Dakota, Student Loan Trust Revenue Bonds, Series 2000B,         12/10 at 100.00           AAA    $   8,367,120
                 5.850%, 12/01/25 - AMBAC Insured (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
      18,715   Total North Dakota                                                                                        19,663,194
------------------------------------------------------------------------------------------------------------------------------------

               OHIO - 2.0% (1.2% OF TOTAL INVESTMENTS)

       1,430   Cincinnati City School District, Hamilton County, Ohio, General          No Opt. Call           AAA        1,629,514
                 Obligation Bonds, Series 2006, 5.250%, 12/01/22 - FGIC Insured

       8,100   Hamilton County, Ohio, Sales Tax Bonds, Subordinate, Series 2006,     12/16 at 100.00           Aaa        7,859,835
                 4.250%, 12/01/32 - AMBAC Insured (UB)

         700   Shaker Heights, Ohio, General Obligation Bonds, Series 2003,          12/13 at 100.00           AAA          748,111
                 5.250%, 12/01/26 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
      10,230   Total Ohio                                                                                                10,237,460
------------------------------------------------------------------------------------------------------------------------------------

               OKLAHOMA - 1.4% (0.8% OF TOTAL INVESTMENTS)

       1,500   Oklahoma Capitol Improvement Authority, State Facilities Revenue       7/15 at 100.00           AAA        1,594,440
                 Bonds, Series 2005F, 5.000%, 7/01/24 - AMBAC Insured

               Oklahoma City Airport Trust, Oklahoma, Junior Lien Tax
               Exempt Bonds, Twenty Seventh Series 2000A:
       1,320     5.125%, 7/01/20 - FSA Insured                                        7/10 at 100.00           AAA        1,360,788
       4,040     5.250%, 7/01/21 - FSA Insured                                        7/10 at 100.00           AAA        4,193,560
------------------------------------------------------------------------------------------------------------------------------------
       6,860   Total Oklahoma                                                                                             7,148,788
------------------------------------------------------------------------------------------------------------------------------------

               OREGON - 3.5% (2.1% OF TOTAL INVESTMENTS)

       2,110   Oregon Department of Administrative Services, Certificates of          5/15 at 100.00           AAA        2,220,058
                 Participation, Series 2005A, 5.000%, 5/01/30 - FSA Insured

       1,520   Portland Housing Authority, Oregon, Multifamily Housing Revenue        7/10 at 100.00           Aaa        1,567,743
                 Bonds, Lovejoy Station Apartments, Series 2000, 6.000%,
                 7/01/33 - MBIA Insured (Alternative Minimum Tax)

               Portland, Oregon, Airport Way Urban Renewal and
               Redevelopment Bonds, Series 2000A:
       4,405     5.700%, 6/15/17 (Pre-refunded 6/15/10) - AMBAC Insured               6/10 at 101.00           Aaa        4,707,888
       3,665     5.750%, 6/15/18 (Pre-refunded 6/15/10) - AMBAC Insured               6/10 at 101.00           Aaa        3,922,356
       4,265     5.750%, 6/15/19 (Pre-refunded 6/15/10) - AMBAC Insured               6/10 at 101.00           Aaa        4,564,488
       1,375     5.750%, 6/15/20 (Pre-refunded 6/15/10) - AMBAC Insured               6/10 at 101.00           Aaa        1,471,553
------------------------------------------------------------------------------------------------------------------------------------
      17,340   Total Oregon                                                                                              18,454,086
------------------------------------------------------------------------------------------------------------------------------------

               PENNSYLVANIA - 14.0% (8.4% OF TOTAL INVESTMENTS)

      12,620   Allegheny County Hospital Development Authority, Pennsylvania,        11/10 at 102.00           AAA       13,917,714
                 Insured Revenue Bonds, West Penn Allegheny Health System,
                 Series 2000A, 6.500%, 11/15/30 - MBIA Insured

       2,000   Allegheny County Sanitary Authority, Pennsylvania, Sewerage           12/15 at 100.00           AAA        2,134,320
                 Revenue Bonds, Series 2005A, 5.000%, 12/01/23 - MBIA Insured

       9,485   Berks County Municipal Authority, Pennsylvania, Hospital Revenue      11/09 at 102.00           AAA       10,185,657
                 Bonds, Reading Hospital and Medical Center, Series 1999,
                 6.000%, 11/01/19 (Pre-refunded 11/01/09) - FSA Insured

         725   Central Dauphin School District, Dauphin County, Pennsylvania,         2/16 at 100.00           AAA          880,824
                 General Obligation Bonds, Series 2006, 6.750%, 2/01/24
                 (Pre-refunded 2/01/16) - MBIA Insured

       4,235   Delaware County Authority, Pennsylvania, Revenue Bonds, Villanova      8/16 at 100.00           AAA        4,530,815
                 University, Series 2006, 5.000%, 8/01/24 - AMBAC Insured

       5,780   Pennsylvania Higher Educational Facilities Authority, Revenue          5/15 at 100.00           AAA        6,117,725
                 Bonds, Drexel University, Series 2005A, 5.000%, 5/01/28 -
                 MBIA Insured

       4,590   Pennsylvania Public School Building Authority, Lease Revenue          12/16 at 100.00           AAA        4,572,741
                 Bonds, School District of Philadelphia, Series 2006B, 4.500%,
                 6/01/32 - FSA Insured (UB)

       1,050   Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series       6/16 at 100.00           AAA        1,121,453
                 2006A, 5.000%, 12/01/26 - AMBAC Insured

               Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General
               Ordinance, Fifth Series 2004A-1:
       5,235     5.000%, 9/01/24 - FSA Insured                                        9/14 at 100.00           AAA        5,508,581
       3,000     5.000%, 9/01/25 - FSA Insured                                        9/14 at 100.00           AAA        3,154,860



   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               PENNSYLVANIA (continued)

$      2,360   Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds,        8/07 at 102.00           AAA    $   2,460,040
                 Series 1997A, 5.125%, 8/01/27 - AMBAC Insured (ETM)

       6,370   Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds,        8/07 at 102.00           AAA        6,517,975
                 Series 1997A, 5.125%, 8/01/27 (Pre-refunded 8/01/07) -
                 AMBAC Insured

       3,785   Reading School District, Berks County, Pennsylvania, General           1/16 at 100.00           AAA        4,033,561
                 Obligation Bonds, Series 2005, 5.000%, 1/15/25 - FSA Insured

       2,500   Seneca Valley School District, Butler County, Pennsylvania,            7/14 at 100.00           Aaa        2,678,500
                 General Obligation Bonds, Series 2004, 5.125%, 1/01/23 -
                 FGIC Insured

       1,705   Solebury Township, Pennsylvania, General Obligation Bonds, Series      6/15 at 100.00           Aaa        1,810,659
                 2005, 5.000%, 12/15/25 - AMBAC Insured

       3,650   State Public School Building Authority, Pennsylvania, Lease            6/13 at 100.00           AAA        3,903,274
                 Revenue Bonds, Philadelphia School District, Series 2003,
                 5.000%, 6/01/29 (Pre-refunded 6/01/13) - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------
      69,090   Total Pennsylvania                                                                                        73,528,699
------------------------------------------------------------------------------------------------------------------------------------

               PUERTO RICO - 0.5% (0.3% OF TOTAL INVESTMENTS)

       2,500   Puerto Rico Electric Power Authority, Power Revenue Bonds, Series      7/15 at 100.00           AAA        2,682,525
                 2005RR, 5.000%, 7/01/22 - FGIC Insured
------------------------------------------------------------------------------------------------------------------------------------

               SOUTH CAROLINA - 0.4% (0.2% OF TOTAL INVESTMENTS)

       1,955   Greenville County School District, South Carolina, Installment        12/16 at 100.00           AAA        2,076,523
                 Purchase Revenue Bonds, Series 2006, 5.000%, 12/01/28 -
                 FSA Insured
------------------------------------------------------------------------------------------------------------------------------------

               TEXAS - 15.3% (9.2% OF TOTAL INVESTMENTS)

               Brazos River Authority, Texas, Revenue Refunding Bonds,
               Houston Industries Inc., Series 1998C:
      10,000     5.125%, 5/01/19 - AMBAC Insured                                      5/08 at 102.00           AAA       10,318,200
       9,000     5.125%, 11/01/20 - AMBAC Insured                                    11/08 at 102.00           AAA        9,337,950

               Corpus Christi, Texas, Utility System Revenue Bonds, Series 2004:
       3,475     5.000%, 7/15/22 - FSA Insured                                        7/14 at 100.00           AAA        3,664,944
       3,645     5.000%, 7/15/23 - FSA Insured                                        7/14 at 100.00           AAA        3,839,570

       3,335   Dallas, Texas, Waterworks and Sewer System Revenue Bonds, Series         No Opt. Call           Aaa        3,094,647
                 2007, Municipal Securities Trust Certificates, Series 7053,
                 0.000%, 10/01/32 (WI/DD, Settling 5/03/07) - AMBAC Insured (IF)

      12,500   Dallas-Ft. Worth International Airport, Texas, Joint Revenue          11/09 at 100.00           AAA       12,922,125
                 Refunding and Improvement Bonds, Series 2001A, 5.500%,
                 11/01/35 - FGIC Insured (Alternative Minimum Tax)

       4,485   Lower Colorado River Authority, Texas, Contract Revenue Refunding      5/12 at 100.00           AAA        4,722,391
                 Bonds, Transmission Services Corporation, Series 2003B, 5.000%,
                 5/15/21 - FSA Insured

      10,000   Lower Colorado River Authority, Texas, Contract Revenue Refunding      5/13 at 100.00           AAA       10,393,000
                 Bonds, Transmission Services Corporation, Series 2003C, 5.000%,
                 5/15/33 - AMBAC Insured

       4,151   Panhandle Regional Housing Finance Corporation, Texas, GNMA            7/12 at 105.00           Aaa        4,550,949
                 Collateralized Multifamily Housing Mortgage Revenue Bonds,
                 Renaissance of Amarillo Apartments, Series 2001A,
                 6.650%, 7/20/42

               Tarrant County Health Facilities Development Corporation, Texas,
               Hospital Revenue Bonds, Cook Children's Healthcare System,
               Series 2000A:
       6,725     5.750%, 12/01/17 - FSA Insured                                      12/10 at 101.00           AAA        7,184,250
       6,330     5.750%, 12/01/24 - FSA Insured                                      12/10 at 101.00           AAA        6,764,491

       1,170   Tarrant County Health Facilities Development Corporation, Texas,      12/10 at 101.00           Aaa        1,258,241
                 Hospital Revenue Bonds, Cook Children's Healthcare System,
                 Series 2000A, 5.750%, 12/01/24 (Pre-refunded 12/01/10) -
                 FSA Insured

       2,300   Texas State University System, Financing Revenue Refunding Bonds,      3/12 at 100.00           AAA        2,415,920
                 Series 2002, 5.000%, 3/15/18 - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------
      77,116   Total Texas                                                                                               80,466,678
------------------------------------------------------------------------------------------------------------------------------------


               Portfolio of INVESTMENTS April 30, 2007 (Unaudited)


   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               UTAH - 2.2% (1.3% OF TOTAL INVESTMENTS)

$      8,600   Intermountain Power Agency, Utah, Power Supply Revenue Refunding       7/13 at 100.00           AAA    $   9,140,510
                 Bonds, Series 2003A, 5.000%, 7/01/18 - FSA Insured

       2,385   Mountain Regional Water Special Service District, Utah, Water         12/13 at 100.00           AAA        2,502,676
                 Revenue Bonds, Series 2003, 5.000%, 12/15/33 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
      10,985   Total Utah                                                                                                11,643,186
------------------------------------------------------------------------------------------------------------------------------------

               VERMONT - 0.3% (0.2% OF TOTAL INVESTMENTS)

       1,320   Vermont Educational and Health Buildings Financing Agency, Revenue    12/10 at 101.00           AAA        1,421,996
                 Bonds, Fletcher Allen Health Care Inc., Series 2000A, 6.000%,
                 12/01/23 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------

               VIRGINIA - 3.0% (1.8% OF TOTAL INVESTMENTS)

               Greater Richmond Convention Center Authority, Virginia, Hotel Tax
               Revenue Bonds, Series 2005:
       5,880     5.000%, 6/15/20 - MBIA Insured                                       6/15 at 100.00           AAA        6,269,491
       5,000     5.000%, 6/15/22 - MBIA Insured                                       6/15 at 100.00           AAA        5,313,400

               Loudoun County Industrial Development Authority, Virginia, Lease
               Revenue Bonds, Public Safety Facilities, Series 2003A:
       1,150     5.250%, 12/15/22 - FSA Insured                                       6/14 at 100.00           AAA        1,244,231
         500     5.250%, 12/15/23 - FSA Insured                                       6/14 at 100.00           AAA          540,970

       2,250   Virginia Housing Development Authority, Multifamily Housing Bonds,     1/08 at 102.00           AAA        2,313,518
                 Series 1997B, 6.050%, 5/01/17 - MBIA Insured (Alternative
                 Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
      14,780   Total Virginia                                                                                            15,681,610
------------------------------------------------------------------------------------------------------------------------------------

               WASHINGTON - 6.9% (4.2% OF TOTAL INVESTMENTS)

      10,000   Chelan County Public Utility District 1, Washington, Hydro             7/11 at 101.00           AAA       10,660,100
                 Consolidated System Revenue Bonds, Series 2001B, 5.600%, 1/01/36
                 - MBIA Insured (Alternative Minimum Tax)

       1,370   Clark County School District 101, La Center, Washington, General      12/12 at 100.00           Aaa        1,438,623
                 Obligation Bonds, Series 2002, 5.000%, 12/01/22 - FSA Insured

       5,230   Douglas County Public Utility District 1, Washington,                  9/09 at 102.00           AAA        5,578,057
                 9/01/29 Revenue Bonds, Wells Hydroelectric, Series 1999A,
                 6.125%, - MBIA Insured (Alternative Minimum Tax)

       1,545   Tacoma, Washington, General Obligation Bonds, Series 2004, 5.000%,    12/14 at 100.00           AAA        1,643,726
                 12/01/19 - MBIA Insured

       3,950   Washington State Healthcare Facilities Authority, Revenue Bonds,      11/08 at 101.00           Aaa        4,049,303
                 Swedish Health Services, Series 1998, 5.125%, 11/15/22 -
                 AMBAC Insured

       6,200   Washington State, General Obligation Purpose Bonds, Series 2003A,      7/12 at 100.00           AAA        6,538,458
                 5.000%, 7/01/20 - FGIC Insured

      10,855   Washington, General Obligation Bonds, Series 2000S-5, 0.000%,            No Opt. Call           AAA        6,363,527
                 1/01/20 - FGIC Insured
------------------------------------------------------------------------------------------------------------------------------------
      39,150   Total Washington                                                                                          36,271,794
------------------------------------------------------------------------------------------------------------------------------------

               WEST VIRGINIA - 1.6% (0.9% OF TOTAL INVESTMENTS)

       8,000   Pleasants County, West Virginia, Pollution Control Revenue Bonds,      5/07 at 100.00           AAA        8,237,840
                 Monongahela Power Company Pleasants Station Project,
                 Series 1995C, 6.150%, 5/01/15 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------

               WISCONSIN - 7.2% (4.3% OF TOTAL INVESTMENTS)

       7,000   La Crosse, Wisconsin, Resource Recovery Revenue Refunding Bonds,         No Opt. Call           AAA        8,270,080
                 Northern States Power Company Project, Series 1996, 6.000%,
                 11/01/21 - MBIA Insured (Alternative Minimum Tax)

      12,750   Milwaukee County, Wisconsin, Airport Revenue Bonds, Series 2000A,     12/10 at 100.00           Aaa       13,463,999
                 5.750%, 12/01/25 - FGIC Insured (Alternative Minimum Tax)



   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               WISCONSIN (continued)

$      5,000   Wisconsin Health and Educational Facilities Authority, Revenue         8/07 at 100.00           AAA    $   5,030,850
                 Bonds, Mercy Health System Corporation, Series 1995, 6.125%,
                 8/15/13 - AMBAC Insured

       6,250   Wisconsin Health and Educational Facilities Authority, Revenue         8/07 at 101.00           AAA        6,384,125
                 Bonds, Sinai Samaritan Medical Center Inc., Series 1996, 5.750%,
                 8/15/16 - MBIA Insured

       4,225   Wisconsin State, General Obligation Bonds, Series 2006A, 4.750%,       5/16 at 100.00           AAA        4,389,692
                 5/01/25 - FGIC Insured
------------------------------------------------------------------------------------------------------------------------------------
      35,225   Total Wisconsin                                                                                           37,538,746
------------------------------------------------------------------------------------------------------------------------------------
$    925,496   Total Investments (cost $840,940,187) - 166.6%                                                           873,909,862
============------------------------------------------------------------------------------------------------------------------------
               Floating Rate Obligations - (17.5)%                                                                      (91,720,000)
               ---------------------------------------------------------------------------------------------------------------------
               Other Assets Less Liabilities - 2.2%                                                                      11,176,962
               ---------------------------------------------------------------------------------------------------------------------
               Preferred Shares, at Liquidation Value - (51.3)%                                                        (268,900,000)
               ---------------------------------------------------------------------------------------------------------------------
               Net Assets Applicable to Common Shares - 100%                                                          $ 524,466,824
               ====================================================================================================================


               FORWARD SWAPS OUTSTANDING AT APRIL 30, 2007:


                                                       FUND                                         FIXED RATE
                                   NOTIONAL     PAY/RECEIVE       FLOATING RATE     FIXED RATE         PAYMENT
               COUNTERPARTY          AMOUNT   FLOATING RATE               INDEX   (ANNUALIZED)       FREQUENCY
               ------------------------------------------------------------------------------------------------
               Citigroup Inc.   $10,000,000         Receive   3-Month USD-LIBOR         5.235%   Semi-Annually
               ================================================================================================

                                                                 UNREALIZED
                                 EFFECTIVE    TERMINATION      APPRECIATION
               COUNTERPARTY       DATE (4)           DATE    (DEPRECIATION)
               ------------------------------------------------------------
               Citigroup Inc.     12/12/07       12/12/36          $205,469
               ============================================================


               USD-LIBOR (United States Dollar-London Inter-Bank Offered Rate)


        All of the bonds in the Portfolio of Investments, excluding temporary investments in short-term municipal securities, are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.

  (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

  (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

  (3) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.

  (4) Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.

  N/R   Not rated.

WI/DD   Purchased on a when-issued or delayed delivery basis.

(ETM)   Escrowed to maturity.

 (UB) Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

 (IF)   Inverse floating rate investment.

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

             Nuveen Insured Dividend Advantage Municipal Fund (NVG)

             Portfolio of
                     INVESTMENTS April 30, 2007 (Unaudited)


   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               ALABAMA - 4.2% (2.7% OF TOTAL INVESTMENTS)

$      5,310   Athens, Alabama, Water and Sewerage Revenue Warrants, Series 2002,     5/12 at 101.00           AAA    $   5,660,779
                 5.300%, 5/01/32 - MBIA Insured

       3,045   Hoover, Alabama, General Obligation Bonds, Series 2003, 5.000%,        3/12 at 101.00           AAA        3,226,512
                 3/01/20 - MBIA Insured

      10,000   Jefferson County, Alabama, Sewer Revenue Capital Improvement           2/09 at 101.00           AAA       10,382,700
                 Warrants, Series 1999A, 5.375%, 2/01/36 (Pre-refunded 2/01/09)
                 - FGIC Insured
------------------------------------------------------------------------------------------------------------------------------------
      18,355   Total Alabama                                                                                             19,269,991
------------------------------------------------------------------------------------------------------------------------------------

               ALASKA - 3.5% (2.3% OF TOTAL INVESTMENTS)

      15,000   Alaska, International Airport System Revenue Bonds, Series 2002B,     10/12 at 100.00           AAA       16,143,299
                 5.250%, 10/01/27 (Pre-refunded 10/01/12) - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------

               ARIZONA - 1.1% (0.7% OF TOTAL INVESTMENTS)

       5,000   Phoenix, Arizona, Civic Improvement Corporation, Senior Lien           7/12 at 100.00           AAA        5,220,150
                 Airport Revenue Bonds, Series 2002B, 5.250%, 7/01/32 - FGIC
                 Insured (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------

               CALIFORNIA - 17.7% (11.4% OF TOTAL INVESTMENTS)

       2,000   Alameda Corridor Transportation Authority, California, Subordinate       No Opt. Call           AAA        1,138,960
                 Lien Revenue Bonds, Series 2004A, 0.000%, 10/01/20 - AMBAC
                 Insured

               California Educational Facilities Authority, Revenue Bonds,
               Occidental College, Series 2005A:
       1,485     5.000%, 10/01/26 - MBIA Insured                                     10/15 at 100.00           Aaa        1,582,015
       1,565     5.000%, 10/01/27 - MBIA Insured                                     10/15 at 100.00           Aaa        1,666,099

       6,000   California Infrastructure Economic Development Bank, First Lien        1/28 at 100.00           AAA        6,725,160
                 Revenue Bonds, San Francisco Bay Area Toll Bridge, Series 2003A,
                 5.000%, 7/01/33 (Pre-refunded 1/01/28) - AMBAC Insured (UB)

               California, General Obligation Bonds, Series 2000:
         375     5.250%, 9/01/17 (Pre-refunded 9/01/10) - MBIA Insured                9/10 at 100.00           AAA          394,208
       2,635     5.250%, 9/01/17 (Pre-refunded 9/01/10) - MBIA Insured                9/10 at 100.00           AAA        2,769,965
         190     5.250%, 9/01/17 (Pre-refunded 9/01/10) - MBIA Insured                9/10 at 100.00           AAA          200,038

      10,000   California, General Obligation Refunding Bonds, Series 2002,             No Opt. Call           AAA       10,437,100
                 5.000%, 2/01/23 - MBIA Insured

       8,890   California, General Obligation Veterans Welfare Bonds, Series         12/08 at 101.00           AA-        9,150,121
                 1997BH, 5.400%, 12/01/14 (Alternative Minimum Tax)

       3,000   California, General Obligation Veterans Welfare Bonds,                 6/07 at 101.00           AAA        3,017,160
                 Series 2001BZ, 5.375%, 12/01/24 - MBIA Insured (Alternative
                 Minimum Tax)

       2,425   Fullerton Public Financing Authority, California, Tax Allocation       9/15 at 100.00           AAA        2,564,486
                 Revenue Bonds, Series 2005, 5.000%, 9/01/27 - AMBAC Insured

         365   Golden State Tobacco Securitization Corporation, California,           6/17 at 100.00           BBB          366,124
                 Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2007A-1,
                 5.125%, 6/01/47

       1,990   Kern Community College District, California, General Obligation          No Opt. Call           AAA          881,431
                 Bonds, Series 2006, 0.000%, 11/01/25 - FSA Insured

         625   Los Angeles Department of Water and Power, California, Waterworks      7/16 at 100.00           AAA          664,894
                 Revenue Bonds, Series 2006A-1, 5.000%, 7/01/36 - AMBAC Insured

       7,935   Los Angeles, California, Certificates of Participation, Series         4/12 at 100.00           AAA        8,365,156
                 2002, 5.300%, 4/01/32 - AMBAC Insured

       7,500   Northern California Power Agency, Revenue Refunding Bonds,             7/08 at 101.00           AAA        7,680,300
                 Hydroelectric Project 1, Series 1998A, 5.200%, 7/01/32 - MBIA
                 Insured

       2,320   Sacramento Municipal Utility District, California, Electric            8/11 at 100.00           AAA        2,462,773
                 Revenue Bonds, Series 2001P, 5.250%, 8/15/18 - FSA Insured



   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               CALIFORNIA (continued)

$     28,135   San Joaquin Hills Transportation Corridor Agency, Orange County,         No Opt. Call           AAA    $  12,417,382
                 California, Toll Road Revenue Refunding Bonds, Series 1997A,
                 0.000%, 1/15/26 - MBIA Insured (UB)

       6,720   San Jose Redevelopment Agency, California, Tax Allocation Bonds,       8/17 at 100.00           AAA        6,464,842
                 Merged Area Redevelopment Project, Series 2006C, 4.250%, 8/01/30
                 - MBIA Insured (UB)

       1,690   Ventura County Community College District, California, General         8/15 at 100.00           AAA        1,793,665
                 Obligation Bonds, Series 2005B, 5.000%, 8/01/28 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
      95,845   Total California                                                                                          80,741,879
------------------------------------------------------------------------------------------------------------------------------------

               COLORADO - 5.9% (3.8% OF TOTAL INVESTMENTS)

      17,300   Adams County, Colorado, FHA-Insured Mortgage Revenue Bonds, Platte     8/15 at 100.00           AAA       18,261,879
                 Valley Medical Center, Series 2005, 5.000%, 8/01/24 -
                 MBIA Insured

         750   Arkansas River Power Authority, Colorado, Power Revenue Bonds,        10/16 at 100.00           AAA          812,235
                 Series 2006, 5.250%, 10/01/32 - XLCA Insured

      17,000   E-470 Public Highway Authority, Colorado, Senior Revenue Bonds,          No Opt. Call           AAA        7,653,570
                 Series 2000B, 0.000%, 9/01/25 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
      35,050   Total Colorado                                                                                            26,727,684
------------------------------------------------------------------------------------------------------------------------------------

               DISTRICT OF COLUMBIA - 1.6% (1.0% OF TOTAL INVESTMENTS)

       6,805   District of Columbia, Revenue Bonds, Georgetown University,            4/17 at 100.00           AAA        6,646,580
                 Series 2007A, 4.500%, 4/01/42 - AMBAC Insured

         700   Washington Convention Center Authority, District of Columbia,         10/16 at 100.00           Aaa          686,406
                 Senior Lien Dedicated Tax Revenue Bonds, Series 2007, Residuals
                 1606, 5.462%, 10/01/30 - AMBAC Insured (IF)
------------------------------------------------------------------------------------------------------------------------------------
       7,505   Total District of Columbia                                                                                 7,332,986
------------------------------------------------------------------------------------------------------------------------------------

               FLORIDA - 11.4% (7.4% OF TOTAL INVESTMENTS)

               Florida Municipal Loan Council, Revenue Bonds, Series 2003B:
       2,305     5.250%, 12/01/17 - MBIA Insured                                     12/13 at 100.00           AAA        2,488,432
       1,480     5.250%, 12/01/18 - MBIA Insured                                     12/13 at 100.00           AAA        1,598,134

      11,600   Greater Orlando Aviation Authority, Florida, Airport Facilities       10/12 at 100.00           AAA       12,080,588
                 Revenue Bonds, Series 2002B, 5.125%, 10/01/21 - FSA Insured
                 (Alternative Minimum Tax)

       8,155   Lee County, Florida, Solid Waste System Revenue Refunding Bonds,      10/11 at 100.00           Aaa        8,695,187
                 Series 2001, 5.625%, 10/01/13 - MBIA Insured (Alternative Minimum
                 Tax)

               Miami-Dade County, Florida, Aviation Revenue Bonds,
               Miami International Airport, Series 2002:
       7,165     5.625%, 10/01/15 - FGIC Insured (Alternative Minimum Tax)           10/12 at 100.00           AAA        7,763,994
       5,600     5.750%, 10/01/16 - FGIC Insured (Alternative Minimum Tax)           10/12 at 100.00           AAA        6,074,488
      10,000     5.125%, 10/01/21 - FGIC Insured (Alternative Minimum Tax)           10/12 at 100.00           AAA       10,434,000
       2,000     5.250%, 10/01/22 - FGIC Insured (Alternative Minimum Tax)           10/12 at 100.00           AAA        2,098,800

       1,000   Tallahassee, Florida, Energy System Revenue Bonds, Series 2005,       10/15 at 100.00           AAA        1,058,030
                 5.000%, 10/01/28 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
      49,305   Total Florida                                                                                             52,291,653
------------------------------------------------------------------------------------------------------------------------------------

               GEORGIA - 2.2% (1.4% OF TOTAL INVESTMENTS)

       6,925   Atlanta and Fulton County Recreation Authority, Georgia, Guaranteed   12/15 at 100.00           AAA        7,343,686
                 Revenue Bonds, Park Improvement, Series 2005A, 5.000%, 12/01/30 -
                 MBIA Insured

       1,000   Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2004,    11/14 at 100.00           AAA        1,059,280
                 5.000%, 11/01/22 - FSA Insured

       1,695   Georgia Housing and Finance Authority, Single Family Mortgage         12/11 at 100.00           AAA        1,751,342
                 Bonds, Series 2002B-2, 5.500%, 6/01/32 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
       9,620   Total Georgia                                                                                             10,154,308
------------------------------------------------------------------------------------------------------------------------------------


               Portfolio of INVESTMENTS April 30, 2007 (Unaudited)


   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               IDAHO - 1.0% (0.6% OF TOTAL INVESTMENTS)

               Idaho Housing and Finance Association, Grant and Revenue
               Anticipation Bonds, Federal Highway Trust Funds, Series 2006:
$      3,000     5.000%, 7/15/23 - MBIA Insured                                       7/16 at 100.00           Aaa    $   3,215,880
       1,130     5.000%, 7/15/24 - MBIA Insured                                       7/16 at 100.00           Aaa        1,209,518
------------------------------------------------------------------------------------------------------------------------------------
       4,130   Total Idaho                                                                                                4,425,398
------------------------------------------------------------------------------------------------------------------------------------

               ILLINOIS - 12.9% (8.3% OF TOTAL INVESTMENTS)

      10,000   Bolingbrook, Illinois, General Obligation Bonds, Series 2002A,         1/12 at 100.00           AAA       10,718,400
                 5.375%, 1/01/38 (Pre-refunded 1/01/12) - FGIC Insured

       1,305   Chicago, Illinois, General Obligation Bonds, Series 2001A, 5.500%,     1/11 at 101.00           AAA        1,384,696
                 1/01/38 - MBIA Insured

               Chicago, Illinois, General Obligation Bonds, Series 2001A:
          50     5.500%, 1/01/38 (Pre-refunded 1/01/11) - MBIA Insured                1/11 at 101.00           AAA           53,523
       3,645     5.500%, 1/01/38 (Pre-refunded 1/01/11) - MBIA Insured                1/11 at 101.00           AAA        3,901,790

               Chicago, Illinois, Second Lien Passenger Facility Charge Revenue
               Bonds, O'Hare International Airport, Series 2001C:
       4,250     5.500%, 1/01/16 - AMBAC Insured (Alternative Minimum Tax)            1/11 at 101.00           AAA        4,496,840
       4,485     5.500%, 1/01/17 - AMBAC Insured (Alternative Minimum Tax)            1/11 at 101.00           AAA        4,737,640
       4,730     5.500%, 1/01/18 - AMBAC Insured (Alternative Minimum Tax)            1/11 at 101.00           AAA        4,994,785
       2,930     5.500%, 1/01/19 - AMBAC Insured (Alternative Minimum Tax)            1/11 at 101.00           AAA        3,089,919

       3,600   Chicago, Illinois, Third Lien General Airport Revenue Bonds, O'Hare    1/16 at 100.00           AAA        3,892,464
                 International Airport, Series 2005A, 5.250%, 1/01/24 - MBIA
                 Insured

       3,000   Chicago, Illinois, Third Lien General Airport Revenue Refunding        1/12 at 100.00           AAA        3,216,780
                 Bonds, O'Hare International Airport, Series 2002A, 5.750%,
                 1/01/17 - MBIA Insured (Alternative Minimum Tax)

       4,000   Cicero, Cook County, Illinois, General Obligation Corporate Purpose   12/12 at 101.00           AAA        4,215,240
                 Bonds, Series 2002, 5.000%, 12/01/21 - MBIA Insured

         730   DuPage County Community School District 200, Wheaton, Illinois,       10/13 at 100.00           Aaa          781,188
                 General Obligation Bonds, Series 2003C, 5.250%, 10/01/22 - FSA
                 Insured

         770   DuPage County Community School District 200, Wheaton, Illinois,       10/13 at 100.00           Aaa          836,928
                 General Obligation Bonds, Series 2003C, 5.250%, 10/01/22
                 (Pre-refunded 10/01/13) - FSA Insured

       4,000   Illinois Toll Highway Authority, State Toll Highway Authority          7/16 at 100.00           AAA        4,258,440
                 Revenue Bonds, Series 2006, 5.000%, 1/01/26 - FSA Insured

       5,000   Illinois, General Obligation Bonds, Illinois FIRST Program, Series     4/12 at 100.00           AAA        5,294,750
                 2002, 5.250%, 4/01/23 - FSA Insured

       2,700   University of Illinois, Certificates of Participation, Utility         8/11 at 100.00           AAA        2,839,590
                 Infrastructure Projects, Series 2001A, 5.000%, 8/15/20
                 (Pre-refunded 8/15/11) - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
      55,195   Total Illinois                                                                                            58,712,973
------------------------------------------------------------------------------------------------------------------------------------

               INDIANA - 15.6% (10.0% OF TOTAL INVESTMENTS)

       3,380   Evansville, Indiana, Sewerage Works Revenue Refunding Bonds, Series    7/13 at 100.00           AAA        3,584,794
                 2003A, 5.000%, 7/01/20 - AMBAC Insured

               Indiana Bond Bank, Special Program Bonds, Hendricks County
               Redevelopment District, Series 2002D:
       2,500     5.375%, 4/01/23 - AMBAC Insured                                      4/12 at 100.00           AAA        2,652,050
       7,075     5.250%, 4/01/26 - AMBAC Insured                                      4/12 at 100.00           AAA        7,462,922
       7,000     5.250%, 4/01/30 - AMBAC Insured                                      4/12 at 100.00           AAA        7,383,810

      10,000   Indiana Health Facility Financing Authority, Hospital Revenue          7/12 at 100.00           AAA       10,466,200
                 Bonds, Marion General Hospital, Series 2002, 5.250%, 7/01/32 -
                 AMBAC Insured

      25,000   Indianapolis Local Public Improvement Bond Bank, Indiana,              7/12 at 100.00           AAA       26,849,248
                 Waterworks Project, Series 2002A, 5.250%, 7/01/33 (Pre-refunded
                 7/01/12) - MBIA Insured

               Northern Wells Community School Building Corporation, Wells County,
               Indiana, First Mortgage Bonds, Series 2001:
         420     5.250%, 1/15/19 (Pre-refunded 7/15/12) - FGIC Insured                7/12 at 100.00           AAA          451,282
         430     5.250%, 7/15/19 (Pre-refunded 7/15/12) - FGIC Insured                7/12 at 100.00           AAA          462,026
       1,675     5.400%, 7/15/23 (Pre-refunded 7/15/12) - FGIC Insured                7/12 at 100.00           AAA        1,811,563



   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               INDIANA (continued)

$      6,960   Valparaiso Middle School Building Corporation, Indiana, First          1/13 at 100.00           AAA    $   7,279,116
                 Mortgage Refunding Bonds, Series 2002, 5.000%, 7/15/24 - MBIA
                 Insured

       2,490   Whitley County Middle School Building Corporation, Columbia City,      7/13 at 100.00           AAA        2,641,716
                 Indiana, First Mortgage Bonds, Series 2003, 5.000%, 1/15/18 -
                 FSA Insured
------------------------------------------------------------------------------------------------------------------------------------
      66,930   Total Indiana                                                                                             71,044,727
------------------------------------------------------------------------------------------------------------------------------------

               LOUISIANA - 3.4% (2.2% OF TOTAL INVESTMENTS)

       3,280   Louisiana Public Facilities Authority, Revenue Bonds, Archdiocese      7/17 at 100.00           Aaa        3,178,714
                 of New Orleans, Series 2007, Drivers 1755, 5.486%, 7/01/37 -
                 CIFG Insured (IF)

               Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006:
         780     4.750%, 5/01/39 - FSA Insured (UB)                                   5/16 at 100.00           AAA          799,820
       8,280     4.500%, 5/01/41 - FGIC Insured (UB)                                  5/16 at 100.00           AAA        8,145,368

       3,085   New Orleans, Louisiana, General Obligation Refunding Bonds, Series     9/12 at 100.00           AAA        3,228,545
                 2002, 5.125%, 9/01/21 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
      15,425   Total Louisiana                                                                                           15,352,447
------------------------------------------------------------------------------------------------------------------------------------

               MASSACHUSETTS - 1.2% (0.7% OF TOTAL INVESTMENTS)

       2,630   Massachusetts College Building Authority, Project Revenue Bonds,       5/16 at 100.00           AAA        2,793,455
                 Series 2006A, 5.000%, 5/01/31 - AMBAC Insured

       1,550   Massachusetts Water Resources Authority, General Revenue Bonds,        8/17 at 100.00           AAA        1,706,752
                 Series 2005A, 5.250%, 8/01/26 - MBIA Insured

         800   Massachusetts Water Resources Authority, General Revenue Bonds,        2/17 at 100.00           Aaa          761,592
                 Series 2007, Residual Trust 7039, 5.140%, 8/01/46 - FSA Insured
                 (IF)
------------------------------------------------------------------------------------------------------------------------------------
       4,980   Total Massachusetts                                                                                        5,261,799
------------------------------------------------------------------------------------------------------------------------------------

               MISSOURI - 2.4% (1.6% OF TOTAL INVESTMENTS)

       1,600   St. Louis County Pattonville School District R3, Missouri, General     3/14 at 100.00           AAA        1,731,424
                 Obligation Bonds, Series 2004, 5.250%, 3/01/19 - FSA Insured

       8,735   St. Louis, Missouri, Airport Revenue Bonds, Airport Development        7/11 at 100.00           AAA        9,258,401
                 Program, Series 2001A, 5.250%, 7/01/31 (Pre-refunded 7/01/11) -
                 MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
      10,335   Total Missouri                                                                                            10,989,825
------------------------------------------------------------------------------------------------------------------------------------

               NEBRASKA - 1.9% (1.3% OF TOTAL INVESTMENTS)

       6,360   Lincoln, Nebraska, Electric System Revenue Bonds, Series 2005,         9/15 at 100.00            AA        6,725,827
                 5.000%, 9/01/32

               Municipal Energy Agency of Nebraska, Power Supply System Revenue
               Bonds, Series 2003A:
       1,000     5.250%, 4/01/20 - FSA Insured                                        4/13 at 100.00           AAA        1,074,820
       1,000     5.250%, 4/01/21 - FSA Insured                                        4/13 at 100.00           AAA        1,066,360
------------------------------------------------------------------------------------------------------------------------------------
       8,360   Total Nebraska                                                                                             8,867,007
------------------------------------------------------------------------------------------------------------------------------------

               NEVADA - 2.0% (1.3% OF TOTAL INVESTMENTS)

       8,750   Truckee Meadows Water Authority, Nevada, Water Revenue Bonds,          7/11 at 100.00           AAA        9,274,300
                 Series 2001A, 5.250%, 7/01/34  (Pre-refunded 7/01/11) - FSA
                 Insured
------------------------------------------------------------------------------------------------------------------------------------

               NEW JERSEY - 0.5% (0.3% OF TOTAL INVESTMENTS)

       2,150   New Jersey Transportation Trust Fund Authority, Transportation           No Opt. Call           AA-        2,402,475
                 System Bonds, Series 2006A, 5.250%, 12/15/20
------------------------------------------------------------------------------------------------------------------------------------

               NEW YORK - 4.9% (3.2% OF TOTAL INVESTMENTS)

       1,120   Dormitory Authority of the State of New York, FHA-Insured Mortgage     2/15 at 100.00           AAA        1,185,912
                 Revenue Bonds, Montefiore Hospital, Series 2004, 5.000%, 8/01/23
                 - FGIC Insured

       3,660   Dormitory Authority of the State of New York, Revenue Bonds, Mental    2/15 at 100.00           AAA        3,881,357
                 Health Services Facilities Improvements, Series 2005B, 5.000%,
                 2/15/23 - AMBAC Insured


               Portfolio of INVESTMENTS April 30, 2007 (Unaudited)


   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               NEW YORK (continued)

$      3,130   Hudson Yards Infrastructure Corporation, New York, Revenue Bonds,      2/17 at 100.00           AAA    $   3,086,963
                 Series 2006A, 4.500%, 2/15/47 - MBIA Insured (UB)

       2,400   Long Island Power Authority, New York, Electric System Revenue        11/16 at 100.00           AAA        2,324,688
                 Bonds, Series 2006F, 4.250%, 5/01/33 - MBIA Insured (UB)

       1,500   Metropolitan Transportation Authority, New York, Transportation       11/15 at 100.00           AAA        1,592,550
                 Revenue Bonds, Series 2005B, 5.000%, 11/15/30 - AMBAC Insured

      10,000   Metropolitan Transportation Authority, New York, Transportation       11/12 at 100.00           AAA       10,434,400
                 Revenue Refunding Bonds, Series 2002A, 5.000%, 11/15/30 - FSA
                 Insured
------------------------------------------------------------------------------------------------------------------------------------
      21,810   Total New York                                                                                            22,505,870
------------------------------------------------------------------------------------------------------------------------------------

               NORTH CAROLINA - 0.6% (0.4% OF TOTAL INVESTMENTS)

       2,435   North Carolina Medical Care Commission, FHA-Insured Mortgage          10/13 at 100.00           AAA        2,619,963
                 Revenue Bonds, Betsy Johnson Regional Hospital Project, Series
                 2003, 5.375%, 10/01/24 - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------

               OREGON - 1.8% (1.2% OF TOTAL INVESTMENTS)

               Oregon, General Obligation Veterans Welfare Bonds, Series 82:
       5,560     5.375%, 12/01/31                                                    12/11 at 100.00           AA-        5,736,085
       2,590     5.500%, 12/01/42                                                    12/11 at 100.00           AA-        2,671,792
------------------------------------------------------------------------------------------------------------------------------------
       8,150   Total Oregon                                                                                               8,407,877
------------------------------------------------------------------------------------------------------------------------------------

               PENNSYLVANIA - 3.4% (2.2% OF TOTAL INVESTMENTS)

       4,500   Allegheny County, Pennsylvania, Airport Revenue Refunding Bonds,         No Opt. Call           AAA        4,900,410
                 Pittsburgh International Airport, Series 1997A, 5.750%, 1/01/13
                 - MBIA Insured (Alternative Minimum Tax)

       4,125   Pennsylvania Public School Building Authority, Lease Revenue Bonds,   12/16 at 100.00           AAA        4,109,490
                 School District of Philadelphia, Series 2006B, 4.500%, 6/01/32 -
                 FSA Insured (UB)

       1,050   Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series       6/16 at 100.00           AAA        1,121,453
                 2006A, 5.000%, 12/01/26 - AMBAC Insured

       2,000   Philadelphia Municipal Authority, Pennsylvania, Lease Revenue         11/13 at 100.00           AAA        2,140,940
                 Bonds, Series 2003B, 5.250%, 11/15/18 - FSA Insured

       2,000   Reading School District, Berks County, Pennsylvania, General           1/16 at 100.00           AAA        2,152,600
                 Obligation Bonds, Series 2005, 5.000%, 1/15/19 - FSA Insured

       1,000   State Public School Building Authority, Pennsylvania, Lease Revenue    6/13 at 100.00           AAA        1,069,390
                 Bonds, Philadelphia School District, Series 2003, 5.000%, 6/01/23
                 (Pre-refunded 6/01/13) - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------
      14,675   Total Pennsylvania                                                                                        15,494,283
------------------------------------------------------------------------------------------------------------------------------------

               PUERTO RICO - 0.3% (0.2% OF TOTAL INVESTMENTS)

       1,225   Puerto Rico Municipal Finance Agency, Series 2005C, 5.250%, 8/01/21      No Opt. Call           AAA        1,385,046
                 - CIFG Insured
------------------------------------------------------------------------------------------------------------------------------------

               SOUTH CAROLINA - 1.5% (0.9% OF TOTAL INVESTMENTS)

       1,950   Greenville County School District, South Carolina, Installment        12/16 at 100.00           AAA        2,071,212
                 Purchase Revenue Bonds, Series 2006, 5.000%, 12/01/28 - FSA
                 Insured

               Greenville, South Carolina, Tax Increment Revenue Improvement
               Bonds, Series 2003:
       1,000     5.500%, 4/01/17 - MBIA Insured                                       4/13 at 100.00           AAA        1,092,540
       2,300     5.000%, 4/01/21 - MBIA Insured                                       4/13 at 100.00           AAA        2,439,380

       1,000   Scago Educational Facilities Corporation, South Carolina,             10/15 at 100.00           AAA        1,062,400
                 Installment Purchase Revenue Bonds, Spartanburg County School
                 District 5, Series 2005, 5.000%, 4/01/21 - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------
       6,250   Total South Carolina                                                                                       6,665,532
------------------------------------------------------------------------------------------------------------------------------------

               TENNESSEE - 9.3% (6.0% OF TOTAL INVESTMENTS)

               Memphis, Tennessee, Sanitary Sewerage System Revenue Bonds, Series
               2004:
       1,495     5.000%, 10/01/19 - FSA Insured                                      10/14 at 100.00           AAA        1,596,047
       1,455     5.000%, 10/01/20 - FSA Insured                                      10/14 at 100.00           AAA        1,551,408
       1,955     5.000%, 10/01/21 - FSA Insured                                      10/14 at 100.00           AAA        2,083,248



   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               TENNESSEE (continued)

$     10,000   Memphis-Shelby County Sports Authority, Tennessee, Revenue Bonds,     11/12 at 100.00           AAA    $  10,711,300
                 Memphis Arena, Series 2002A, 5.125%, 11/01/28
                 (Pre-refunded 11/01/12) - AMBAC Insured

      10,000   Memphis-Shelby County Sports Authority, Tennessee, Revenue Bonds,     11/12 at 100.00           AAA       10,495,300
                 Memphis Arena, Series 2002B,5.125%, 11/01/29
                 (Pre-refunded 11/01/12) - AMBAC Insured

      15,195   Tennessee State School Bond Authority, Higher Educational              5/12 at 100.00           AAA       16,272,476
                 Facilities Second Program Bonds, Series 2002A, 5.250%, 5/01/32
                 (Pre-refunded 5/01/12) - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------
      40,100   Total Tennessee                                                                                           42,709,779
------------------------------------------------------------------------------------------------------------------------------------

               TEXAS - 27.4% (17.6% OF TOTAL INVESTMENTS)

       3,500   Dallas-Ft. Worth International Airport, Texas, Joint Revenue          11/11 at 100.00           AAA        3,753,365
                 Refunding and Improvement Bonds, Series 2001A, 5.750%, 11/01/13 -
                 FGIC Insured (Alternative Minimum Tax)

      10,000   Gainesville Hospital District, Texas, Limited Tax General              8/11 at 100.00           Aaa       10,446,400
                 Obligation Bonds, Series 2002, 5.375%, 8/15/32 - MBIA Insured

       1,210   Galveston, Texas, General Obligation Bonds, Series 2001, 5.250%,       5/11 at 100.00           AAA        1,268,625
                 5/01/21 - AMBAC Insured

       2,435   Galveston, Texas, General Obligation Bonds, Series 2001, 5.250%,       5/11 at 100.00           AAA        2,573,771
                 5/01/21 (Pre-refunded 5/01/11) - AMBAC Insured

               Harris County Health Facilities Development Corporation,
               Texas, Thermal Utility Revenue Bonds, TECO Project, Series
               2003:
       2,240     5.000%, 11/15/16 - MBIA Insured                                     11/13 at 100.00           AAA        2,363,558
       2,355     5.000%, 11/15/17 - MBIA Insured                                     11/13 at 100.00           AAA        2,477,978

      13,000   Houston Area Water Corporation, Texas, Contract Revenue Bonds,         3/12 at 100.00           AAA       13,595,920
                 Northeast Water Purification Plant, Series 2002, 5.125%, 3/01/32
                 - FGIC Insured

       2,500   Houston Higher Education Finance Corporation, Texas, Revenue Bonds,   11/09 at 101.00           AAA        2,624,350
                 Rice University, Series 1999A, 5.375%, 11/15/29
                 (Pre-refunded 11/15/09)

       1,000   Houston, Texas, First Lien Combined Utility System Revenue Bonds,      5/14 at 100.00           AAA        1,079,220
                 Series 2004A, 5.250%, 5/15/24 - FGIC Insured

       4,345   San Antonio, Texas, Water System Senior Lien Revenue Refunding         5/12 at 100.00           AAA        4,673,917
                 Bonds, Series 2002, 5.500%, 5/15/17 - FSA Insured

       5,970   Texas Department of Housing and Community Affairs, Residential         7/11 at 100.00           AAA        6,141,578
                 Mortgage Revenue Bonds, Series 2001A, 5.350%, 7/01/33
                 (Alternative Minimum Tax)

       8,635   Texas Department of Housing and Community Affairs, Single Family       3/12 at 100.00           AAA        8,926,345
                 Mortgage Bonds, Series 2002B, 5.550%, 9/01/33 - MBIA Insured
                 (Alternative Minimum Tax)

               Texas Public Finance Authority, Revenue Bonds, Texas Southern
               University Financing System, Series 2002:
       3,520     5.125%, 11/01/20 - MBIA Insured                                      5/12 at 100.00           Aaa        3,724,934
       3,520     5.125%, 11/01/21 - MBIA Insured                                      5/12 at 100.00           Aaa        3,724,934

               Texas Student Housing Authority, Revenue Bonds, Austin Project,
               Senior Series 2001A:
       9,400     5.375%, 1/01/23 - MBIA Insured                                       1/12 at 102.00           Aaa       10,109,606
      11,665     5.500%, 1/01/33 - MBIA Insured                                       1/12 at 102.00           Aaa       12,627,946

       5,000   Texas Water Development Board, Senior Lien State Revolving Fund        1/10 at 100.00           AAA        5,187,250
                 Revenue Bonds, Series 1999B, 5.250%, 7/15/17

       9,145   Texas, General Obligation Bonds, Veterans Housing Assistance           6/12 at 100.00           Aa1        9,563,292
                 Program Fund II, Series 2002A-1, 5.250%, 12/01/22 (Alternative
                 Minimum Tax)

               Williamson County, Texas, General Obligation Bonds, Series 2002:
       3,500     5.200%, 2/15/21 (Pre-refunded 2/15/12) - FSA Insured                 2/12 at 100.00           AAA        3,726,030
       3,000     5.250%, 2/15/22 (Pre-refunded 2/15/12) - FSA Insured                 2/12 at 100.00           AAA        3,200,250
       7,340     5.250%, 2/15/23 (Pre-refunded 2/15/12) - FSA Insured                 2/12 at 100.00           AAA        7,829,945
       5,000     5.250%, 2/15/25 (Pre-refunded 2/15/12) - FSA Insured                 2/12 at 100.00           AAA        5,333,750
------------------------------------------------------------------------------------------------------------------------------------
     118,280   Total Texas                                                                                              124,952,964
------------------------------------------------------------------------------------------------------------------------------------


               Portfolio of INVESTMENTS April 30, 2007 (Unaudited)


   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               WASHINGTON - 14.8% (9.5% OF TOTAL INVESTMENTS)

$      5,385   Energy Northwest, Washington Public Power, Nine Canyon Wind Project    7/16 at 100.00           AAA    $   5,289,578
                 Revenue Bonds, Series 2006A, 4.500%, 7/01/30 - AMBAC Insured

       6,600   Energy Northwest, Washington, Electric Revenue Refunding Bonds,        7/12 at 100.00           AAA        7,079,820
                 Columbia Generating Station - Nuclear Project 2, Series 2002B,
                 5.350%, 7/01/18 - FSA Insured

       7,675   Energy Northwest, Washington, Electric Revenue Refunding Bonds,        7/12 at 100.00           AAA        8,283,551
                 Nuclear Project 1, Series 2002A, 5.500%, 7/01/15 - MBIA Insured

       2,500   Port of Seattle, Washington, Revenue Refunding Bonds, Series 2002D,   11/12 at 100.00           AAA        2,721,250
                 5.750%, 11/01/15 - FGIC Insured (Alternative Minimum Tax)

       2,200   Snohomish County School District 2, Everett, Washington, General      12/13 at 100.00           AAA        2,342,054
                 Obligation Bonds, Series 2003B, 5.000%, 6/01/17 - FSA Insured

       3,255   Thurston and Pierce Counties School District, Washington, General      6/13 at 100.00           Aaa        3,515,791
                 Obligation Bonds, Yelm Community Schools, Series 2003, 5.250%,
                 12/01/16 - FSA Insured

               Washington State Economic Development Finance Authority,
               Wastewater Revenue Bonds, LOTT Project, Series 2002:
       2,000     5.500%, 6/01/17 - AMBAC Insured                                      6/12 at 100.00           Aaa        2,152,580
       4,325     5.125%, 6/01/22 - AMBAC Insured                                      6/12 at 100.00           Aaa        4,556,950

      10,000   Washington State Healthcare Facilities Authority, Revenue Bonds,      10/11 at 100.00           Aaa       10,565,300
                 Children's Hospital and Regional Medical Center, Series 2001,
                 5.125%, 10/01/31 (Pre-refunded 10/01/11) - AMBAC Insured

      15,000   Washington State Healthcare Facilities Authority, Revenue Bonds,       8/13 at 102.00           AAA       15,740,849
                 Harrison Memorial Hospital, Series 1998, 5.000%, 8/15/28 - AMBAC
                 Insured

       5,170   Whitman County School District 267, Pullman, Washington, General       6/12 at 100.00           Aaa        5,448,198
                 Obligation Bonds, Series 2002, 5.000%, 12/01/20 - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------
      64,110   Total Washington                                                                                          67,695,921
------------------------------------------------------------------------------------------------------------------------------------

               WISCONSIN - 2.8% (1.8% OF TOTAL INVESTMENTS)

      11,950   Wisconsin, Transportation Revenue Refunding Bonds, Series 2002-1,      7/12 at 100.00           AAA       12,752,682
                 5.125%, 7/01/18 (Pre-refunded 7/01/12) - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
$    700,920   Total Investments (cost $671,839,024) - 155.3%                                                           709,402,818
============------------------------------------------------------------------------------------------------------------------------
               Floating Rate Obligations - (6.4)%                                                                       (29,025,000)
               ---------------------------------------------------------------------------------------------------------------------
               Other Assets Less Liabilities - 2.1%                                                                       9,471,745
               ---------------------------------------------------------------------------------------------------------------------
               Preferred Shares, at Liquidation Value - (51.0)%                                                        (233,000,000)
               ---------------------------------------------------------------------------------------------------------------------
               Net Assets Applicable to Common Shares - 100%                                                          $ 456,849,563
               =====================================================================================================================


        At least 80% of the Fund's net assets (including net assets attributable to Preferred shares) are invested in municipal securities that are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance which ensures the timely payment of principal and interest. Up to 20% of the Fund's net assets (including net assets attributable to Preferred shares) may be invested in municipal securities that are (i) either backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities (also ensuring the timely payment of principal and interest), or (ii) rated, at the time of investment, within the four highest grades (Baa or BBB or better by Moody's, S&P or Fitch) or unrated but judged to be of comparable quality by the Adviser.

 (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

 (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

 (3) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.

 N/R    Not rated.

(UB) Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

(IF)    Inverse floating rate investment.

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

             Nuveen Insured Tax-Free Advantage Municipal Fund (NEA)

             Portfolio of
                        INVESTMENTS April 30, 2007 (Unaudited)


   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               ALABAMA - 8.2% (5.5% OF TOTAL INVESTMENTS)

$      5,655   Colbert County-Northwest Health Care Authority, Alabama, Revenue       6/13 at 101.00          Baa3    $   5,944,762
                 Bonds, Helen Keller Hospital, Series 2003, 5.750%, 6/01/27

       3,100   Huntsville Healthcare Authority, Alabama, Revenue Bonds, Series        5/12 at 102.00           AAA        3,387,990
                 1998A, 5.400%, 6/01/22 (Pre-refunded 5/14/12) - MBIA Insured

       6,280   Jefferson County, Alabama, Sewer Revenue Capital Improvement           8/12 at 100.00           AAA        6,670,742
                 Warrants, Series 2002D, 5.000%, 2/01/32 (Pre-refunded 8/01/12) -
                 FGIC Insured

       1,750   Montgomery, Alabama, General Obligation Warrants, Series 2003,         5/12 at 101.00           AAA        1,857,048
                 5.000%, 5/01/21 - AMBAC Insured

       4,500   Sheffield, Alabama, Electric Revenue Bonds, Series 2003, 5.500%,       7/13 at 100.00           Aaa        4,846,185
                 7/01/29 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
      21,285   Total Alabama                                                                                             22,706,727
------------------------------------------------------------------------------------------------------------------------------------

               ARIZONA - 3.8% (2.5% OF TOTAL INVESTMENTS)

      10,000   Maricopa County Pollution Control Corporation, Arizona, Revenue       11/12 at 100.00           AAA       10,471,800
                 Bonds, Arizona Public Service Company - Palo Verde Project,
                 Series 2002A, 5.050%, 5/01/29 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------

               CALIFORNIA - 29.0% (19.3% OF TOTAL INVESTMENTS)

      26,300   California State Public Works Board, Lease Revenue Bonds,             12/12 at 100.00           AAA       27,416,696
                 Department of General Services, Capital East End Project, Series
                 2002A, 5.000%, 12/01/27 - AMBAC Insured

       7,500   California, General Obligation Bonds, Series 2004, 5.000%, 4/01/31     4/14 at 100.00           AAA        8,089,275
                 - AMBAC Insured

      13,500   California, General Obligation Refunding Bonds, Series 2002,           4/12 at 100.00           AAA       14,246,414
                 5.250%, 4/01/30 - XLCA Insured

       2,910   Cathedral City Public Financing Authority, California, Tax             8/12 at 102.00           AAA        3,063,357
                 Allocation Bonds, Housing Set-Aside, Series 2002D, 5.000%,
                 8/01/26 - MBIA Insured

         250   Golden State Tobacco Securitization Corporation, California,           6/17 at 100.00           BBB          250,770
                 Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2007A-1,
                 5.125%, 6/01/47

       2,500   Irvine Public Facilities and Infrastructure Authority, California,     9/07 at 103.00           AAA        2,580,900
                 Assessment Revenue Bonds, Series 2003C, 5.000%, 9/02/23 - AMBAC
                 Insured

       4,000   Montara Sanitation District, California, General Obligation Bonds,     8/11 at 101.00           AAA        4,170,200
                 Series 2003, 5.000%, 8/01/28 - FGIC Insured

               Plumas County, California, Certificates of Participation, Capital
               Improvement Program, Series 2003A:
       1,130     5.250%, 6/01/19 - AMBAC Insured                                      6/13 at 101.00           AAA        1,218,343
       1,255     5.250%, 6/01/21 - AMBAC Insured                                      6/13 at 101.00           AAA        1,349,175

       1,210   Redding Joint Powers Financing Authority, California, Lease Revenue    3/13 at 100.00           AAA        1,263,748
                 Bonds, Capital Improvement Projects, Series 2003A, 5.000%,
                 3/01/23 - AMBAC Insured

       3,750   Sacramento Municipal Utility District, California, Electric Revenue    8/13 at 100.00           AAA        3,936,338
                 Bonds, Series 2003R, 5.000%, 8/15/28 - MBIA Insured

       1,500   San Diego Community College District, California, General              5/13 at 100.00           AAA        1,567,950
                 Obligation Bonds, Series 2003A, 5.000%, 5/01/28 - FSA Insured

       3,000   San Jose Redevelopment Agency, California, Tax Allocation Bonds,       8/10 at 101.00           AAA        3,158,640
                 Merged Area Redevelopment Project, Series 2002, 5.000%, 8/01/32
                 (Pre-refunded 8/01/10) - MBIA Insured

       1,055   Turlock Irrigation District, California, Certificates of               1/13 at 100.00           AAA        1,099,563
                 Participation, Series 2003A, 5.000%, 1/01/28 - MBIA Insured

       6,300   University of California, Revenue Bonds, Multi-Purpose Projects,       5/13 at 100.00           AAA        6,586,902
                 Series 2003A, 5.000%, 5/15/33 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
      76,160   Total California                                                                                          79,998,271
------------------------------------------------------------------------------------------------------------------------------------


               Portfolio of INVESTMENTS April 30, 2007 (Unaudited)


   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               COLORADO - 3.7% (2.5% OF TOTAL INVESTMENTS)

               Bowles Metropolitan District, Colorado, General Obligation Bonds,
               Series 2003:
$      4,300     5.500%, 12/01/23 - FSA Insured                                      12/13 at 100.00           AAA    $   4,696,073
       3,750     5.500%, 12/01/28 - FSA Insured                                      12/13 at 100.00           AAA        4,079,513

       1,450   Colorado Educational and Cultural Facilities Authority, Charter        8/14 at 100.00           AAA        1,550,790
                 School Revenue Bonds, Peak-to-Peak Charter School, Series 2004,
                 5.250%, 8/15/24 - XLCA Insured
------------------------------------------------------------------------------------------------------------------------------------
       9,500   Total Colorado                                                                                            10,326,376
------------------------------------------------------------------------------------------------------------------------------------

               DISTRICT OF COLUMBIA - 0.2% (0.1% OF TOTAL INVESTMENTS)

         500   Washington Convention Center Authority, District of Columbia,         10/16 at 100.00           Aaa          490,290
                 Senior Lien Dedicated Tax Revenue Bonds, Series 2007, Residuals
                 1606, 5.462%, 10/01/30 - AMBAC Insured (IF)
------------------------------------------------------------------------------------------------------------------------------------

               FLORIDA - 1.2% (0.8% OF TOTAL INVESTMENTS)

       3,000   Pinellas County Health Facilities Authority, Florida, Revenue          5/13 at 100.00       Aa3 (4)        3,277,170
                 Bonds, Baycare Health System, Series 2003, 5.500%, 11/15/27
                 (Pre-refunded 5/15/13)
------------------------------------------------------------------------------------------------------------------------------------

               GEORGIA - 2.0% (1.3% OF TOTAL INVESTMENTS)

       1,410   DeKalb County, Georgia, Water and Sewer Revenue Bonds, Series         10/16 at 100.00           AAA        1,499,775
                 2006A, 5.000%, 10/01/35 - FSA Insured

       3,825   Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax       1/13 at 100.00           AAA        4,074,008
                 Revenue Bonds, Second Indenture Series 2002, 5.000%, 7/01/32
                 (Pre-refunded 1/01/13) - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
       5,235   Total Georgia                                                                                              5,573,783
------------------------------------------------------------------------------------------------------------------------------------

               ILLINOIS - 3.7% (2.5% OF TOTAL INVESTMENTS)

         905   Cook County School District 100, Berwyn South, Illinois, General      12/13 at 100.00           Aaa          985,473
                 Obligation Refunding Bonds, Series 2003B, 5.250%, 12/01/21
                 (Pre-refunded 12/01/13) - FSA Insured

               Cook County School District 145, Arbor Park, Illinois,
               General Obligation Bonds, Series 2004:
       3,285     5.125%, 12/01/20 - FSA Insured                                      12/14 at 100.00           Aaa        3,521,553
       2,940     5.125%, 12/01/23 - FSA Insured                                      12/14 at 100.00           Aaa        3,138,038

       2,500   Illinois Health Facilities Authority, Revenue Bonds, Lake Forest       7/13 at 100.00            A-        2,595,775
                 Hospital, Series 2003, 5.250%, 7/01/23
------------------------------------------------------------------------------------------------------------------------------------
       9,630   Total Illinois                                                                                            10,240,839
------------------------------------------------------------------------------------------------------------------------------------

               INDIANA - 8.8% (5.8% OF TOTAL INVESTMENTS)

       2,500   Evansville, Indiana, Sewerage Works Revenue Refunding Bonds, Series    7/13 at 100.00           AAA        2,622,800
                 2003A, 5.000%, 7/01/23 - AMBAC Insured

       2,190   Indiana Bond Bank, Advance Purchase Funding Bonds, Common School       8/13 at 100.00           AAA        2,308,610
                 Fund, Series 2003B, 5.000%, 8/01/19 - MBIA Insured

       1,000   Indiana University, Student Fee Revenue Bonds, Series 2003O,           8/13 at 100.00           AAA        1,050,830
                 5.000%, 8/01/22 - FGIC Insured

               IPS Multi-School Building Corporation, Indiana, First Mortgage
               Revenue Bonds, Series 2003:
      11,020     5.000%, 7/15/19 (Pre-refunded 7/15/13) - MBIA Insured                7/13 at 100.00           AAA       11,803,191
       6,000     5.000%, 7/15/20 (Pre-refunded 7/15/13) - MBIA Insured                7/13 at 100.00           AAA        6,426,420
------------------------------------------------------------------------------------------------------------------------------------
      22,710   Total Indiana                                                                                             24,211,851
------------------------------------------------------------------------------------------------------------------------------------

               KANSAS - 2.4% (1.6% OF TOTAL INVESTMENTS)

       6,250   Kansas Development Finance Authority, Board of Regents, Revenue        4/13 at 102.00           AAA        6,659,813
                 Bonds, Scientific Research and Development Facilities Projects,
                 Series 2003C, 5.000%, 10/01/22 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------

               KENTUCKY - 0.4% (0.3% OF TOTAL INVESTMENTS)

         985   Kentucky State Property and Buildings Commission, Revenue Refunding    8/13 at 100.00           AAA        1,054,994
                 Bonds, Project 77, Series 2003, 5.000%, 8/01/23 (Pre-refunded
                 8/01/13) - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------

               LOUISIANA - 2.2% (1.5% OF TOTAL INVESTMENTS)

       5,785   New Orleans, Louisiana, General Obligation Refunding Bonds, Series    12/12 at 100.00           AAA        6,116,133
                 2002, 5.300%, 12/01/27 - FGIC Insured
------------------------------------------------------------------------------------------------------------------------------------



   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               MASSACHUSETTS - 5.0% (3.3% OF TOTAL INVESTMENTS)

$      9,000   Massachusetts Bay Transportation Authority, Senior Sales Tax           7/12 at 100.00           AAA    $   9,556,380
                 Revenue Refunding Bonds, Series 2002A, 5.000%, 7/01/27
                 (Pre-refunded 7/01/12) - FGIC Insured

       1,125   Massachusetts Development Finance Authority, Revenue Bonds,            9/13 at 100.00            A1        1,180,710
                 Middlesex School, Series 2003, 5.125%, 9/01/23

       3,000   Massachusetts Turnpike Authority, Metropolitan Highway System          7/07 at 102.00           AAA        3,044,910
                 Revenue Bonds, Senior Series 1997A, 5.000%, 1/01/37 -
                 MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
      13,125   Total Massachusetts                                                                                       13,782,000
------------------------------------------------------------------------------------------------------------------------------------

               MICHIGAN - 11.5% (7.7% OF TOTAL INVESTMENTS)

       6,130   Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds,      7/13 at 100.00           AAA        6,546,472
                 Series 2003A, 5.000%, 7/01/23 (Pre-refunded 7/01/13) - MBIA
                 Insured

       4,465   Detroit, Michigan, Senior Lien Water Supply System Revenue             7/13 at 100.00           AAA        4,694,278
                 Refunding Bonds, Series 2003C, 5.000%, 7/01/22 - MBIA Insured

      10,800   Michigan Strategic Fund, Limited Obligation Resource Recovery         12/12 at 100.00           AAA       11,348,532
                 Revenue Refunding Bonds, Detroit Edison Company, Series 2002D,
                 5.250%, 12/15/32 - XLCA Insured

       2,250   Romulus Community Schools, Wayne County, Michigan, General             5/11 at 100.00            AA        2,359,013
                 Obligation Refunding Bonds, Series 2001, 5.250%, 5/01/25

       6,500   Wayne County, Michigan, Limited Tax General Obligation Airport        12/11 at 101.00           AAA        6,774,365
                 Hotel Revenue Bonds, Detroit Metropolitan Wayne County Airport,
                 Series 2001A, 5.000%, 12/01/30 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
      30,145   Total Michigan                                                                                            31,722,660
------------------------------------------------------------------------------------------------------------------------------------

               MISSOURI - 1.1% (0.7% OF TOTAL INVESTMENTS)

         240   Clay County Public School District 53, Liberty, Missouri, General      3/14 at 100.00           AAA          259,116
                 Obligation Bonds, Series 2004, 5.250%, 3/01/24 - FSA Insured

         215   Clay County Public School District 53, Liberty, Missouri, General      3/14 at 100.00           AAA          232,125
                 Obligation Bonds, Series 2004, 5.250%, 3/01/23 - FSA Insured

               Clay County Public School District 53, Liberty, Missouri,
               General Obligation Bonds, Series 2004:
       1,110     5.250%, 3/01/23 (Pre-refunded 3/01/14) - FSA Insured                 3/14 at 100.00           AAA        1,209,878
       1,260     5.250%, 3/01/24 (Pre-refunded 3/01/14) - FSA Insured                 3/14 at 100.00           AAA        1,373,375
------------------------------------------------------------------------------------------------------------------------------------
       2,825   Total Missouri                                                                                             3,074,494
------------------------------------------------------------------------------------------------------------------------------------

               NEBRASKA - 1.9% (1.3% OF TOTAL INVESTMENTS)

       5,000   Lincoln, Nebraska, Sanitary Sewerage System Revenue Refunding          6/13 at 100.00           AAA        5,230,300
                 Bonds, Series 2003, 5.000%, 6/15/28 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------

               NEW MEXICO - 0.8% (0.5% OF TOTAL INVESTMENTS)

       1,975   New Mexico State University, Revenue Bonds, Series 2004, 5.000%,       4/14 at 100.00           AAA        2,101,874
                 4/01/19 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------

               NEW YORK - 10.9% (7.2% OF TOTAL INVESTMENTS)

          20   Hudson Yards Infrastructure Corporation, New York, Revenue Bonds,      2/17 at 100.00           AAA           19,176
                 Driver Trust 1649, 2006, 5.313%, 2/15/47 - MBIA Insured (IF)

       1,960   Hudson Yards Infrastructure Corporation, New York, Revenue Bonds,      2/17 at 100.00           AAA        1,933,050
                 Series 2006A, 4.500%, 2/15/47 - MBIA Insured (UB)

      25,000   Metropolitan Transportation Authority, New York, Transportation       11/12 at 100.00           AAA       26,117,499
                 Revenue Refunding Bonds, Series 2002F, 5.000%, 11/15/31 -
                 MBIA Insured

       1,850   New York State Urban Development Corporation, Service Contract         3/15 at 100.00           AAA        1,964,201
                 Revenue Bonds, Series 2005B, 5.000%, 3/15/25 - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------
      28,830   Total New York                                                                                            30,033,926
------------------------------------------------------------------------------------------------------------------------------------

               NORTH CAROLINA - 3.4% (2.2% OF TOTAL INVESTMENTS)

       8,700   North Carolina Medical Care Commission, Revenue Bonds, Maria Parham   10/13 at 100.00            AA        9,222,000
                 Medical Center, Series 2003, 5.375%, 10/01/33 - RAAI Insured
------------------------------------------------------------------------------------------------------------------------------------


               Portfolio of INVESTMENTS April 30, 2007 (Unaudited)


   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               OKLAHOMA - 0.4% (0.3% OF TOTAL INVESTMENTS)

$      1,000   Oklahoma Capitol Improvement Authority, State Facilities Revenue       7/15 at 100.00           AAA    $   1,062,960
                 Bonds, Series 2005F, 5.000%, 7/01/24 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------

               OREGON - 3.2% (2.1% OF TOTAL INVESTMENTS)

       8,350   Oregon Health Sciences University, Revenue Bonds, Series 2002A,        1/13 at 100.00           AAA        8,709,134
                 5.000%, 7/01/32 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------

               PENNSYLVANIA - 8.9% (5.9% OF TOTAL INVESTMENTS)

       3,000   Lehigh County General Purpose Authority, Pennsylvania, Hospital        8/13 at 100.00      Baa1 (4)        3,252,960
                 Revenue Bonds, St. Luke's Hospital of Bethlehem, Series 2003,
                 5.375%, 8/15/33 (Pre-refunded 8/15/13)

       2,000   Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General           8/13 at 100.00           AAA        2,079,800
                 Ordinance, Fourth Series 1998, 5.000%, 8/01/32 - FSA Insured

         925   Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds,        8/07 at 102.00           AAA          964,211
                 Series 1997A, 5.125%, 8/01/27 - AMBAC Insured (ETM)

       4,075   Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds,        8/07 at 102.00           AAA        4,169,662
                 Series 1997A, 5.125%, 8/01/27 (Pre-refunded 8/01/07) - AMBAC
                 Insured

      13,000   State Public School Building Authority, Pennsylvania, Lease Revenue    6/13 at 100.00           AAA       13,902,069
                 Bonds, Philadelphia School District, Series 2003, 5.000%, 6/01/33
                 (Pre-refunded 6/01/13) - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------
      23,000   Total Pennsylvania                                                                                        24,368,702
------------------------------------------------------------------------------------------------------------------------------------

               SOUTH CAROLINA - 7.3% (4.9% OF TOTAL INVESTMENTS)

       5,000   Florence County, South Carolina, Hospital Revenue Bonds, McLeod       11/14 at 100.00           AAA        5,356,500
                 Regional Medical Center, Series 2004A, 5.250%, 11/01/23 - FSA
                 Insured

               Greenville County School District, South Carolina, Installment
               Purchase Revenue Bonds, Series 2003:
       3,000     5.000%, 12/01/22                                                    12/13 at 100.00           AA-        3,130,590
       1,785     5.000%, 12/01/23                                                    12/13 at 100.00           AA-        1,860,613

       1,365   Myrtle Beach, South Carolina, Water and Sewerage System Revenue        3/13 at 100.00           AAA        1,482,840
                 Refunding Bonds, Series 2003, 5.375%, 3/01/19
                 (Pre-refunded 3/01/13) - FGIC Insured

       8,000   South Carolina Transportation Infrastructure Bank, Revenue Bonds,     10/12 at 100.00           Aaa        8,346,480
                 Series 2002A, 5.000%, 10/01/33 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
      19,150   Total South Carolina                                                                                      20,177,023
------------------------------------------------------------------------------------------------------------------------------------

               TEXAS - 13.0% (8.6% OF TOTAL INVESTMENTS)

       7,975   Fort Bend Independent School District, Fort Bend County, Texas,        8/10 at 100.00           AAA        8,230,599
                 General Obligation Bonds, Series 2000, 5.000%, 8/15/25

      12,500   Grand Prairie Independent School District, Dallas County, Texas,       2/13 at 100.00           AAA       13,396,749
                 General Obligation Bonds, Series 2003, 5.125%, 2/15/31
                 (Pre-refunded 2/15/13) - FSA Insured

       2,000   Houston, Texas, First Lien Combined Utility System Revenue Bonds,      5/14 at 100.00           AAA        2,158,440
                 Series 2004A, 5.250%, 5/15/25 - MBIA Insured

       5,515   Houston, Texas, General Obligation Refunding Bonds, Series 2002,       3/12 at 100.00           AAA        5,863,713
                 5.250%, 3/01/20 - MBIA Insured

       5,850   Katy Independent School District, Harris, Fort Bend and Waller         2/12 at 100.00           AAA        6,171,867
                 Counties, Texas, General Obligation Bonds, Series 2002A, 5.125%,
                 2/15/18
------------------------------------------------------------------------------------------------------------------------------------
      33,840   Total Texas                                                                                               35,821,368
------------------------------------------------------------------------------------------------------------------------------------

               VIRGINIA - 0.6% (0.4% OF TOTAL INVESTMENTS)

       1,500   Hampton, Virginia, Revenue Bonds, Convention Center Project, Series    1/13 at 100.00           AAA        1,573,410
                 2002, 5.125%, 1/15/28 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------

               WASHINGTON - 9.1% (6.0% OF TOTAL INVESTMENTS)

       4,945   Broadway Office Properties, King County, Washington, Lease Revenue    12/12 at 100.00           AAA        5,133,751
                 Bonds, Washington Project, Series 2002, 5.000%, 12/01/31 - MBIA
                 Insured

       5,250   Chelan County Public Utility District 1, Washington, Hydro             7/12 at 100.00           AAA        5,465,303
                 Consolidated System Revenue Bonds, Series 2002C, 5.125%, 7/01/33
                 - AMBAC Insured

       2,135   Kitsap County Consolidated Housing Authority, Washington, Revenue      7/13 at 100.00           Aaa        2,230,990
                 Bonds, Bremerton Government Center, Series 2003, 5.000%, 7/01/23
                 - MBIA Insured



   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               WASHINGTON (continued)

$      1,935   Pierce County School District 343, Dieringer, Washington, General      6/13 at 100.00           Aaa    $   2,079,158
                 Obligation Refunding Bonds, Series 2003, 5.250%, 12/01/17 -
                 FGIC Insured

       9,670   Washington State, General Obligation Bonds, Series 2003D, 5.000%,      6/13 at 100.00           AAA       10,155,531
                 12/01/21 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
      23,935   Total Washington                                                                                          25,064,733
------------------------------------------------------------------------------------------------------------------------------------

               WEST VIRGINIA - 1.2% (0.8% OF TOTAL INVESTMENTS)

       3,000   West Virginia State Building Commission, Lease Revenue Refunding         No Opt. Call           AAA        3,388,830
                 Bonds, Regional Jail and Corrections Facility, Series 1998A,
                 5.375%, 7/01/21 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------

               WISCONSIN - 6.6% (4.4% OF TOTAL INVESTMENTS)

       1,190   Sun Prairie Area School District, Dane County, Wisconsin, General      3/14 at 100.00           Aaa        1,285,890
                 Obligation Bonds, Series 2004C, 5.250%, 3/01/24 - FSA Insured

       4,605   Wisconsin Health and Educational Facilities Authority, Revenue         9/13 at 100.00          BBB+        4,941,211
                 Bonds, Franciscan Sisters of Christian Charity Healthcare
                 Ministry, Series 2003A, 5.875%, 9/01/33

       3,000   Wisconsin Health and Educational Facilities Authority, Revenue           No Opt. Call           Aaa        3,440,670
                 Bonds, Meriter Hospital Inc., Series 1992A, 6.000%, 12/01/22 -
                 FGIC Insured

       3,600   Wisconsin Health and Educational Facilities Authority, Revenue         8/13 at 100.00            A-        3,683,232
                 Bonds, Wheaton Franciscan Services Inc., Series 2003A, 5.125%,
                 8/15/33

       4,750   Wisconsin Health and Educational Facilities Authority, Revenue         8/08 at 102.00           AAA        4,914,208
                 Refunding Bonds, Wausau Hospital Inc., Series 1998A, 5.125%,
                 8/15/20 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
      17,145   Total Wisconsin                                                                                           18,265,211
------------------------------------------------------------------------------------------------------------------------------------
$    392,560   Total Investments (cost $393,192,997) - 150.5%                                                           414,726,672
============------------------------------------------------------------------------------------------------------------------------
               Floating Rate Obligations - (0.5)%                                                                        (1,305,000)
               ---------------------------------------------------------------------------------------------------------------------
               Other Assets Less Liabilities - 2.3%                                                                       6,169,149
               ---------------------------------------------------------------------------------------------------------------------
               Preferred Shares, at Liquidation Value - (52.3)%                                                        (144,000,000)
               ---------------------------------------------------------------------------------------------------------------------
               Net Assets Applicable to Common Shares - 100%                                                          $ 275,590,821
               =====================================================================================================================


        At least 80% of the Fund's net assets (including net assets attributable to Preferred shares) are invested in municipal securities that are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance which ensures the timely payment of principal and interest. Up to 20% of the Fund's net assets (including net assets attributable to Preferred shares) may be invested in municipal securities that are (i) either backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities (also ensuring the timely payment of principal and interest), or (ii) rated, at the time of investment, within the four highest grades (Baa or BBB or better by Moody's, S&P or Fitch) or unrated but judged to be of comparable quality by the Adviser.

  (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

  (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

  (3) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.

  (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

(ETM)   Escrowed to maturity.

 (UB) Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

 (IF)   Inverse floating rate investment.

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Statement of
      ASSETS AND LIABILITIES April 30, 2007 (Unaudited)


                                                   INSURED          INSURED          PREMIER
                                                   QUALITY      OPPORTUNITY   INSURED INCOME
                                                     (NQI)            (NIO)            (NIF)
--------------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $883,569,834,
   $1,852,064,037, $441,150,896,
   $840,940,187, $671,839,024 and
   $393,192,997, respectively)              $  931,823,149   $1,966,338,416   $  467,203,669
Cash                                                    --               --        1,271,420
Receivables:
   Interest                                     12,791,435       29,494,449        7,382,891
   Investments sold                             16,180,000       29,524,227          170,000
Unrealized appreciation on forward swaps                --               --               --
Other assets                                        71,175          195,438           38,946
--------------------------------------------------------------------------------------------
     Total assets                              960,865,759    2,025,552,530      476,066,926
--------------------------------------------------------------------------------------------

LIABILITIES
Cash overdraft                                   1,023,020        6,771,515               --
Floating rate obligations                       54,055,000       89,495,000       19,520,000
Payable for investments purchased                3,689,582               --               --
Accrued expenses:
   Management fees                                 449,348          941,251          231,399
   Other                                           186,535          393,714          164,780
Preferred share dividends payable                  153,375          320,969           48,316
--------------------------------------------------------------------------------------------
     Total liabilities                          59,556,860       97,922,449       19,964,495
--------------------------------------------------------------------------------------------
Preferred shares, at liquidation value         318,000,000      680,000,000      161,000,000
--------------------------------------------------------------------------------------------
Net assets applicable to
   Common shares                            $  583,308,899   $1,247,630,081   $  295,102,431
============================================================================================
Common shares outstanding                       38,295,278       81,138,036       19,419,608
============================================================================================
Net asset value per Common share
   outstanding (net assets applicable to
   Common shares, divided by Common
   shares outstanding)                      $        15.23   $        15.38   $        15.20
============================================================================================
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
--------------------------------------------------------------------------------------------
Common shares, $.01 par value
   per share                                $      382,953   $      811,380   $      194,196
Paid-in surplus                                534,535,198    1,128,874,275      269,465,714
Undistributed (Over-distribution of)
   net investment income                         1,046,714        3,075,130         (571,164)
Accumulated net realized gain (loss)
   from investments and
   derivative transactions                        (909,281)         594,917          (39,088)
Net unrealized appreciation
   (depreciation) of investments
   and derivative transactions                  48,253,315      114,274,379       26,052,773
--------------------------------------------------------------------------------------------
Net assets applicable to
   Common shares                            $  583,308,899   $1,247,630,081   $  295,102,431
============================================================================================
Authorized shares:
   Common                                      200,000,000      200,000,000      200,000,000
   Preferred                                     1,000,000        1,000,000        1,000,000
============================================================================================

                                                   INSURED          INSURED          INSURED
                                                   PREMIUM         DIVIDEND         TAX-FREE
                                                  INCOME 2        ADVANTAGE        ADVANTAGE
                                                     (NPX)            (NVG)            (NEA)
--------------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $883,569,834,
   $1,852,064,037, $441,150,896,
   $840,940,187, $671,839,024 and
   $393,192,997, respectively)              $  873,909,862   $  709,402,818   $  414,726,672
Cash                                               756,323          535,820           71,260
Receivables:
   Interest                                     14,010,038        9,461,425        6,330,760
   Investments sold                                     --               --               --
Unrealized appreciation on forward swaps           205,469               --               --
Other assets                                        79,097           29,209           31,759
--------------------------------------------------------------------------------------------
     Total assets                              888,960,789      719,429,272      421,160,451
--------------------------------------------------------------------------------------------

LIABILITIES
Cash overdraft                                          --               --               --
Floating rate obligations                       91,720,000       29,025,000        1,305,000
Payable for investments purchased                3,116,228               --               --
Accrued expenses:
   Management fees                                 396,456          204,601          103,037
   Other                                           235,047          210,412           78,049
Preferred share dividends payable                  126,234          139,696           83,544
--------------------------------------------------------------------------------------------
     Total liabilities                          95,593,965       29,579,709        1,569,630
--------------------------------------------------------------------------------------------
Preferred shares, at liquidation value         268,900,000      233,000,000      144,000,000
--------------------------------------------------------------------------------------------
Net assets applicable to
   Common shares                            $  524,466,824   $  456,849,563   $  275,590,821
============================================================================================
Common shares outstanding                       37,353,512       29,810,565       18,517,377
============================================================================================
Net asset value per Common share
   outstanding (net assets applicable to
   Common shares, divided by Common
   shares outstanding)                      $        14.04   $        15.33   $        14.88
============================================================================================
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
--------------------------------------------------------------------------------------------
Common shares, $.01 par value
   per share                                $      373,535   $      298,106   $      185,174
Paid-in surplus                                491,941,518      423,526,136      261,559,857
Undistributed (Over-distribution of)
   net investment income                          (519,559)        (777,976)        (349,304)
Accumulated net realized gain (loss)
   from investments and
   derivative transactions                        (503,814)      (3,760,497)      (7,338,581)
Net unrealized appreciation
   (depreciation) of investments
   and derivative transactions                  33,175,144       37,563,794       21,533,675
--------------------------------------------------------------------------------------------
Net assets applicable to
   Common shares                            $  524,466,824   $  456,849,563   $  275,590,821
============================================================================================
Authorized shares:
   Common                                        Unlimited        Unlimited        Unlimited
   Preferred                                     Unlimited        Unlimited        Unlimited
============================================================================================


                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Statement of
    OPERATIONS Six Months Ended April 30, 2007 (Unaudited)


                                                   INSURED          INSURED          PREMIER
                                                   QUALITY      OPPORTUNITY   INSURED INCOME
                                                     (NQI)            (NIO)            (NIF)
--------------------------------------------------------------------------------------------
INVESTMENT INCOME                           $   23,167,831   $   48,019,439   $   11,464,750
--------------------------------------------------------------------------------------------

EXPENSES
Management fees                                  2,731,369        5,721,907        1,406,785
Preferred shares - auction fees                    394,232          843,013          199,596
Preferred shares - dividend disbursing
   agent fees                                       24,793           34,712           14,877
Shareholders' servicing agent fees
   and expenses                                     39,007           64,008           13,333
Floating rate obligations interest
   expense and fees                                901,477        1,385,618          302,949
Custodian's fees and expenses                       82,025          165,950           45,280
Directors'/Trustees' fees and expenses               1,143           17,549            4,244
Professional fees                                   18,039           40,041           11,820
Shareholders' reports - printing and
   mailing expenses                                 42,986           95,164           24,723
Stock exchange listing fees                          6,908           14,516            4,814
Investor relations expense                          56,747          120,385           29,078
Portfolio insurance expense                             --            9,403               --
Other expenses                                      26,461           43,002           14,190
--------------------------------------------------------------------------------------------
Total expenses before custodian fee credit
     and expense reimbursement                   4,325,187        8,555,268        2,071,689
   Custodian fee credit                            (68,484)        (110,700)         (29,261)
   Expense reimbursement                                --               --               --
--------------------------------------------------------------------------------------------
Net expenses                                     4,256,703        8,444,568        2,042,428
--------------------------------------------------------------------------------------------
Net investment income                           18,911,128       39,574,871        9,422,322
--------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from investments          251,736          599,408          125,602
Change in net unrealized appreciation
   (depreciation) of investments                (6,458,093)     (12,296,742)      (3,550,137)
Change in net unrealized appreciation
   (depreciation) of forward swaps                      --               --               --
--------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)         (6,206,357)     (11,697,334)      (3,424,535)
--------------------------------------------------------------------------------------------

DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
From net investment income                      (5,422,757)     (11,446,632)      (2,788,814)
From accumulated net realized gains                     --         (491,009)              --
--------------------------------------------------------------------------------------------
Decrease in net assets applicable to
   Common shares from distributions
   to Preferred shareholders                    (5,422,757)     (11,937,641)      (2,788,814)
--------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares
   from operations                          $    7,282,014   $   15,939,896   $    3,208,973
============================================================================================

                                                   INSURED          INSURED          INSURED
                                                   PREMIUM         DIVIDEND         TAX-FREE
                                                  INCOME 2        ADVANTAGE        ADVANTAGE
                                                     (NPX)            (NVG)            (NEA)
--------------------------------------------------------------------------------------------
INVESTMENT INCOME                           $   20,427,928   $   17,028,752   $    9,928,501
--------------------------------------------------------------------------------------------

EXPENSES
Management fees                                  2,410,449        2,102,429        1,293,015
Preferred shares - auction fees                    333,362          288,856          178,520
Preferred shares - dividend disbursing
   agent fees                                       24,793           14,877            9,918
Shareholders' servicing agent fees
   and expenses                                     22,438            3,718            2,275
Floating rate obligations interest
   expense and fees                              1,319,179          485,049           18,009
Custodian's fees and expenses                       86,736           68,859           47,049
Directors'/Trustees' fees and expenses               7,236            6,236            4,007
Professional fees                                   14,152           16,832           11,585
Shareholders' reports - printing and
   mailing expenses                                 40,985           37,024           22,576
Stock exchange listing fees                          6,682            1,257              780
Investor relations expense                          50,626           43,655           26,279
Portfolio insurance expense                             --               --               --
Other expenses                                      19,854           16,048           10,860
--------------------------------------------------------------------------------------------
Total expenses before custodian fee credit
      and expense reimbursement                  4,336,492        3,084,840        1,624,873
   Custodian fee credit                            (54,259)         (55,357)         (10,381)
   Expense reimbursement                                --       (1,001,691)        (667,128)
--------------------------------------------------------------------------------------------
Net expenses                                     4,282,233        2,027,792          947,364
--------------------------------------------------------------------------------------------
Net investment income                           16,145,695       15,000,960        8,981,137
--------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from investments          481,438        1,100,379          123,751
Change in net unrealized appreciation
   (depreciation) of investments                (4,597,729)      (5,825,479)      (1,036,638)
Change in net unrealized appreciation
   (depreciation) of forward swaps                 205,469               --               --
--------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)         (3,910,822)      (4,725,100)        (912,887)
--------------------------------------------------------------------------------------------

DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
From net investment income                      (4,649,475)      (4,058,814)      (2,460,129)
From accumulated net realized gains                     --               --               --
--------------------------------------------------------------------------------------------
Decrease in net assets applicable to
   Common shares from distributions
   to Preferred shareholders                    (4,649,475)      (4,058,814)      (2,460,129)
--------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares
   from operations                          $    7,585,398   $    6,217,046   $    5,608,121
============================================================================================


                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Statement of
      CHANGES IN NET ASSETS (Unaudited)


                                                                                INSURED QUALITY (NQI)
                                                                          ----------------------------------
                                                                               SIX MONTHS              YEAR
                                                                                    ENDED             ENDED
                                                                                  4/30/07          10/31/06
------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                                     $    18,911,128   $    37,757,102
Net realized gain (loss) from investments                                         251,736        (1,191,796)
Net realized gain (loss) from forward swaps                                            --                --
Net increase from payments by the Adviser for losses realized on the disposal of investments purchased in violation of
    investment restrictions                                                            --            27,762
Change in net unrealized appreciation (depreciation) of investments            (6,458,093)       10,625,581
Change in net unrealized appreciation (depreciation) of forward swaps                  --                --
Distributions to Preferred Shareholders:
    From net investment income                                                 (5,422,757)       (9,396,258)
    From accumulated net realized gains                                                --          (565,042)
------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable
    to Common shares from operations                                            7,282,014        37,257,349
------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income                                                    (13,901,191)      (30,556,817)
From accumulated net realized gains                                                    --        (2,966,866)
------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares
    from distributions to Common shareholders                                 (13,901,191)      (33,523,683)
------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Net proceeds from Common shares issued to shareholders
    due to reinvestment of distributions                                               --           417,197
------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to Common
    shares from capital share transactions                                             --           417,197
------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to Common shares              (6,619,177)        4,150,863
Net assets applicable to Common shares at the beginning of period             589,928,076       585,777,213
------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares at the end of period               $   583,308,899   $   589,928,076
============================================================================================================
Undistributed (Over-distribution of) net investment income
    at the end of period                                                  $     1,046,714   $     1,459,534
============================================================================================================

                                                                              INSURED OPPORTUNITY (NIO)
                                                                          ----------------------------------
                                                                               SIX MONTHS              YEAR
                                                                                    ENDED             ENDED
                                                                                  4/30/07          10/31/06
------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                                     $    39,574,871   $    79,500,285
Net realized gain (loss) from investments                                         599,408         1,907,145
Net realized gain (loss) from forward swaps                                            --                --
Net increase from payments by the Adviser for losses realized on the disposal of investments purchased in violation of
    investment restrictions                                                            --            42,338
Change in net unrealized appreciation (depreciation) of investments           (12,296,742)       25,620,352
Change in net unrealized appreciation (depreciation) of forward swaps                  --                --
Distributions to Preferred Shareholders:
    From net investment income                                                (11,446,632)      (19,724,590)
    From accumulated net realized gains                                          (491,009)       (2,314,744)
------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable
    to Common shares from operations                                           15,939,896        85,030,786
------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income                                                    (29,939,943)      (65,186,316)
From accumulated net realized gains                                            (1,541,606)      (11,310,643)
------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares
    from distributions to Common shareholders                                 (31,481,549)      (76,496,959)
------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Net proceeds from Common shares issued to shareholders
    due to reinvestment of distributions                                               --                --
------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to Common
    shares from capital share transactions                                             --                --
------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to Common shares             (15,541,653)        8,533,827
Net assets applicable to Common shares at the beginning of period           1,263,171,734     1,254,637,907
------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares at the end of period               $ 1,247,630,081   $ 1,263,171,734
============================================================================================================
Undistributed (Over-distribution of) net investment income
    at the end of period                                                  $     3,075,130   $     4,886,834
============================================================================================================


                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                                                                   PREMIER INSURED
                                                                                    INCOME (NIF)
                                                                          ----------------------------------
                                                                               SIX MONTHS              YEAR
                                                                                    ENDED             ENDED
                                                                                  4/30/07          10/31/06
------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                                     $     9,422,322   $    19,010,574
Net realized gain (loss) from investments                                         125,602          (164,691)
Net realized gain (loss) from forward swaps                                            --                --
Net increase from payments by the Adviser for losses realized on the disposal of investments purchased in violation of
    investment restrictions                                                            --                --
Change in net unrealized appreciation (depreciation) of investments            (3,550,137)        4,920,062
Change in net unrealized appreciation (depreciation) of forward swaps                  --                --
Distributions to Preferred Shareholders:
    From net investment income                                                 (2,788,814)       (4,829,477)
    From accumulated net realized gains                                                --          (363,000)
------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable
    to Common shares from operations                                            3,208,973        18,573,468
------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income                                                     (7,107,578)      (15,341,495)
From accumulated net realized gains                                                    --        (1,854,574)
------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares
    from distributions to Common shareholders                                  (7,107,578)      (17,196,069)
------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Net proceeds from Common shares issued to shareholders
    due to reinvestment of distributions                                               --                --
------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to Common
    shares from capital share transactions                                             --                --
------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to Common shares              (3,898,605)        1,377,399
Net assets applicable to Common shares at the beginning of period             299,001,036       297,623,637
------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares at the end of period               $   295,102,431   $   299,001,036
============================================================================================================
Undistributed (Over-distribution of) net investment income
    at the end of period                                                  $      (571,164)  $       (97,094)
============================================================================================================

                                                                                   INSURED PREMIUM
                                                                                   INCOME 2 (NPX)
                                                                          ----------------------------------
                                                                               SIX MONTHS              YEAR
                                                                                    ENDED             ENDED
                                                                                  4/30/07          10/31/06
------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                                     $    16,145,695   $    31,991,464
Net realized gain (loss) from investments                                         481,438           287,636
Net realized gain (loss) from forward swaps                                            --                --
Net increase from payments by the Adviser for losses realized on the disposal of investments purchased in violation of
    investment restrictions                                                            --                --
Change in net unrealized appreciation (depreciation) of investments            (4,597,729)       10,227,465
Change in net unrealized appreciation (depreciation) of forward swaps             205,469                --
Distributions to Preferred Shareholders:
    From net investment income                                                 (4,649,475)       (8,461,641)
    From accumulated net realized gains                                                --                --
------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable
    to Common shares from operations                                            7,585,398        34,044,924
------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income                                                    (12,102,537)      (25,568,479)
From accumulated net realized gains                                                    --                --
------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares
    from distributions to Common shareholders                                 (12,102,537)      (25,568,479)
------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Net proceeds from Common shares issued to shareholders
    due to reinvestment of distributions                                               --                --
------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to Common
    shares from capital share transactions                                             --                --
------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to Common shares              (4,517,139)        8,476,445
Net assets applicable to Common shares at the beginning of period             528,983,963       520,507,518
------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares at the end of period               $   524,466,824   $   528,983,963
============================================================================================================
Undistributed (Over-distribution of) net investment income
    at the end of period                                                  $      (519,559)  $        86,758
============================================================================================================


                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Statement of
    CHANGES IN NET ASSETS (Unaudited) (continued)


                                                                                  INSURED DIVIDEND
                                                                                   ADVANTAGE (NVG)
                                                                          ----------------------------------
                                                                               SIX MONTHS              YEAR
                                                                                    ENDED             ENDED
                                                                                  4/30/07          10/31/06
------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                                     $    15,000,960   $    30,043,912
Net realized gain (loss) from investments                                       1,100,379        (1,161,908)
Net realized gain (loss) from forward swaps                                            --                --
Net increase from payments by the Adviser for losses realized on the disposal of investments purchased in violation of
    investment restrictions                                                            --                --
Change in net unrealized appreciation (depreciation) of investments            (5,825,479)       11,104,043
Change in net unrealized appreciation (depreciation) of forward swaps                  --                --
Distributions to Preferred Shareholders:
    From net investment income                                                 (4,058,814)       (7,450,053)
    From accumulated net realized gains                                                --                --
------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable
    to Common shares from operations                                            6,217,046        32,535,994
------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income                                                    (11,446,379)      (24,516,934)
From accumulated net realized gains                                                    --                --
------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares
    from distributions to Common shareholders                                 (11,446,379)      (24,516,934)
------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Net proceeds from Common shares issued to shareholders
    due to reinvestment of distributions                                           42,076                --
------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to Common
    shares from capital share transactions                                         42,076                --
------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to Common shares              (5,187,257)        8,019,060
Net assets applicable to Common shares at the beginning of period             462,036,820       454,017,760
------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares at the end of period               $   456,849,563   $   462,036,820
============================================================================================================
Undistributed (Over-distribution of) net investment income
    at the end of period                                                  $      (777,976)  $      (273,743)
============================================================================================================

                                                                                  INSURED TAX-FREE
                                                                                   ADVANTAGE (NEA)
                                                                          ----------------------------------
                                                                               SIX MONTHS              YEAR
                                                                                    ENDED             ENDED
                                                                                  4/30/07          10/31/06
------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                                     $     8,981,137   $    17,939,799
Net realized gain (loss) from investments                                         123,751            70,087
Net realized gain (loss) from forward swaps                                            --         1,283,477
Net increase from payments by the Adviser for losses realized on the disposal of investments purchased in violation of
    investment restrictions                                                            --                --
Change in net unrealized appreciation (depreciation) of investments            (1,036,638)        7,086,220
Change in net unrealized appreciation (depreciation) of forward swaps                  --        (1,430,007)
Distributions to Preferred Shareholders:
    From net investment income                                                 (2,460,129)       (4,393,243)
    From accumulated net realized gains                                                --                --
------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable
    to Common shares from operations                                            5,608,121        20,556,333
------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income                                                     (6,554,534)      (13,664,277)
From accumulated net realized gains                                                    --                --
------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares
    from distributions to Common shareholders                                  (6,554,534)      (13,664,277)
------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Net proceeds from Common shares issued to shareholders
    due to reinvestment of distributions                                           31,257                --
------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to Common
    shares from capital share transactions                                         31,257                --
------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to Common shares                (915,156)        6,892,056
Net assets applicable to Common shares at the beginning of period             276,505,977       269,613,921
------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares at the end of period               $   275,590,821   $   276,505,977
============================================================================================================
Undistributed (Over-distribution of) net investment income
    at the end of period                                                  $      (349,304)  $      (315,778)
============================================================================================================


                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Statement of
     CASH FLOWS Six Months Ended April 30, 2007 (Unaudited)


                                                                                                    INSURED
                                                                                           PREMIUM INCOME 2
                                                                                                      (NPX)
------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
NET INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHARES FROM OPERATIONS           $     7,585,398
Adjustments to reconcile the net increase (decrease) in
    net assets applicable to Common shares from operations to net cash provided by (used in) operating activities:
    Purchases of investments                                                                    (88,860,893)
    Proceeds from short-term investments, net                                                     3,700,000
    Proceeds from sales of investments                                                           27,055,443
    Amortization / (Accretion) of premiums and discounts, net                                       316,696
    (Increase) Decrease in receivable for interest                                                 (277,182)
    (Increase) Decrease in receivable for investments sold                                       24,038,789
    (Increase) Decrease in other assets                                                             (13,714)
    Increase (Decrease) in payable for investments purchased                                    (30,573,577)
    Increase (Decrease) in accrued management fees                                                  (15,661)
    Increase (Decrease) in accrued other liabilities                                                (27,786)
    Increase (Decrease) in Preferred shares dividends payable                                        21,390
    Net realized (gain) loss from investments                                                      (481,438)
    Change in net unrealized (appreciation) depreciation of investments                           4,597,729
    Change in net unrealized (appreciation) depreciation of forward swaps                          (205,469)
------------------------------------------------------------------------------------------------------------
    Net cash provided by (used in) operating activities                                         (53,140,275)
------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES:
Increase in floating rate obligations                                                            62,780,000
Cash distribution paid to Common shareholders                                                   (12,102,537)
------------------------------------------------------------------------------------------------------------
Net cash provided by (used in) financing activities                                              50,677,463
------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN CASH                                                                  (2,462,812)
Cash at the beginning of period                                                                   3,219,135
------------------------------------------------------------------------------------------------------------
CASH AT THE END OF PERIOD                                                                   $       756,323
============================================================================================================


                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Notes to
       FINANCIAL STATEMENTS (Unaudited)

1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

The funds (the "Funds") covered in this report and their corresponding Common share stock exchange symbols are Nuveen Insured Quality Municipal Fund, Inc.
(NQI), Nuveen Insured Municipal Opportunity Fund, Inc. (NIO), Nuveen Premier Insured Municipal Income Fund, Inc. (NIF), Nuveen Insured Premium Income Municipal Fund 2 (NPX), Nuveen Insured Dividend Advantage Municipal Fund (NVG) and Nuveen Insured Tax-Free Advantage Municipal Fund (NEA). Common shares of Insured Quality (NQI), Insured Opportunity (NIO), Premier Insured Income (NIF) and Insured Premium Income 2 (NPX) are traded on the New York Stock Exchange while Common shares of Insured Dividend Advantage (NVG) and Insured Tax-Free Advantage (NEA) are traded on the American Stock Exchange. The Funds are registered under the Investment Company Act of 1940, as amended, as closed-end, diversified management investment companies.

Each Fund seeks to provide current income exempt from regular federal income tax, and in the case of Insured Tax-Free Advantage (NEA) the alternative minimum tax applicable to individuals, by investing primarily in a diversified portfolio of municipal obligations issued by state and local government authorities or certain U.S. territories.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles.

INVESTMENT VALUATION

The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Directors/Trustees. When market price quotes are not readily available (which is usually the case for municipal securities), the pricing service may establish fair value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers, evaluations of anticipated cash flows or collateral and general market conditions. Prices of forward swap contracts are also provided by an independent pricing service approved by each Fund's Board of Directors/Trustees. If the pricing service is unable to supply a price for a municipal bond or forward swap contract, each Fund may use a market price or fair market value quote provided by a major broker/dealer in such investments. If it is determined that the market price or fair market value for an investment is unavailable or inappropriate, the Board of Directors/Trustees of the Funds, or its designee, may establish a fair value for the investment. Temporary investments in securities that have variable rate and demand features qualifying them as short-term investments are valued at amortized cost, which approximates market value.

INVESTMENT TRANSACTIONS

Investment transactions are recorded on a trade date basis. Realized gains and losses from transactions are determined on the specific identification method. Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. At April 30, 2007, Insured Quality (NQI) and Insured Premium Income 2 (NPX) had outstanding when-issued/delayed delivery purchase commitments of $3,689,582 and $3,116,228, respectively. There were no such outstanding purchase commitments in any of the other Funds at April 30, 2007.

INVESTMENT INCOME

Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also includes paydown gains and losses, if any.

FEDERAL INCOME TAXES

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal income tax, and in the case of Insured Tax-Free Advantage (NEA) the alternative minimum tax applicable to individuals, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

DIVIDENDS AND DISTRIBUTIONS TO COMMON SHAREHOLDERS

Dividends from tax-exempt net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to Common shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

PREFERRED SHARES

The Funds have issued and outstanding Preferred shares, $25,000 stated value per share, as a means of effecting financial leverage. Each Fund's Preferred shares are issued in more than one Series. The dividend rate paid by the Funds on each Series is determined every seven days, pursuant to a dutch auction process overseen by the auction agent, and is payable at the end of each rate period. The number of Preferred shares outstanding, by Series and in total, for each Fund is as follows:


                                                           PREMIER     INSURED      INSURED      INSURED
                                 INSURED        INSURED    INSURED     PREMIUM     DIVIDEND     TAX-FREE
                                 QUALITY    OPPORTUNITY     INCOME    INCOME 2    ADVANTAGE    ADVANTAGE
                                   (NQI)          (NIO)      (NIF)       (NPX)        (NVG)        (NEA)
--------------------------------------------------------------------------------------------------------
Number of shares:
   Series M                        2,600          4,000         --       2,080        3,160           --
   Series T                        2,600          4,000         --       2,200        3,080        2,880
   Series W                        2,600          4,000        840       2,080           --        2,880
   Series W2                          --          3,200         --          --           --           --
   Series TH                       2,320          4,000      2,800       2,200        3,080           --
   Series TH2                         --          4,000         --          --           --           --
   Series F                        2,600          4,000      2,800       2,196           --           --
--------------------------------------------------------------------------------------------------------
Total                             12,720         27,200      6,440      10,756        9,320        5,760
========================================================================================================


INSURANCE

Insured Quality (NQI), Insured Opportunity (NIO), Premier Insured Income (NIF) and Insured Premium Income 2 (NPX) invest only in municipal securities which are either covered by insurance or are backed by an escrow or trust account containing sufficient U.S. Government or U.S. Government agency securities, both of which ensure the timely payment of principal and interest.

Insured Dividend Advantage (NVG) and Insured Tax-Free Advantage (NEA) invest at least 80% of their net assets (including net assets attributable to Preferred shares) in municipal securities that are covered by insurance. Each Fund may also invest up to 20% of its net assets (including net assets attributable to Preferred shares) in municipal securities which are either (i) backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, or (ii) rated, at the time of investment, within the four highest grades (Baa or BBB or better by Moody's, S&P or Fitch) or unrated but judged to be of comparable quality by Nuveen Asset Management ("the Adviser"), a wholly owned subsidiary of Nuveen Investments, Inc. ("Nuveen").

Each insured municipal security is covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance. Such insurance does not guarantee the market value of the municipal securities or the value of the Funds' Common shares. Original Issue Insurance and Secondary Market Insurance remain in effect as long as the municipal securities covered thereby remain outstanding and the insurer remains in business, regardless of whether the Funds ultimately dispose of such municipal securities. Consequently, the market value of the municipal securities covered by Original Issue Insurance or Secondary Market Insurance may reflect value attributable to the insurance. Portfolio Insurance, in contrast, is effective only while the municipal securities are held by the Funds. Accordingly, neither the prices used in determining the market value of the underlying municipal securities nor the Common share net asset value of the Funds include value, if any, attributable to the Portfolio Insurance. Each policy of the Portfolio Insurance does, however, give the Funds the right to obtain permanent insurance with respect to the municipal security covered by the Portfolio Insurance policy at the time of its sale.

INVERSE FLOATING RATE SECURITIES

Each Fund may invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. In turn, this trust (a) issues floating rate certificates, in face amounts equal to some fraction of the deposited bond's par amount or market value, that typically pay short-term tax-exempt interest rates to third parties, and (b) issues to a long-term investor (such as one of the Funds) an inverse floating rate certificate (sometimes referred to as an "inverse floater") that represents all remaining or residual interest in the trust. The income received by the inverse floater holder varies inversely with the short-term rate paid to the floating rate certificates' holders, and in most circumstances the inverse floater holder bears substantially all of the underlying bond's downside investment risk and also benefits disproportionately from any potential appreciation of the underlying bond's value. The price of an inverse floating rate security will be more volatile than that of the underlying bond because the interest rate is dependent on not only the fixed coupon rate of the underlying bond but also on the short-term interest paid on the floating rate certificates, and because the inverse floating rate security essentially bears the risk of loss of the greater face value of the underlying bond.

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)

A Fund may purchase an inverse floating rate security in a secondary market transaction without first owning the underlying bond (referred to as an "externally-deposited inverse floater"), or instead by first selling a fixed-rate bond to a broker-dealer for deposit into the special purpose trust and receiving in turn the residual interest in the trust (referred to as a "self-deposited inverse floater"). An investment in an externally-deposited inverse floater is identified in the Portfolio of Investments as an "Inverse floating rate investment". An investment in a self-deposited inverse floater is accounted for as a financing transaction in accordance with Statement of Financial Accounting Standards (SFAS) No. 140 "Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities". In such instances, a fixed-rate bond deposited into a special purpose trust is identified in the Portfolio of Investments as an "Underlying bond of an inverse floating rate trust", with the Fund accounting for the short-term floating rate certificates issued by the trust as "Floating rate obligations" on the Statement of Assets and Liabilities. In addition, the Fund reflects in Investment Income the entire earnings of the underlying bond and accounts for the related interest paid to the holders of the short-term floating rate certificates as "Floating rate obligations interest expense and fees" in the Statement of Operations.

During the six months ended April 30, 2007, each Fund invested in externally deposited inverse floaters and/or self-deposited inverse floaters.

The average floating rate obligations outstanding and average annual interest rate and fees related to self-deposited inverse floaters during the six months ended April 30, 2007, were as follows:


                                                                           PREMIER       INSURED       INSURED     INSURED
                                               INSURED       INSURED       INSURED       PREMIUM      DIVIDEND    TAX-FREE
                                               QUALITY   OPPORTUNITY        INCOME      INCOME 2     ADVANTAGE   ADVANTAGE
                                                 (NQI)         (NIO)         (NIF)         (NPX)         (NVG)       (NEA)
---------------------------------------------------------------------------------------------------------------------------
Average floating rate obligations         $ 47,056,602   $72,326,436   $15,740,856   $68,854,420   $25,298,011   $ 944,503

Average annual interest rate and fees             3.86%         3.86%         3.88%         3.86%         3.87%       3.85%
===========================================================================================================================


FORWARD SWAP TRANSACTIONS

The Funds are authorized to invest in certain derivative financial instruments. Each Fund's use of forward interest rate swap transactions is intended to help the Fund manage its overall interest rate sensitivity, either shorter or longer, generally to more closely align the Fund's interest rate sensitivity with that of the broader municipal market. Forward interest rate swap transactions involve each Fund's agreement with a counterparty to pay, in the future, a fixed or variable rate payment in exchange for the counterparty paying the Fund a variable or fixed rate payment, the accruals for which would begin at a specified date in the future (the "effective date"). The amount of the payment obligation is based on the notional amount of the forward swap contract and the termination date of the swap (which is akin to a bond's maturity). The value of the Fund's swap commitment would increase or decrease based primarily on the extent to which long-term interest rates for bonds having a maturity of the swap's termination date increases or decreases. The Funds may terminate a swap contract prior to the effective date, at which point a realized gain or loss is recognized. When a forward swap is terminated, it ordinarily does not involve the delivery of securities or other underlying assets or principal, but rather is settled in cash on a net basis. Each Fund intends, but is not obligated, to terminate its forward swaps before the effective date. Accordingly, the risk of loss with respect to the swap counterparty on such transactions is limited to the credit risk associated with a counterparty failing to honor its commitment to pay any realized gain to the Fund upon termination. To reduce such credit risk, all counterparties are required to pledge collateral daily (based on the daily valuation of each swap) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when any of the Funds have an unrealized loss on a swap contract, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate, either up or down, by at least the predetermined threshold amount.

CUSTODIAN FEE CREDIT

Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

INDEMNIFICATIONS

Under the Funds' organizational documents, their Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

USE OF ESTIMATES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

2. FUND SHARES

Transactions in Common shares were as follows:


                                                      INSURED                      INSURED                  PREMIER INSURED
                                                   QUALITY (NQI)              OPPORTUNITY (NIO)              INCOME (NIF)
                                             --------------------------    ------------------------    -------------------------
                                             SIX MONTHS            YEAR    SIX MONTHS          YEAR    SIX MONTHS           YEAR
                                                  ENDED           ENDED         ENDED         ENDED         ENDED          ENDED
                                                4/30/07        10/31/06       4/30/07      10/31/06       4/30/07       10/31/06
--------------------------------------------------------------------------------------------------------------------------------
Common shares issued to shareholders
    due to reinvestment of distributions             --          27,000            --            --            --             --
================================================================================================================================



                                                      INSURED                      INSURED                      INSURED
                                               PREMIUM INCOME 2 (NPX)      DIVIDEND ADVANTAGE (NVG)    TAX-FREE ADVANTAGE (NEA)
                                             --------------------------    ------------------------    -------------------------
                                             SIX MONTHS            YEAR    SIX MONTHS          YEAR    SIX MONTHS           YEAR
                                                  ENDED           ENDED         ENDED         ENDED         ENDED          ENDED
                                                4/30/07        10/31/06       4/30/07      10/31/06       4/30/07       10/31/06
--------------------------------------------------------------------------------------------------------------------------------
Common shares issued to shareholders
    due to reinvestment of distributions             --              --         2,743            --         2,095             --
================================================================================================================================


3. INVESTMENT TRANSACTIONS

Purchases and sales (including maturities but excluding short-term investments and derivative transactions) during the six months ended April 30, 2007, were as follows:


                                                                              PREMIER       INSURED       INSURED        INSURED
                                                INSURED         INSURED       INSURED       PREMIUM      DIVIDEND       TAX-FREE
                                                QUALITY     OPPORTUNITY        INCOME      INCOME 2     ADVANTAGE      ADVANTAGE
                                                  (NQI)           (NIO)         (NIF)         (NPX)         (NVG)          (NEA)
--------------------------------------------------------------------------------------------------------------------------------
Purchases                                  $ 63,199,898  $   91,578,780  $ 34,415,677  $ 88,860,893  $ 57,474,565    $ 2,719,896

Sales and maturities                         35,082,591      61,134,706    16,350,210    27,055,443    38,855,289      2,458,854
================================================================================================================================


4. INCOME TAX INFORMATION

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset values of the Funds.

At April 30, 2007, the cost of investments was as follows:


                                                                            PREMIER        INSURED        INSURED        INSURED
                                            INSURED          INSURED        INSURED        PREMIUM       DIVIDEND       TAX-FREE
                                            QUALITY      OPPORTUNITY         INCOME       INCOME 2      ADVANTAGE      ADVANTAGE
                                              (NQI)            (NIO)          (NIF)          (NPX)          (NVG)          (NEA)
--------------------------------------------------------------------------------------------------------------------------------
Cost of investments                    $829,014,413   $1,760,907,235   $421,493,427   $749,209,042   $644,486,924   $394,630,969
================================================================================================================================


Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2007, were as follows:


                                                                              PREMIER       INSURED       INSURED        INSURED
                                                INSURED         INSURED       INSURED       PREMIUM      DIVIDEND       TAX-FREE
                                                QUALITY     OPPORTUNITY        INCOME      INCOME 2     ADVANTAGE      ADVANTAGE
                                                  (NQI)           (NIO)         (NIF)         (NPX)         (NVG)          (NEA)
--------------------------------------------------------------------------------------------------------------------------------
Gross unrealized:
   Appreciation                            $ 49,520,922  $  116,976,407   $26,327,723   $33,451,224  $ 38,160,263  $  21,617,773
   Depreciation                                (760,982)     (1,015,070)     (202,156)     (437,141)   (2,346,838)    (2,827,119)
--------------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation
   (depreciation) of investments           $ 48,759,940  $  115,961,337   $26,125,567   $33,014,083  $ 35,813,425  $  18,790,654
================================================================================================================================


The tax components of undistributed net tax-exempt income, net ordinary income and net long-term capital gains at October 31, 2006, the Funds' last tax year end, were as follows:


                                                                              PREMIER       INSURED       INSURED        INSURED
                                                INSURED         INSURED       INSURED       PREMIUM      DIVIDEND       TAX-FREE
                                                QUALITY     OPPORTUNITY        INCOME      INCOME 2     ADVANTAGE      ADVANTAGE
                                                  (NQI)           (NIO)         (NIF)         (NPX)         (NVG)          (NEA)
--------------------------------------------------------------------------------------------------------------------------------
Undistributed net tax-exempt income *      $  3,429,697  $    8,633,157  $  1,077,692  $  2,170,823  $  1,543,240  $     822,436
Undistributed net ordinary income **                 --              --            --            --            --             --
Undistributed net long-term capital gains            --       2,028,125            --            --            --             --
================================================================================================================================


 * Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared on October 2, 2006, paid on November 1, 2006.

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the Funds' last tax year ended October 31, 2006, was designated for purposes of the dividends paid deduction as follows:


                                                                              PREMIER       INSURED       INSURED        INSURED
                                                INSURED         INSURED       INSURED       PREMIUM      DIVIDEND       TAX-FREE
                                                QUALITY     OPPORTUNITY        INCOME      INCOME 2     ADVANTAGE      ADVANTAGE
                                                  (NQI)           (NIO)         (NIF)         (NPX)         (NVG)          (NEA)
--------------------------------------------------------------------------------------------------------------------------------
Distributions from net tax-exempt
   income                                  $ 40,449,144  $   85,552,575  $ 20,340,320  $ 34,358,230  $ 32,151,520  $  18,082,303
Distributions from net ordinary income **            --          36,367            --            --            --             --
Distributions from net long-term
   capital gains                              3,529,489      13,627,650     2,216,110            --            --             --
================================================================================================================================

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.


At October 31, 2006, the Funds' last tax year end, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:


                                                                PREMIER       INSURED       INSURED        INSURED
                                                INSURED         INSURED       PREMIUM      DIVIDEND       TAX-FREE
                                                QUALITY          INCOME      INCOME 2     ADVANTAGE      ADVANTAGE
                                                  (NQI)           (NIF)         (NPX)         (NVG)          (NEA)
------------------------------------------------------------------------------------------------------------------
Expiration year:
   2008                                    $         --      $       --    $  985,195   $        --   $        --
   2009                                              --              --            --            --            --
   2010                                              --              --            --            --            --
   2011                                              --              --            --            --            --
   2012                                              --              --            --            --            --
   2013                                              --              --            --     1,715,199     4,675,683
   2014                                       1,161,017         164,690            --     1,187,192            --
------------------------------------------------------------------------------------------------------------------
Total                                      $  1,161,017      $  164,690    $  985,195   $ 2,902,391   $ 4,675,683
==================================================================================================================


5. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Each Fund's management fee is separated into two components - a complex-level component, based on the aggregate amount of all fund assets managed by the Adviser, and a specific fund-level component, based only on the amount of assets within each individual fund. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee, payable monthly, for each Fund is based upon the average daily net assets (including net assets attributable to Preferred shares) of each Fund as follows:


                                                                                               INSURED QUALITY (NQI)
                                                                                           INSURED OPPORTUNITY (NIO)
                                                                                        PREMIER INSURED INCOME (NIF)
                                                                                      INSURED PREMIUM INCOME 2 (NPX)
AVERAGE DAILY NET ASSETS (INCLUDING NET ASSETS ATTRIBUTABLE TO PREFERRED SHARES)                 FUND-LEVEL FEE RATE
--------------------------------------------------------------------------------------------------------------------
For the first $125 million                                                                                  .4500%
For the next $125 million                                                                                   .4375
For the next $250 million                                                                                   .4250
For the next $500 million                                                                                   .4125
For the next $1 billion                                                                                     .4000
For the next $3 billion                                                                                     .3875
For net assets over $5 billion                                                                              .3750
====================================================================================================================



                                                                                    INSURED DIVIDEND ADVANTAGE (NVG)
                                                                                    INSURED TAX-FREE ADVANTAGE (NEA)
AVERAGE DAILY NET ASSETS (INCLUDING NET ASSETS ATTRIBUTABLE TO PREFERRED SHARES)                 FUND-LEVEL FEE RATE
--------------------------------------------------------------------------------------------------------------------
For the first $125 million                                                                                  .4500%
For the next $125 million                                                                                   .4375
For the next $250 million                                                                                   .4250
For the next $500 million                                                                                   .4125
For the next $1 billion                                                                                     .4000
For net assets over $2 billion                                                                              .3750
====================================================================================================================


The annual complex-level fee, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund assets managed as stated in the table below. As of April 30, 2007, the complex-level fee rate was .1824%.


COMPLEX-LEVEL ASSETS(1)                                                                       COMPLEX-LEVEL FEE RATE
--------------------------------------------------------------------------------------------------------------------
For the first $55 billion                                                                                   .2000%
For the next $1 billion                                                                                     .1800
For the next $1 billion                                                                                     .1600
For the next $3 billion                                                                                     .1425
For the next $3 billion                                                                                     .1325
For the next $3 billion                                                                                     .1250
For the next $5 billion                                                                                     .1200
For the next $5 billion                                                                                     .1175
For the next $15 billion                                                                                    .1150
For Managed Assets over $91 billion(2)                                                                      .1400
====================================================================================================================


Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)

(1) The complex-level fee component of the management fee for the funds is calculated based upon the aggregate Managed Assets ("Managed Assets" means the average daily net assets of each fund including assets attributable to preferred stock issued by or borrowings by the Nuveen funds) of Nuveen-sponsored funds in the U.S.

(2) With respect to the complex-wide Managed Assets over $91 billion, the fee rate or rates that will apply to such assets will be determined at a later date. In the unlikely event that complex-wide Managed Assets reach $91 billion prior to a determination of the complex-level fee rate or rates to be applied to Managed Assets in excess of $91 billion, the complex-level fee rate for such complex-wide Managed Assets shall be .1400% until such time as a different rate or rates is determined.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those of its Directors/Trustees who are affiliated with the Adviser or to its Officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board of Directors/Trustees has adopted a deferred compensation plan for independent Directors/Trustees that enables Directors/Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised funds.

For the first ten years of Insured Dividend Advantage's (NVG) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                 YEAR ENDING
MARCH 31,                                   MARCH 31,
--------------------------------------------------------------------------------
2002*                        .30%           2008                        .25%
2003                         .30            2009                        .20
2004                         .30            2010                        .15
2005                         .30            2011                        .10
2006                         .30            2012                        .05
2007                         .30
================================================================================

*     From the commencement of operations.

The Adviser has not agreed to reimburse Insured Dividend Advantage (NVG) for any portion of its fees and expenses beyond March 31, 2012.

For the first eight years of Insured Tax-Free Advantage's (NEA) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                 YEAR ENDING
NOVEMBER 30,                                NOVEMBER 30,
--------------------------------------------------------------------------------
2002*                        .32%           2007                        .32%
2003                         .32            2008                        .24
2004                         .32            2009                        .16
2005                         .32            2010                        .08
2006                         .32
================================================================================

*     From the commencement of operations.

The Adviser has not agreed to reimburse Insured Tax-Free Advantage (NEA) for any portion of its fees and expenses beyond November 30, 2010.

As a result of certain trading errors that occurred during the fiscal year ended October 31, 2006, Insured Quality (NQI) and Insured Opportunity (NIO) were reimbursed $27,762 and $42,338, respectively, by the Adviser to offset losses realized on the disposal of investments in violation of investment guidelines.

6. NEW ACCOUNTING PRONOUNCEMENTS

FINANCIAL ACCOUNTING STANDARDS BOARD INTERPRETATION NO. 48

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows funds to delay implementing FIN 48 into NAV calculations until the fund's last NAV calculation in the first required financial statement reporting period. As a result, the Funds must begin to incorporate FIN 48 into their NAV calculations by October 31, 2007. At this time, management is continuing to evaluate the implications of FIN 48 and does not expect the adoption of FIN 48 will have a significant impact on the net assets or results of operations of the Funds.

FINANCIAL ACCOUNTING STANDARDS BOARD STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this standard relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of April 30, 2007, the Funds do not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements included within the Statement of Operations for the period.

7. SUBSEQUENT EVENTS

DISTRIBUTIONS TO COMMON SHAREHOLDERS

The Funds declared Common share dividend distributions from their tax-exempt net investment income which were paid on June 1, 2007, to shareholders of record on May 15, 2007, as follows:


                                                                              PREMIER       INSURED       INSURED        INSURED
                                                INSURED         INSURED       INSURED       PREMIUM      DIVIDEND       TAX-FREE
                                                QUALITY     OPPORTUNITY        INCOME      INCOME 2     ADVANTAGE      ADVANTAGE
                                                  (NQI)           (NIO)         (NIF)         (NPX)         (NVG)          (NEA)
--------------------------------------------------------------------------------------------------------------------------------
Dividend per share                               $.0605          $.0615        $.0610        $.0540        $.0640         $.0590
================================================================================================================================


AGREEMENT AND PLAN OF MERGER

On June 20, 2007, Nuveen Investments announced that it had entered into a definitive Agreement and Plan of Merger ("Merger Agreement") with an investor group majority-led by Madison Dearborn Partners, LLC. Madison Dearborn Partners, LLC is a private equity investment firm based in Chicago, Illinois. The investor group includes affiliates of Merrill Lynch, Wachovia, Citigroup, Deutsche Bank and Morgan Stanley. It is anticipated that Merrill Lynch and its affiliates will be indirect "affiliated persons" (as that term is defined in the Investment Company Act of 1940) of the Funds. Under the terms of the merger, each outstanding share of Nuveen Investments' common stock (other than dissenting shares) will be converted into the right to receive a specified amount of cash, without interest. The merger is expected to be completed by the end of the year, subject to customary conditions, including obtaining the approval of Nuveen Investments shareholders, obtaining necessary fund and client consents sufficient to satisfy the terms of the Merger Agreement, and expiration of certain regulatory waiting periods. The obligations of Madison Dearborn Partners, LLC to consummate the merger are not conditioned on its obtaining financing. The Merger Agreement includes a "go shop" provision through July 19, 2007 during which Nuveen Investments may actively solicit and negotiate competing takeover proposals.

The consummation of the merger will be deemed to be an "assignment" (as defined in the 1940 Act) of the investment management agreement between each Fund and the Adviser, and will result in the automatic termination of each Fund's agreement. Prior to the consummation of the merger, it is anticipated that the Board of Trustees of each Fund will consider a new investment management agreement with the Adviser. If approved by the Board, the new agreement would be presented to the Fund's shareholders for approval, and, if so approved by shareholders, would take effect upon consummation of the merger. There can be no assurance that the merger described above will be consummated as contemplated or that necessary shareholder approvals will be obtained.

                      Financial
                             HIGHLIGHTS (Unaudited)

      Selected data for a Common share outstanding throughout each period:


                                                             Investment Operations
                                        -----------------------------------------------------------------
                                                                   Distributions   Distributions
                                                                        from Net            from
                            Beginning                                 Investment         Capital
                               Common                        Net       Income to        Gains to
                                Share          Net     Realized/       Preferred       Preferred
                            Net Asset   Investment    Unrealized          Share-          Share-
                                Value       Income   Gain (Loss)         holders+        holders+   Total
---------------------------------------------------------------------------------------------------------
INSURED QUALITY (NQI)
---------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2007(b)                        $15.40       $  .49        $ (.16)         $ (.14)         $   --    $ .19
2006                            15.31          .99           .24            (.25)           (.01)     .97
2005                            15.85         1.03          (.39)           (.16)             --      .48
2004                            15.72         1.08           .20            (.08)             --     1.20
2003                            15.87         1.10          (.05)           (.07)           (.01)     .97
2002                            15.78         1.12           .03            (.11)           (.01)    1.03

INSURED OPPORTUNITY (NIO)
---------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2007(b)                         15.57          .49          (.14)           (.14)           (.01)     .20
2006                            15.46          .98           .34            (.24)           (.03)    1.05
2005                            16.06         1.01          (.50)           (.16)             --      .35
2004                            15.89         1.05           .20            (.08)             --     1.17
2003                            15.83         1.06           .17            (.07)           (.01)    1.15
2002                            15.72         1.15           .03            (.11)           (.01)    1.06
=========================================================================================================

                                 Less Distributions                                                Total Returns
                            ------------------------------                                       ------------------
                                                                                                              Based
                                   Net                           Offering                                        on
                            Investment    Capital               Costs and      Ending                        Common
                             Income to   Gains to               Preferred      Common              Based      Share
                                Common     Common                   Share       Share   Ending        on        Net
                                Share-     Share-            Underwriting   Net Asset   Market    Market      Asset
                               holders    holders   Total       Discounts       Value    Value     Value**    Value**
------------------------------------------------------------------------------------------------------------------------
INSURED QUALITY (NQI)
------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2007(b)                         $ (.36)    $   --   $ (.36)        $   --      $15.23   $14.69      1.52%      1.26%
2006                              (.80)      (.08)    (.88)            --       15.40    14.83      2.76       6.53****
2005                              (.97)      (.05)   (1.02)            --       15.31    15.31      2.11       3.09
2004                             (1.02)      (.05)   (1.07)            --       15.85    16.00      4.37       7.90
2003                             (1.00)      (.12)   (1.12)            --       15.72    16.39     12.92       6.27
2002                              (.92)      (.02)    (.94)            --       15.87    15.55     10.82       6.83

INSURED OPPORTUNITY (NIO)
------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2007(b)                           (.37)      (.02)    (.39)            --       15.38    14.90      3.69       1.28
2006                              (.80)      (.14)    (.94)            --       15.57    14.75      8.26       7.05****
2005                              (.92)      (.03)    (.95)            --       15.46    14.52     (3.72)      2.21
2004                              (.97)      (.03)   (1.00)            --       16.06    16.05      9.47       7.64
2003                              (.97)      (.12)   (1.09)            --       15.89    15.64     10.22       7.51
2002                              (.93)      (.02)    (.95)            --       15.83    15.21      9.80       7.01
========================================================================================================================

                                                Ratios/Supplemental Data
                            --------------------------------------------------------------
                                                   Ratios to Average Net Assets
                                                    Applicable to Common Shares
                                                    Before Credit/Reimbursement
                                         -----------------------------------------------
                                Ending
                                   Net
                                Assets
                            Applicable
                             to Common       Expenses         Expenses               Net
                                Shares      Including        Excluding        Investment
                                 (000)       Interest++(a)    Interest++(a)       Income++
------------------------------------------------------------------------------------------
INSURED QUALITY (NQI)
------------------------------------------------------------------------------------------
Year Ended 10/31:
2007(b)                     $  583,309           1.49%*           1.18%*            6.47%*
2006                           589,928           1.20             1.20              6.49
2005                           585,777           1.19             1.19              6.58
2004                           605,028           1.19             1.19              6.88
2003                           598,102           1.20             1.20              6.93
2002                           601,495           1.23             1.23              7.22

INSURED OPPORTUNITY (NIO)
------------------------------------------------------------------------------------------
Year Ended 10/31:
2007(b)                      1,247,630           1.37*            1.15*             6.34*
2006                         1,263,172           1.17             1.17              6.38
2005                         1,254,638           1.16             1.16              6.35
2004                         1,302,985           1.16             1.16              6.59
2003                         1,288,087           1.17             1.17              6.67
2002                         1,283,353           1.20             1.20              7.42
==========================================================================================

                                              Ratios/Supplemental Data
                            -------------------------------------------------------------
                                     Ratios to Average Net Assets
                                      Applicable to Common Shares
                                     After Credit/Reimbursement***
                            -----------------------------------------------
                             Expenses          Expenses               Net      Portfolio
                            Including         Excluding        Investment       Turnover
                             Interest++(a)     Interest++(a)       Income++         Rate
-----------------------------------------------------------------------------------------
INSURED QUALITY (NQI)
-----------------------------------------------------------------------------------------
Year Ended 10/31:
2007(b)                          1.46%*            1.15%*            6.50%*            4%
2006                             1.20              1.20              6.49             13
2005                             1.19              1.19              6.58             21
2004                             1.19              1.19              6.88              8
2003                             1.20              1.20              6.94             14
2002                             1.21              1.21              7.24             44

INSURED OPPORTUNITY (NIO)
-----------------------------------------------------------------------------------------
Year Ended 10/31:
2007(b)                          1.36*             1.13*             6.36*             3
2006                             1.17              1.17              6.38             13
2005                             1.16              1.16              6.35             25
2004                             1.16              1.16              6.59              8
2003                             1.16              1.16              6.68             21
2002                             1.19              1.19              7.42             37
=========================================================================================

                                                                    Floating Rate Obligations
                            Preferred Shares at End of Period           at End of Period
                            -------------------------------------  --------------------------
                              Aggregate   Liquidation                 Aggregate
                                 Amount    and Market       Asset        Amount         Asset
                            Outstanding         Value    Coverage   Outstanding      Coverage
                                  (000)     Per Share   Per Share         (000)    Per $1,000
---------------------------------------------------------------------------------------------
INSURED QUALITY (NQI)
---------------------------------------------------------------------------------------------
Year Ended 10/31:
2007(b)                        $318,000       $25,000     $70,858       $54,055       $17,674
2006                            318,000        25,000      71,378            --            --
2005                            318,000        25,000      71,052            --            --
2004                            318,000        25,000      72,565            --            --
2003                            318,000        25,000      72,021            --            --
2002                            318,000        25,000      72,287            --            --

INSURED OPPORTUNITY (NIO)
---------------------------------------------------------------------------------------------
Year Ended 10/31:
2007(b)                         680,000        25,000      70,869        89,495        22,539
2006                            680,000        25,000      71,440            --            --
2005                            680,000        25,000      71,126            --            --
2004                            680,000        25,000      72,904            --            --
2003                            680,000        25,000      72,356            --            --
2002                            680,000        25,000      72,182            --            --
=============================================================================================


*     Annualized.

** Total Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. Total Return on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.

***   After custodian fee credit and expense reimbursement, where applicable.

**** During the fiscal year ended October 31, 2006, Insured Quality (NQI) and Insured Opportunity (NIO) received payments from the Adviser of $27,762 and $42,338, respectively, to offset losses realized on the disposal of investments purchased in violation of each Fund's investment restrictions. This reimbursement did not have an impact on the Funds' Total Return on Common Share Net Asset Value.

+     The amounts shown are based on Common share equivalents.

++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares.

(a) Interest expense arises from the application of SFAS No. 140 to certain inverse floating rate transactions entered into by the Fund as more fully described in Footnote 1-Inverse Floating Rate Securities.

(b)   For the six months ended April 30, 2007.

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                  Spread 80-81

      Selected data for a Common share outstanding throughout each period:


                                                             Investment Operations
                                        -----------------------------------------------------------------
                                                                   Distributions   Distributions
                                                                        from Net            from
                            Beginning                                 Investment         Capital
                               Common                        Net       Income to        Gains to
                                Share          Net     Realized/       Preferred       Preferred
                            Net Asset   Investment    Unrealized          Share-          Share-
                                Value       Income   Gain (Loss)         holders+        holders+   Total
---------------------------------------------------------------------------------------------------------
PREMIER INSURED INCOME (NIF)
---------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2007(b)                        $15.40        $ .49       $  (.18)        $  (.14)        $    --    $ .17
2006                            15.33          .98           .25            (.25)           (.02)     .96
2005                            16.00         1.01          (.49)           (.16)           (.01)     .35
2004                            15.69         1.03           .36            (.08)             --     1.31
2003                            15.59         1.05           .13            (.07)             --     1.11
2002                            15.55         1.14          (.05)           (.11)             --      .98

INSURED PREMIUM INCOME 2 (NPX)
---------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2007(b)                         14.16          .43          (.11)           (.12)             --      .20
2006                            13.93          .86           .28            (.23)             --      .91
2005                            14.45          .89          (.44)           (.14)             --      .31
2004                            14.24          .93           .23            (.07)             --     1.09
2003                            14.17          .96           .03            (.06)             --      .93
2002                            13.94          .99           .16            (.10)             --     1.05
=========================================================================================================

                                 Less Distributions                                                Total Returns
                            ------------------------------                                       -----------------
                                                                                                             Based
                                   Net                           Offering                                       on
                            Investment    Capital               Costs and      Ending                       Common
                             Income to   Gains to               Preferred      Common              Based     Share
                                Common     Common                   Share       Share   Ending        on       Net
                                Share-     Share-            Underwriting   Net Asset   Market    Market     Asset
                               holders    holders   Total       Discounts       Value    Value     Value**   Value**
--------------------------------------------------------------------------------------------------------------------
PREMIER INSURED INCOME (NIF)
--------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2007(b)                         $ (.37)     $  --   $ (.37)        $   --      $15.20   $14.71      3.29%     1.09%
2006                              (.79)      (.10)    (.89)            --       15.40    14.60      7.68      6.46
2005                              (.93)      (.09)   (1.02)            --       15.33    14.40     (1.66)     2.16
2004                              (.98)      (.02)   (1.00)            --       16.00    15.64      7.55      8.62
2003                              (.98)      (.03)   (1.01)            --       15.69    15.51      7.84      7.28
2002                              (.94)        --     (.94)            --       15.59    15.33      6.84      6.57

INSURED PREMIUM INCOME 2 (NPX)
--------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2007(b)                           (.32)        --     (.32)            --       14.04    13.14      3.34      1.45
2006                              (.68)        --     (.68)            --       14.16    13.03      7.11      6.75
2005                              (.83)        --     (.83)            --       13.93    12.83     (3.32)     2.14
2004                              (.88)        --     (.88)            --       14.45    14.11      6.42      7.89
2003                              (.86)        --     (.86)            --       14.24    14.12      8.84      6.70
2002                              (.82)        --     (.82)            --       14.17    13.77      6.32      7.83
====================================================================================================================

                                               Ratios/Supplemental Data
                            --------------------------------------------------------------
                                                   Ratios to Average Net Assets
                                                    Applicable to Common Shares
                                                    Before Credit/Reimbursement
                                         -----------------------------------------------
                                Ending
                                   Net
                                Assets
                            Applicable
                             to Common       Expenses         Expenses               Net
                                Shares      Including        Excluding        Investment
                                 (000)       Interest++(a)    Interest++(a)       Income++
------------------------------------------------------------------------------------------
PREMIER INSURED INCOME (NIF)+
------------------------------------------------------------------------------------------
Year Ended 10/31:
2007(b)                       $295,102           1.41%*           1.20%*            6.38%*
2006                           299,001           1.22             1.22              6.44
2005                           297,624           1.20             1.20              6.39
2004                           310,666           1.21             1.21              6.53
2003                           303,912           1.22             1.22              6.66
2002                           301,121           1.25             1.25              7.40

INSURED PREMIUM INCOME 2 (NPX)
------------------------------------------------------------------------------------------
Year Ended 10/31:
2007(b)                        524,467           1.66*            1.15*             6.15*
2006                           528,984           1.16             1.16              6.14
2005                           520,508           1.16             1.16              6.20
2004                           539,697           1.16             1.16              6.52
2003                           530,975           1.17             1.17              6.68
2002                           527,800           1.20             1.20              7.13
==========================================================================================

                                               Ratios/Supplemental Data
                            --------------------------------------------------------------
                                    Ratios to Average Net Assets
                                     Applicable to Common Shares
                                    After Credit/Reimbursement***
                            -----------------------------------------------
                             Expenses          Expenses               Net      Portfolio
                            Including         Excluding        Investment       Turnover
                             Interest++(a)     Interest++(a)       Income++         Rate
------------------------------------------------------------------------------------------
PREMIER INSURED INCOME (NIF)
------------------------------------------------------------------------------------------
Year Ended 10/31:
2007(b)                          1.39%*            1.18%*            6.40%*            3%
2006                             1.21              1.21              6.44              8
2005                             1.20              1.20              6.40             20
2004                             1.20              1.20              6.53             13
2003                             1.21              1.21              6.68             25
2002                             1.23              1.23              7.42             43

INSURED PREMIUM INCOME 2 (NPX)
------------------------------------------------------------------------------------------
Year Ended 10/31:
2007(b)                          1.64*             1.13*             6.17*             3
2006                             1.16              1.16              6.15             15
2005                             1.16              1.16              6.20             23
2004                             1.16              1.16              6.53             14
2003                             1.16              1.16              6.69             31
2002                             1.19              1.19              7.14             26
==========================================================================================

                                                                    Floating Rate Obligations
                            Preferred Shares at End of Period           at End of Period
                            -------------------------------------   --------------------------
                              Aggregate   Liquidation                 Aggregate
                                 Amount    and Market       Asset        Amount         Asset
                            Outstanding         Value    Coverage   Outstanding      Coverage
                                  (000)     Per Share   Per Share         (000)    Per $1,000
----------------------------------------------------------------------------------------------
PREMIER INSURED INCOME (NIF)
----------------------------------------------------------------------------------------------
Year Ended 10/31:
2007(b)                        $161,000       $25,000    $70,823        $19,520       $24,366
2006                            161,000        25,000     71,429             --            --
2005                            161,000        25,000     71,215             --            --
2004                            161,000        25,000     73,240             --            --
2003                            161,000        25,000     72,191             --            --
2002                            161,000        25,000     71,758             --            --

INSURED PREMIUM INCOME 2 (NPX)
----------------------------------------------------------------------------------------------
Year Ended 10/31:
2007(b)                         268,900        25,000     73,760         91,720         9,650
2006                            268,900        25,000     74,180             --            --
2005                            268,900        25,000     73,392             --            --
2004                            268,900        25,000     75,176             --            --
2003                            268,900        25,000     74,365             --            --
2002                            268,900        25,000     74,070             --            --
==============================================================================================


*     Annualized.

** Total Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. Total Return on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.

***   After custodian fee credit and expense reimbursement, where applicable.

+     The amounts shown are based on Common share equivalents.

++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares.

(a) Interest expense arises from the application of SFAS No. 140 to certain inverse floating rate transactions entered into by the Fund as more fully described in Footnote 1-Inverse Floating Rate Securities.

(b)   For the six months ended April 30, 2007.

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                  Spread 82-83

      Selected data for a Common share outstanding throughout each period:


                                                             Investment Operations
                                        -----------------------------------------------------------------
                                                                   Distributions   Distributions
                                                                        from Net            from
                            Beginning                                 Investment         Capital
                               Common                        Net       Income to        Gains to
                                Share          Net     Realized/       Preferred       Preferred
                            Net Asset   Investment    Unrealized          Share-          Share-
                                Value       Income   Gain (Loss)         holders+        holders+   Total
---------------------------------------------------------------------------------------------------------
INSURED DIVIDEND ADVANTAGE (NVG)
---------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2007(d)                        $15.50        $ .50        $ (.15)        $  (.14)           $ --    $ .21
2006                            15.23         1.01           .33            (.25)             --     1.09
2005                            15.78         1.00          (.38)           (.15)           (.01)     .46
2004                            15.41         1.02           .42            (.07)             --     1.37
2003                            15.35         1.03           .15            (.07)           (.01)    1.10
2002(b)                         14.33          .55          1.10            (.05)             --     1.60

INSURED TAX-FREE ADVANTAGE (NEA)
---------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2007(d)                         14.93          .49          (.06)           (.13)             --      .30
2006                            14.56          .97           .38            (.24)             --     1.11
2005                            14.75          .97          (.19)           (.15)             --      .63
2004                            14.54          .99           .21            (.07)             --     1.13
2003(c)                         14.33          .82           .42            (.05)             --     1.19
=========================================================================================================

                                 Less Distributions                                                Total Returns
                            ------------------------------                                       -----------------
                                                                                                             Based
                                   Net                           Offering                                       on
                            Investment    Capital               Costs and      Ending                       Common
                             Income to   Gains to               Preferred      Common              Based     Share
                                Common     Common                   Share       Share   Ending        on       Net
                                Share-     Share-            Underwriting   Net Asset   Market    Market     Asset
                               holders    holders   Total       Discounts       Value    Value     Value**   Value**
--------------------------------------------------------------------------------------------------------------------
INSURED DIVIDEND ADVANTAGE (NVG)
--------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2007(d)                         $ (.38)    $   --   $ (.38)        $   --      $15.33   $15.26      5.11%     1.39%
2006                              (.82)        --     (.82)            --       15.50    14.89     11.09      7.39
2005                              (.89)      (.12)   (1.01)            --       15.23    14.17      2.00      2.93
2004                              (.93)      (.07)   (1.00)            --       15.78    14.89      7.61      9.19
2003                              (.93)      (.11)   (1.04)            --       15.41    14.81      6.10      7.37
2002(b)                           (.47)        --     (.47)          (.11)      15.35    14.96      2.84     10.44

INSURED TAX-FREE ADVANTAGE (NEA)
--------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2007(d)                           (.35)        --     (.35)            --       14.88    14.55      3.85      2.05
2006                              (.74)        --     (.74)            --       14.93    14.35     12.82      7.82
2005                              (.81)      (.01)    (.82)            --       14.56    13.41     (4.68)     4.33
2004                              (.92)      (.01)    (.93)           .01       14.75    14.91      7.41      8.07
2003(c)                           (.78)        --     (.78)          (.20)      14.54    14.79      3.87      6.98
====================================================================================================================

                                                Ratios/Supplemental Data
                            --------------------------------------------------------------
                                                   Ratios to Average Net Assets
                                                    Applicable to Common Shares
                                                    Before Credit/Reimbursement
                                         -----------------------------------------------
                                Ending
                                   Net
                                Assets
                            Applicable
                             to Common       Expenses         Expenses               Net
                                Shares      Including        Excluding        Investment
                                 (000)       Interest++(a)    Interest++(a)       Income++
------------------------------------------------------------------------------------------
INSURED DIVIDEND ADVANTAGE (NVG)
------------------------------------------------------------------------------------------
Year Ended 10/31:
2007(d)                       $456,850           1.35%*           1.14%*            6.12%*
2006                           462,037           1.15             1.15              6.15
2005                           454,018           1.15             1.15              5.96
2004                           470,389           1.15             1.15              6.09
2003                           459,368           1.17             1.17              6.22
2002(b)                        457,432           1.10*            1.10*             5.71*

INSURED TAX-FREE ADVANTAGE (NEA)
------------------------------------------------------------------------------------------
Year Ended 10/31:
2007(d)                        275,591           1.19*            1.17*             6.06*
2006                           276,506           1.19             1.19              6.12
2005                           269,614           1.19             1.19              6.06
2004                           273,112           1.20             1.20              6.24
2003(c)                        269,112           1.12*            1.12*             5.52*
==========================================================================================

                                                Ratios/Supplemental Data
                            --------------------------------------------------------------
                                     Ratios to Average Net Assets
                                     Applicable to Common Shares
                                    After Credit/Reimbursement***
                            -----------------------------------------------
                             Expenses          Expenses               Net      Portfolio
                            Including         Excluding        Investment       Turnover
                             Interest++(a)     Interest++(a)       Income++         Rate
-----------------------------------------------------------------------------------------
INSURED DIVIDEND ADVANTAGE (NVG)
-----------------------------------------------------------------------------------------
Year Ended 10/31:
2007(d)                           .89%*             .68%*            6.59%*            5%
2006                              .70               .70              6.60             15
2005                              .70               .70              6.42              2
2004                              .70               .70              6.54             11
2003                              .72               .72              6.67             25
2002(b)                           .61*              .61*             6.20*            22

INSURED TAX-FREE ADVANTAGE (NEA)
-----------------------------------------------------------------------------------------
Year Ended 10/31:
2007(d)                           .69*              .68*             6.55*             1
2006                              .69               .69              6.61             --
2005                              .70               .70              6.55              1
2004                              .71               .71              6.73             13
2003(c)                           .65*              .65*             6.00*            72
=========================================================================================

                                                                    Floating Rate Obligations
                            Preferred Shares at End of Period           at End of Period
                            -------------------------------------   --------------------------
                              Aggregate   Liquidation                 Aggregate
                                 Amount    and Market       Asset        Amount         Asset
                            Outstanding         Value    Coverage   Outstanding      Coverage
                                  (000)     Per Share   Per Share         (000)    Per $1,000
----------------------------------------------------------------------------------------------
INSURED DIVIDEND ADVANTAGE (NVG)
----------------------------------------------------------------------------------------------
Year Ended 10/31:
2007(d)                       $ 233,000       $25,000     $74,018       $29,025      $ 24,767
2006                            233,000        25,000      74,575            --            --
2005                            233,000        25,000      73,714            --            --
2004                            233,000        25,000      75,471            --            --
2003                            233,000        25,000      74,288            --            --
2002(b)                         233,000        25,000      74,081            --            --

INSURED TAX-FREE ADVANTAGE (NEA)
----------------------------------------------------------------------------------------------
Year Ended 10/31:
2007(d)                         144,000        25,000      72,846         1,305       322,526
2006                            144,000        25,000      73,005            --            --
2005                            144,000        25,000      71,808            --            --
2004                            144,000        25,000      72,415            --            --
2003(c)                         144,000        25,000      71,721            --            --
==============================================================================================


*     Annualized.

** Total Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. Total Return on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.

***   After custodian fee credit and expense reimbursement, where applicable.

+     The amounts shown are based on Common share equivalents.

++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares.

(a) Interest expense arises from the application of SFAS No. 140 to certain inverse floating rate transactions entered into by the Fund as more fully described in Footnote 1-Inverse Floating Rate Securities.

(b) For the period March 25, 2002 (commencement of operations) through October 31, 2002.

(c) For the period November 21, 2002 (commencement of operations) through October 31, 2003.

(d)   For the six months ended April 30, 2007.

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                  Spread 84-85

Reinvest Automatically
       EASILY AND CONVENIENTLY

Sidebar text: NUVEEN MAKES REINVESTING EASY. A PHONE CALL IS ALL IT TAKES TO SET UP YOUR REINVESTMENT ACCOUNT.

NUVEEN CLOSED-END FUNDS
DIVIDEND REINVESTMENT PLAN

Your Nuveen Closed-End Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional Fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Just like dividends or distributions in cash, there may be times when income or capital gains taxes may be payable on dividends or distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

EASY AND CONVENIENT

To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

HOW SHARES ARE PURCHASED

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the greater of the net asset value or 95% of the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. If the Plan Agent begins purchasing Fund shares on the open market while shares are trading below net asset value, but the Fund's shares subsequently trade at or above their net asset value before the Plan Agent is able to complete its purchases, the Plan Agent may cease open-market purchases and may invest the uninvested portion of the distribution in newly-issued Fund shares at a price equal to the greater of the shares' net asset value or 95% of the shares' market value on the last business day immediately prior to the purchase date. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBLE

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

CALL TODAY TO START REINVESTING DIVIDENDS AND/OR DISTRIBUTIONS

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Glossary of
       TERMS USED IN THIS REPORT

AVERAGE ANNUAL TOTAL RETURN: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment's actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

AVERAGE EFFECTIVE MATURITY: The average of the number of years to maturity of the bonds in a Fund's portfolio, computed by weighting each bond's time to maturity (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions unless an escrow account has been established to redeem the bond before maturity. The market value weighting for an investment in an inverse floating rate security is the value of the portfolio's residual interest in the inverse floating rate trust, and does not include the value of the floating rate securities issued by the trust.

INVERSE FLOATERS: Inverse floating rate securities are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond's par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an "inverse floater") to an investor (such as a Fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates' holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond's downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond's value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.

LEVERAGE-ADJUSTED DURATION: Duration is a measure of the expected period over which a bond's principal and interest will be paid, and consequently is a measure of the sensitivity of a bond's or bond Fund's value to changes when market interest rates change. Generally, the longer a bond's or Fund's duration, the more the price of the bond or Fund will change as interest rates change. Leverage-adjusted duration takes into account the leveraging process for a Fund and therefore is longer than the duration of the Fund's portfolio of bonds.

MARKET YIELD (ALSO KNOWN AS DIVIDEND YIELD OR CURRENT YIELD): An investment's current annualized dividend divided by its current market price.

NET ASSET VALUE (NAV): A Fund's common share NAV per share is calculated by subtracting the liabilities of the Fund (including any MuniPreferred shares issued in order to leverage the Fund) from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

TAXABLE-EQUIVALENT YIELD: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.

Notes

Notes

Other Useful
      INFORMATION

QUARTERLY PORTFOLIO OF INVESTMENTS AND PROXY VOTING INFORMATION

Each Fund's (i) quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the 12-month period ended June 30, 2006, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities are available without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen's website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission ("SEC"). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public References Section at 450 Fifth Street NW, Washington, D.C. 20549.

CEO CERTIFICATION DISCLOSURE

For Funds listed on the New York Stock Exchange, each Fund's Chief Executive Officer has submitted to the Exchange the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual.

Each Fund has filed with the Securities and Exchange Commission the certification of its Chief Executive Officer and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.

BOARD OF DIRECTORS/TRUSTEES

Robert P. Bremner
Lawrence H. Brown
Jack B. Evans
William C. Hunter
David J. Kundert
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale
Carol E. Stone
Eugene S. Sunshine

FUND MANAGER

Nuveen Asset Management
333 West Wacker Drive
Chicago, IL 60606

CUSTODIAN

State Street Bank & Trust Company
Boston, MA

TRANSFER AGENT AND
SHAREHOLDER SERVICES

State Street Bank & Trust Company
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071

(800) 257-8787

LEGAL COUNSEL

Chapman and Cutler LLP
Chicago, IL

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
Chicago, IL

EACH FUND INTENDS TO REPURCHASE SHARES OF ITS OWN COMMON STOCK IN THE FUTURE AT SUCH TIMES AND IN SUCH AMOUNTS AS IS DEEMED ADVISABLE. NO SHARES WERE REPURCHASED DURING THE PERIOD COVERED BY THIS REPORT. ANY FUTURE REPURCHASES WILL BE REPORTED TO SHAREHOLDERS IN THE NEXT ANNUAL OR SEMIANNUAL REPORT.

Nuveen Investments:

SERVING Investors
        For GENERATIONS


Photo of: 2 women looking at a photo album.

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

WE OFFER MANY DIFFERENT INVESTING SOLUTIONS FOR OUR CLIENTS' DIFFERENT NEEDS.

Managing $166 billion in assets, as of March 31, 2007, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under six distinct brands: NWQ, specializing in value-style equities; Nuveen, managing fixed-income investments; Santa Barbara, committed to growth equities; Tradewinds, specializing in global value equities; Rittenhouse, focused on "blue-chip" growth equities; and Symphony, with expertise in alternative investments as well as equity and income portfolios.

FIND OUT HOW WE CAN HELP YOU REACH YOUR FINANCIAL GOALS.

To learn more about the products and services Nuveen Investments offers, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest.

BE SURE TO OBTAIN A PROSPECTUS, WHERE APPLICABLE. INVESTORS SHOULD CONSIDER THE INVESTMENT OBJECTIVE AND POLICIES, RISK CONSIDERATIONS, CHARGES AND EXPENSES OF THE FUND CAREFULLY BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION RELEVANT TO AN INVESTMENT IN THE FUND. FOR A PROSPECTUS, PLEASE CONTACT YOUR SECURITIES REPRESENTATIVE OR NUVEEN INVESTMENTS, 333 W. WACKER DR., CHICAGO, IL 60606. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

o  Share prices

o  Fund details

o  Daily financial news

o  Investor education

o  Interactive planning tools

                                                                      Learn more

                                                           about Nuveen Funds at

                                                              www.nuveen.com/cef


                                                                          [LOGO]
                                                                NUVEEN
                                                                   INVESTMENTS

ESA-D-0407D

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

See Portfolio of Investments in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: Ex-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Ex-99.906 CERT attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Insured Dividend Advantage Municipal Fund
            -----------------------------------------------------------

By (Signature and Title)* /s/ Kevin J. McCarthy
                         ----------------------------------------------
                          Kevin J. McCarthy
                          Vice President and Secretary

Date: July 9, 2007
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gifford R. Zimmerman
                         ----------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (principal executive officer)

Date: July 9, 2007
    -------------------------------------------------------------------

By (Signature and Title)* /s/ Stephen D. Foy
                         ----------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (principal financial officer)

Date: July 9, 2007
    -------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.